UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01766

Name of Registrant:	Vanguard Wellesley Income Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2025—March 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Target Maturity 2027 Corporate Bond ETF ETF Shares - VBCA

Vanguard Target Maturity 2028 Corporate Bond ETF ETF Shares - VBCB

Vanguard Target Maturity 2029 Corporate Bond ETF ETF Shares - VBCC

Vanguard Target Maturity 2030 Corporate Bond ETF ETF Shares - VBCD

Vanguard Target Maturity 2031 Corporate Bond ETF ETF Shares - VBCE

Vanguard Target Maturity 2032 Corporate Bond ETF ETF Shares - VBCF

Vanguard Target Maturity 2033 Corporate Bond ETF ETF Shares - VBCG

Vanguard Target Maturity 2034 Corporate Bond ETF ETF Shares - VBCH

Vanguard Target Maturity 2035 Corporate Bond ETF ETF Shares - VBCI

Vanguard Target Maturity 2036 Corporate Bond ETF ETF Shares - VBCJ

Vanguard Target Maturity 2027 Corporate Bond ETF
ETF Shares (VBCA) Nasdaq
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Target Maturity 2027 Corporate Bond ETF (the "Fund") for the period of March 24, 2026, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$0[1]	0.08%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$5
Number of Portfolio Holdings	536
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Communications	3.7%
Consumer Discretionary	9.5%
Consumer Staples	5.6%
Energy	4.6%
Financials	44.9%
Health Care	7.8%
Industrials	5.9%
Materials	1.4%
Real Estate	2.0%
Technology	7.5%
Utilities	4.9%
U.S. Government and Agency Obligations	0.7%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV072

Vanguard Target Maturity 2028 Corporate Bond ETF
ETF Shares (VBCB) Nasdaq
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Target Maturity 2028 Corporate Bond ETF (the "Fund") for the period of March 24, 2026, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$0[1]	0.08%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$5
Number of Portfolio Holdings	544
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Communications	5.0%
Consumer Discretionary	7.5%
Consumer Staples	5.0%
Energy	4.2%
Financials	42.3%
Health Care	8.7%
Industrials	6.6%
Materials	2.3%
Real Estate	2.9%
Technology	8.3%
Utilities	5.8%
Other Assets and Liabilities—Net	1.4%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV073

Vanguard Target Maturity 2029 Corporate Bond ETF
ETF Shares (VBCC) Nasdaq
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Target Maturity 2029 Corporate Bond ETF (the "Fund") for the period of March 24, 2026, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$0[1]	0.08%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$5
Number of Portfolio Holdings	471
Portfolio Turnover Rate	0%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Communications	4.7%
Consumer Discretionary	8.2%
Consumer Staples	5.6%
Energy	5.3%
Financials	36.4%
Health Care	10.6%
Industrials	5.8%
Materials	2.2%
Real Estate	3.5%
Technology	10.3%
Utilities	6.0%
Other Assets and Liabilities—Net	1.4%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV074

Vanguard Target Maturity 2030 Corporate Bond ETF
ETF Shares (VBCD) Nasdaq
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Target Maturity 2030 Corporate Bond ETF (the "Fund") for the period of March 24, 2026, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$0[1]	0.08%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$6
Number of Portfolio Holdings	622
Portfolio Turnover Rate	0%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Communications	6.7%
Consumer Discretionary	7.5%
Consumer Staples	6.6%
Energy	6.6%
Financials	34.3%
Health Care	10.3%
Industrials	5.6%
Materials	3.1%
Real Estate	4.4%
Technology	8.7%
Utilities	4.9%
Other Assets and Liabilities—Net	1.3%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV075

Vanguard Target Maturity 2031 Corporate Bond ETF
ETF Shares (VBCE) Nasdaq
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Target Maturity 2031 Corporate Bond ETF (the "Fund") for the period of March 24, 2026, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$0[1]	0.08%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$5
Number of Portfolio Holdings	468
Portfolio Turnover Rate	0%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Communications	7.1%
Consumer Discretionary	8.8%
Consumer Staples	4.4%
Energy	5.5%
Financials	31.4%
Health Care	11.2%
Industrials	6.7%
Materials	2.1%
Real Estate	5.2%
Technology	10.9%
Utilities	5.5%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV076

Vanguard Target Maturity 2032 Corporate Bond ETF
ETF Shares (VBCF) Nasdaq
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Target Maturity 2032 Corporate Bond ETF (the "Fund") for the period of March 24, 2026, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$0[1]	0.08%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$6
Number of Portfolio Holdings	368
Portfolio Turnover Rate	0%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Communications	7.6%
Consumer Discretionary	8.0%
Consumer Staples	7.3%
Energy	4.1%
Financials	34.0%
Health Care	8.3%
Industrials	4.0%
Materials	2.7%
Real Estate	4.6%
Technology	11.5%
Utilities	6.8%
Other Assets and Liabilities—Net	1.1%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV077

Vanguard Target Maturity 2033 Corporate Bond ETF
ETF Shares (VBCG) Nasdaq
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Target Maturity 2033 Corporate Bond ETF (the "Fund") for the period of March 24, 2026, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$0[1]	0.08%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$6
Number of Portfolio Holdings	337
Portfolio Turnover Rate	0%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Communications	7.8%
Consumer Discretionary	5.5%
Consumer Staples	6.2%
Energy	8.0%
Financials	31.0%
Health Care	10.7%
Industrials	6.8%
Materials	2.7%
Real Estate	3.8%
Technology	8.4%
Utilities	7.5%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.4%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV078

Vanguard Target Maturity 2034 Corporate Bond ETF
ETF Shares (VBCH) Nasdaq
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Target Maturity 2034 Corporate Bond ETF (the "Fund") for the period of March 24, 2026, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$0[1]	0.08%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$6
Number of Portfolio Holdings	344
Portfolio Turnover Rate	0%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Communications	5.9%
Consumer Discretionary	5.1%
Consumer Staples	5.3%
Energy	9.6%
Financials	32.8%
Health Care	10.0%
Industrials	6.2%
Materials	3.3%
Real Estate	4.8%
Technology	7.9%
Utilities	7.7%
Other Assets and Liabilities—Net	1.4%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV079

Vanguard Target Maturity 2035 Corporate Bond ETF
ETF Shares (VBCI) Nasdaq
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Target Maturity 2035 Corporate Bond ETF (the "Fund") for the period of March 24, 2026, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$0[1]	0.08%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$6
Number of Portfolio Holdings	374
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Communications	8.6%
Consumer Discretionary	5.8%
Consumer Staples	5.2%
Energy	7.6%
Financials	30.9%
Health Care	10.3%
Industrials	5.1%
Materials	3.8%
Real Estate	3.2%
Technology	10.0%
Utilities	7.8%
U.S. Government and Agency Obligations	0.6%
Other Assets and Liabilities—Net	1.1%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV080

Vanguard Target Maturity 2036 Corporate Bond ETF
ETF Shares (VBCJ) Nasdaq
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Target Maturity 2036 Corporate Bond ETF (the "Fund") for the period of March 24, 2026, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$0[1]	0.08%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$6
Number of Portfolio Holdings	170
Portfolio Turnover Rate	30%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Communications	7.7%
Consumer Discretionary	5.9%
Consumer Staples	5.4%
Energy	10.6%
Financials	24.5%
Health Care	11.5%
Industrials	7.3%
Materials	3.6%
Real Estate	1.5%
Technology	12.1%
Utilities	9.1%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV081

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the period ended March 31, 2026
Vanguard Target Maturity 2027 Corporate Bond ETF

Contents
Financial Statements	1

Target Maturity 2027 Corporate Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.7%)
U.S. Government Securities (0.7%)
	United States Treasury Note/Bond (Cost $31)	3.375%	12/31/2027	31	30
Corporate Bonds (97.8%)
Communications (3.7%)
	Alphabet Inc.	0.800%	8/15/2027	8	7
	AT&T Inc.	4.250%	3/1/2027	13	13
	AT&T Inc.	2.300%	6/1/2027	18	17
	Baidu Inc.	3.625%	7/6/2027	4	4
	Comcast Corp.	3.300%	4/1/2027	11	11
	Expedia Group Inc.	4.625%	8/1/2027	5	5
	FactSet Research Systems Inc.	2.900%	3/1/2027	2	2
	Meta Platforms Inc.	3.500%	8/15/2027	22	22
	Rogers Communications Inc.	3.200%	3/15/2027	9	9
	Take-Two Interactive Software Inc.	3.700%	4/14/2027	12	12
	Telefonica Emisiones SA	4.103%	3/8/2027	9	9
	TELUS Corp.	3.700%	9/15/2027	5	5
	T-Mobile USA Inc.	3.750%	4/15/2027	28	28
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/2027	5	5
	Verizon Communications Inc.	4.125%	3/16/2027	13	13
	Walt Disney Co.	3.700%	3/23/2027	7	7
					169
Consumer Discretionary (9.5%)
	Alibaba Group Holding Ltd.	3.400%	12/6/2027	18	18
	Amazon.com Inc.	1.200%	6/3/2027	24	23
	Amazon.com Inc.	3.150%	8/22/2027	19	19
	Amazon.com Inc.	4.550%	12/1/2027	9	9
[1]	American Honda Finance Corp.	2.350%	1/8/2027	5	5
	American Honda Finance Corp.	4.550%	7/9/2027	8	8
[1]	American Honda Finance Corp.	4.450%	10/22/2027	7	7
	AutoZone Inc.	3.750%	6/1/2027	7	7
	BorgWarner Inc.	2.650%	7/1/2027	8	8
	Darden Restaurants Inc.	3.850%	5/1/2027	2	2
	DR Horton Inc.	1.400%	10/15/2027	3	3
	eBay Inc.	3.600%	6/5/2027	7	7
	Ford Motor Credit Co. LLC	4.271%	1/9/2027	7	7
	Ford Motor Credit Co. LLC	5.800%	3/5/2027	8	8
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	6	6
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	23	23
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	5	5
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	6	6
	General Motors Co.	4.200%	10/1/2027	8	8
	General Motors Co.	6.800%	10/1/2027	5	5
	General Motors Financial Co. Inc.	2.350%	2/26/2027	14	13
	General Motors Financial Co. Inc.	5.000%	4/9/2027	8	8
	General Motors Financial Co. Inc.	5.400%	5/8/2027	16	16
	General Motors Financial Co. Inc.	5.350%	7/15/2027	5	5
	General Motors Financial Co. Inc.	2.700%	8/20/2027	5	5
	Home Depot Inc.	2.875%	4/15/2027	5	5
	Home Depot Inc.	4.875%	6/25/2027	12	12
	Home Depot Inc.	2.800%	9/14/2027	7	7
	Honda Motor Co. Ltd.	2.534%	3/10/2027	11	11
	Hyatt Hotels Corp.	5.750%	1/30/2027	2	2
	Las Vegas Sands Corp.	5.900%	6/1/2027	5	5
	Lear Corp.	3.800%	9/15/2027	2	2
	Lennar Corp.	4.750%	11/29/2027	7	7
	Lowe's Cos. Inc.	3.350%	4/1/2027	5	5
	Lowe's Cos. Inc.	3.100%	5/3/2027	15	15
	Marriott International Inc.	5.000%	10/15/2027	7	7
1

Target Maturity 2027 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	McDonald's Corp.	3.500%	3/1/2027	4	4
[1]	McDonald's Corp.	3.500%	7/1/2027	7	7
	NIKE Inc.	2.750%	3/27/2027	7	7
	O'Reilly Automotive Inc.	3.600%	9/1/2027	7	7
	Owens Corning	5.500%	6/15/2027	7	7
	Sands China Ltd.	2.300%	3/8/2027	5	5
	Starbucks Corp.	4.850%	2/8/2027	11	11
	Toyota Motor Credit Corp.	4.600%	1/8/2027	5	5
[1]	Toyota Motor Credit Corp.	3.200%	1/11/2027	11	11
[1]	Toyota Motor Credit Corp.	1.900%	1/13/2027	5	5
[1]	Toyota Motor Credit Corp.	5.000%	3/19/2027	5	5
[1]	Toyota Motor Credit Corp.	3.050%	3/22/2027	5	5
	Toyota Motor Credit Corp.	4.500%	5/14/2027	19	19
[1]	Toyota Motor Credit Corp.	4.550%	9/20/2027	5	5
[1]	Toyota Motor Credit Corp.	4.350%	10/8/2027	7	7
	Toyota Motor Credit Corp.	5.450%	11/10/2027	5	5
					429
Consumer Staples (5.6%)
	BAT Capital Corp.	4.700%	4/2/2027	6	6
	BAT Capital Corp.	3.557%	8/15/2027	16	16
	Bunge Ltd. Finance Corp.	3.750%	9/25/2027	7	7
	Campbell's Co.	5.200%	3/19/2027	2	2
	Coca-Cola Co.	3.375%	3/25/2027	8	8
	Coca-Cola Co.	1.450%	6/1/2027	13	12
	Conagra Brands Inc.	1.375%	11/1/2027	8	7
	Constellation Brands Inc.	4.350%	5/9/2027	8	8
	Costco Wholesale Corp.	3.000%	5/18/2027	5	5
	Costco Wholesale Corp.	1.375%	6/20/2027	9	9
	Diageo Capital plc	5.300%	10/24/2027	7	7
	Estee Lauder Cos. Inc.	3.150%	3/15/2027	2	2
	Haleon US Capital LLC	3.375%	3/24/2027	10	10
	Hormel Foods Corp.	4.800%	3/30/2027	7	7
	J M Smucker Co.	3.375%	12/15/2027	2	2
	Kellanova	3.400%	11/15/2027	2	2
[1]	Keurig Dr Pepper Inc.	5.100%	3/15/2027	5	5
	Kimberly-Clark Corp.	1.050%	9/15/2027	2	2
	Kraft Heinz Foods Co.	3.875%	5/15/2027	10	10
	Kroger Co.	3.700%	8/1/2027	7	7
	McCormick & Co. Inc.	3.400%	8/15/2027	7	7
	Mondelez International Inc.	2.625%	3/17/2027	5	5
	PepsiCo Inc.	4.400%	2/7/2027	5	5
	PepsiCo Inc.	3.000%	10/15/2027	11	11
	Pepsico Singapore Financing I Pte. Ltd.	4.650%	2/16/2027	8	8
	Philip Morris International Inc.	4.750%	2/12/2027	5	5
	Philip Morris International Inc.	4.375%	11/1/2027	12	12
	Philip Morris International Inc.	5.125%	11/17/2027	7	7
	Procter & Gamble Co.	1.900%	2/1/2027	7	7
	Procter & Gamble Co.	2.850%	8/11/2027	5	5
	Sysco Corp.	3.250%	7/15/2027	5	5
	Tyson Foods Inc.	3.550%	6/2/2027	6	6
	Unilever Capital Corp.	2.900%	5/5/2027	17	17
	Unilever Capital Corp.	4.250%	8/12/2027	5	5
	Walmart Inc.	4.100%	4/28/2027	5	5
	Walmart Inc.	3.950%	9/9/2027	7	7
					251
Energy (4.6%)
	Baker Hughes Holdings LLC	3.337%	12/15/2027	10	10
	Boardwalk Pipelines LP	4.450%	7/15/2027	2	2
	BP Capital Markets America Inc.	3.543%	4/6/2027	5	5
[1]	BP Capital Markets America Inc.	3.588%	4/14/2027	6	6
	BP Capital Markets America Inc.	5.017%	11/17/2027	7	7
	BP Capital Markets plc	3.279%	9/19/2027	9	9
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	10	10
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	9	9
	Chevron Corp.	1.995%	5/11/2027	5	5
	Chevron USA Inc.	4.405%	2/26/2027	5	5
	Chevron USA Inc.	1.018%	8/12/2027	5	5
	Chevron USA Inc.	3.950%	8/13/2027	3	3
	Coterra Energy Inc.	3.900%	5/15/2027	5	5
2

Target Maturity 2027 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DCP Midstream Operating LP	5.625%	7/15/2027	7	7
	Diamondback Energy Inc.	5.200%	4/18/2027	7	7
	Enbridge Inc.	5.250%	4/5/2027	10	10
	Energy Transfer LP	4.400%	3/15/2027	3	3
	Energy Transfer LP	4.200%	4/15/2027	6	6
[1]	Energy Transfer LP	5.500%	6/1/2027	5	5
	Energy Transfer LP	4.000%	10/1/2027	7	7
	Exxon Mobil Corp.	3.294%	3/19/2027	17	17
	MPLX LP	4.125%	3/1/2027	6	6
	MPLX LP	4.250%	12/1/2027	5	5
	ONEOK Inc.	4.250%	9/24/2027	13	13
	Phillips 66 Co.	4.950%	12/1/2027	7	7
	Sabine Pass Liquefaction LLC	5.000%	3/15/2027	5	5
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	7	7
	Targa Resources Corp.	5.200%	7/1/2027	5	5
	TC PipeLines LP	3.900%	5/25/2027	2	2
	Valero Energy Corp.	2.150%	9/15/2027	2	2
	Williams Cos. Inc.	3.750%	6/15/2027	11	11
					206
Financials (44.9%)
	AerCap Ireland Capital DAC	6.100%	1/15/2027	4	4
	AerCap Ireland Capital DAC	6.450%	4/15/2027	9	9
	AerCap Ireland Capital DAC	3.650%	7/21/2027	10	10
	AerCap Ireland Capital DAC	4.625%	10/15/2027	11	11
	Air Lease Corp.	3.625%	4/1/2027	5	5
	Air Lease Corp.	5.850%	12/15/2027	5	5
	Ally Financial Inc.	7.100%	11/15/2027	11	11
	American Express Co.	2.550%	3/4/2027	16	16
	American Express Co.	3.300%	5/3/2027	13	13
	American Express Co.	5.850%	11/5/2027	9	9
	American Express Co.	5.098%	2/16/2028	8	8
	American Express Co.	5.043%	7/26/2028	7	7
	American National Group Inc.	5.000%	6/15/2027	2	2
	Aon Corp.	2.850%	5/28/2027	2	2
	Aon North America Inc.	5.125%	3/1/2027	7	7
	Ares Capital Corp.	7.000%	1/15/2027	6	6
	Ares Capital Corp.	2.875%	6/15/2027	2	2
	Arthur J Gallagher & Co.	4.600%	12/15/2027	7	7
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	9	9
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	7	7
	Banco Santander SA	4.250%	4/11/2027	11	11
	Banco Santander SA	5.294%	8/18/2027	10	10
	Banco Santander SA	5.552%	3/14/2028	5	5
	Banco Santander SA	4.175%	3/24/2028	13	13
[1]	Banco Santander SA	5.365%	7/15/2028	7	7
[1]	Bank of America Corp.	4.183%	11/25/2027	9	9
[1]	Bank of America Corp.	3.824%	1/20/2028	18	18
[1]	Bank of America Corp.	2.551%	2/4/2028	14	14
[1]	Bank of America Corp.	3.705%	4/24/2028	27	27
	Bank of America Corp.	4.376%	4/27/2028	10	10
[1]	Bank of America Corp.	3.593%	7/21/2028	15	15
[1]	Bank of America Corp.	4.948%	7/22/2028	22	22
	Bank of America Corp.	6.204%	11/10/2028	19	19
[1]	Bank of Montreal	2.650%	3/8/2027	7	7
[1]	Bank of Montreal	4.700%	9/14/2027	10	10
	Bank of Montreal	4.062%	9/22/2028	5	5
[1]	Bank of New York Mellon Corp.	3.250%	5/16/2027	5	5
[1]	Bank of New York Mellon Corp.	3.442%	2/7/2028	14	14
	Bank of New York Mellon Corp.	4.441%	6/9/2028	5	5
[1]	Bank of New York Mellon Corp.	5.802%	10/25/2028	13	13
	Bank of Nova Scotia	1.950%	2/2/2027	10	10
[1]	Bank of Nova Scotia	5.400%	6/4/2027	7	7
	Bank of Nova Scotia	4.404%	9/8/2028	5	5
	Bank of Nova Scotia	4.043%	9/15/2028	7	7
	Barclays plc	5.674%	3/12/2028	9	9
	Barclays plc	5.501%	8/9/2028	7	7
	Barclays plc	4.837%	9/10/2028	17	17
	Barclays plc	7.385%	11/2/2028	7	7
	Berkshire Hathaway Finance Corp.	2.300%	3/15/2027	7	7
3

Target Maturity 2027 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BlackRock Funding Inc.	4.600%	7/26/2027	5	5
	Blackrock Inc.	3.200%	3/15/2027	9	9
	Blackstone Private Credit Fund	3.250%	3/15/2027	5	5
	Blackstone Secured Lending Fund	2.125%	2/15/2027	7	7
[1]	Blue Owl Credit Income Corp.	7.750%	9/16/2027	5	5
	Brighthouse Financial Inc.	3.700%	6/22/2027	5	5
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	12	12
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	5	5
	Canadian Imperial Bank of Commerce	4.862%	1/13/2028	7	7
	Canadian Imperial Bank of Commerce	4.243%	9/8/2028	5	5
	Capital One Financial Corp.	3.750%	3/9/2027	9	9
	Capital One Financial Corp.	3.650%	5/11/2027	22	22
	Capital One Financial Corp.	4.927%	5/10/2028	7	7
	Charles Schwab Corp.	2.450%	3/3/2027	13	13
	Charles Schwab Corp.	3.300%	4/1/2027	7	7
	Citibank NA	4.576%	5/29/2027	30	30
	Citigroup Inc.	4.450%	9/29/2027	20	20
[1]	Citigroup Inc.	3.887%	1/10/2028	21	21
[1]	Citigroup Inc.	3.070%	2/24/2028	14	14
	Citigroup Inc.	4.643%	5/7/2028	10	10
	Citigroup Inc.	4.658%	5/24/2028	12	12
[1]	Citigroup Inc.	3.668%	7/24/2028	13	13
[1]	Citigroup Inc.	3.520%	10/27/2028	12	12
	Citizens Bank NA	4.575%	8/9/2028	5	5
	CNA Financial Corp.	3.450%	8/15/2027	2	2
	Cooperatieve Rabobank UA	5.041%	3/5/2027	7	7
	Cooperatieve Rabobank UA	4.372%	5/27/2027	5	5
	Corebridge Financial Inc.	3.650%	4/5/2027	9	9
	Deutsche Bank AG	2.552%	1/7/2028	11	11
	Deutsche Bank AG	5.706%	2/8/2028	5	5
	Fifth Third Bancorp	2.550%	5/5/2027	5	5
	Fifth Third Bancorp	6.361%	10/27/2028	5	5
	Fifth Third Bank NA	4.967%	1/28/2028	7	7
	Global Payments Inc.	2.150%	1/15/2027	3	3
	Global Payments Inc.	4.950%	8/15/2027	7	7
	Goldman Sachs Group Inc.	5.950%	1/15/2027	5	5
	Goldman Sachs Group Inc.	2.640%	2/24/2028	29	28
	Goldman Sachs Group Inc.	3.615%	3/15/2028	33	32
	Goldman Sachs Group Inc.	4.937%	4/23/2028	14	14
[1]	Goldman Sachs Group Inc.	3.691%	6/5/2028	22	22
	Goldman Sachs Group Inc.	4.482%	8/23/2028	14	14
[1]	HSBC Holdings plc	4.041%	3/13/2028	12	12
	HSBC Holdings plc	5.597%	5/17/2028	8	8
	HSBC Holdings plc	4.755%	6/9/2028	28	28
	HSBC Holdings plc	5.210%	8/11/2028	10	10
[1]	HSBC Holdings plc	2.013%	9/22/2028	9	9
	HSBC Holdings plc	7.390%	11/3/2028	11	11
	HSBC Holdings plc	5.130%	11/19/2028	15	15
	HSBC USA Inc.	5.294%	3/4/2027	12	12
	Huntington Bancshares Inc.	4.443%	8/4/2028	8	8
	Huntington National Bank	4.871%	4/12/2028	5	5
	Huntington National Bank	4.552%	5/17/2028	5	5
	ING Groep NV	3.950%	3/29/2027	12	12
	ING Groep NV	4.017%	3/28/2028	7	7
	Jefferies Financial Group Inc.	4.850%	1/15/2027	5	5
	JPMorgan Chase & Co.	4.250%	10/1/2027	7	7
	JPMorgan Chase & Co.	3.625%	12/1/2027	12	12
	JPMorgan Chase & Co.	5.040%	1/23/2028	9	9
[1]	JPMorgan Chase & Co.	3.782%	2/1/2028	9	9
	JPMorgan Chase & Co.	2.947%	2/24/2028	17	17
	JPMorgan Chase & Co.	5.571%	4/22/2028	10	10
	JPMorgan Chase & Co.	4.323%	4/26/2028	9	9
[1]	JPMorgan Chase & Co.	3.540%	5/1/2028	18	18
[1]	JPMorgan Chase & Co.	2.182%	6/1/2028	7	7
	JPMorgan Chase & Co.	4.979%	7/22/2028	6	6
	JPMorgan Chase & Co.	4.851%	7/25/2028	24	24
	JPMorgan Chase & Co.	4.505%	10/22/2028	9	9
[1]	Keybank National Association	5.850%	11/15/2027	7	7
[1]	KeyCorp	2.250%	4/6/2027	5	5
	Lloyds Banking Group plc	3.750%	1/11/2027	11	11
4

Target Maturity 2027 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lloyds Banking Group plc	5.462%	1/5/2028	10	10
	Lloyds Banking Group plc	3.750%	3/18/2028	5	5
[1]	Lloyds Banking Group plc	3.574%	11/7/2028	14	14
	Lloyds Banking Group plc	5.087%	11/26/2028	7	7
	LPL Holdings Inc.	5.700%	5/20/2027	4	4
	M&T Bank Corp.	4.553%	8/16/2028	3	3
[1]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	6	6
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	5	5
	Manulife Financial Corp.	2.484%	5/19/2027	2	2
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	7	7
	Mastercard Inc.	3.300%	3/26/2027	9	9
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/2027	7	7
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	13	13
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	9	9
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	5	5
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	5	5
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	7	7
	Mizuho Financial Group Inc.	3.663%	2/28/2027	5	5
	Mizuho Financial Group Inc.	3.170%	9/11/2027	5	5
	Mizuho Financial Group Inc.	5.414%	9/13/2028	9	9
	Morgan Stanley	3.625%	1/20/2027	11	11
	Morgan Stanley	3.950%	4/23/2027	27	27
	Morgan Stanley	2.475%	1/21/2028	14	14
[1]	Morgan Stanley	5.652%	4/13/2028	7	7
	Morgan Stanley	4.210%	4/20/2028	18	18
[1]	Morgan Stanley	3.591%	7/22/2028	12	12
	Morgan Stanley	6.296%	10/18/2028	25	25
[1]	Morgan Stanley Bank NA	4.952%	1/14/2028	8	8
[1]	Morgan Stanley Bank NA	5.504%	5/26/2028	7	7
[1]	Morgan Stanley Bank NA	4.968%	7/14/2028	5	5
[1]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	7	7
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	8	8
	National Australia Bank Ltd.	5.087%	6/11/2027	13	13
	National Australia Bank Ltd.	4.500%	10/26/2027	6	6
	National Bank of Canada	4.950%	2/1/2028	3	3
	NatWest Group plc	5.583%	3/1/2028	7	7
[1]	NatWest Group plc	3.073%	5/22/2028	7	7
	NatWest Group plc	5.516%	9/30/2028	5	5
	Nomura Holdings Inc.	2.329%	1/22/2027	9	9
	Nomura Holdings Inc.	5.386%	7/6/2027	8	8
	Northern Trust Corp.	4.000%	5/10/2027	9	9
	ORIX Corp.	3.700%	7/18/2027	9	9
	PayPal Holdings Inc.	3.900%	6/1/2027	2	2
[1]	PNC Bank NA	3.100%	10/25/2027	18	18
	PNC Bank NA	4.429%	7/21/2028	5	5
	PNC Financial Services Group Inc.	5.300%	1/21/2028	6	6
	PNC Financial Services Group Inc.	5.354%	12/2/2028	5	5
	Progressive Corp.	2.450%	1/15/2027	5	5
[1]	Royal Bank of Canada	4.875%	1/19/2027	6	6
	Royal Bank of Canada	3.625%	5/4/2027	10	10
[1]	Royal Bank of Canada	4.240%	8/3/2027	7	7
[1]	Royal Bank of Canada	6.000%	11/1/2027	8	8
[1]	Royal Bank of Canada	4.715%	3/27/2028	13	13
[1]	Royal Bank of Canada	4.522%	10/18/2028	5	5
	Royal Bank of Canada	3.995%	11/3/2028	7	7
	Santander Holdings USA Inc.	4.400%	7/13/2027	7	7
	Santander Holdings USA Inc.	2.490%	1/6/2028	7	7
	Santander UK Group Holdings plc	2.469%	1/11/2028	7	7
[1]	Santander UK Group Holdings plc	3.823%	11/3/2028	5	5
[1]	Standard Chartered Bank	4.853%	12/3/2027	5	5
	State Street Corp.	4.993%	3/18/2027	8	8
	State Street Corp.	4.330%	10/22/2027	18	18
	State Street Corp.	2.203%	2/7/2028	5	5
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/2027	14	14
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	14	14
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/2027	5	5
	Synchrony Financial	3.950%	12/1/2027	8	8
[1]	Toronto-Dominion Bank	1.950%	1/12/2027	5	5
[1]	Toronto-Dominion Bank	2.800%	3/10/2027	8	8
[1]	Toronto-Dominion Bank	4.980%	4/5/2027	15	15
5

Target Maturity 2027 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toronto-Dominion Bank	4.108%	6/8/2027	8	8
[1]	Toronto-Dominion Bank	4.693%	9/15/2027	6	6
[1]	Truist Bank	4.420%	7/24/2028	2	2
[1]	Truist Financial Corp.	1.125%	8/3/2027	16	15
[1]	Truist Financial Corp.	4.123%	6/6/2028	5	5
	UBS AG	5.000%	7/9/2027	2	2
	UBS AG	4.864%	1/10/2028	9	9
[1]	US Bancorp	3.150%	4/27/2027	12	12
[1]	US Bancorp	2.215%	1/27/2028	10	10
[1]	US Bancorp	4.548%	7/22/2028	8	8
	Visa Inc.	2.750%	9/15/2027	7	7
[1]	Wells Fargo & Co.	4.900%	1/24/2028	12	12
[1]	Wells Fargo & Co.	3.526%	3/24/2028	28	28
[1]	Wells Fargo & Co.	5.707%	4/22/2028	15	15
[1]	Wells Fargo & Co.	3.584%	5/22/2028	15	15
[1]	Wells Fargo & Co.	2.393%	6/2/2028	18	17
[1]	Wells Fargo & Co.	4.808%	7/25/2028	15	15
	Westpac Banking Corp.	3.350%	3/8/2027	9	9
	Westpac Banking Corp.	4.043%	8/26/2027	9	9
	Westpac Banking Corp.	5.457%	11/18/2027	8	8
	Willis North America Inc.	4.650%	6/15/2027	7	7
					2,022
Health Care (7.8%)
	AbbVie Inc.	4.800%	3/15/2027	16	16
	Agilent Technologies Inc.	4.200%	9/9/2027	2	2
	Amgen Inc.	3.200%	11/2/2027	22	21
	AstraZeneca Finance LLC	4.800%	2/26/2027	12	12
	AstraZeneca plc	3.125%	6/12/2027	3	3
	Augusta SpinCo Corp.	4.321%	9/23/2027	5	5
	Baxter International Inc.	1.915%	2/1/2027	5	5
	Bristol-Myers Squibb Co.	3.250%	2/27/2027	5	5
	Bristol-Myers Squibb Co.	1.125%	11/13/2027	11	10
	Cardinal Health Inc.	3.410%	6/15/2027	7	7
	Cencora Inc.	3.450%	12/15/2027	9	9
[1]	Cigna Group	3.400%	3/1/2027	7	7
[1]	Cigna Group	3.050%	10/15/2027	5	5
	CommonSpirit Health	6.073%	11/1/2027	2	2
	CVS Health Corp.	3.625%	4/1/2027	5	5
	CVS Health Corp.	1.300%	8/21/2027	16	15
	Elevance Health Inc.	3.650%	12/1/2027	12	12
	Eli Lilly & Co.	4.500%	2/9/2027	10	10
	Eli Lilly & Co.	4.150%	8/14/2027	3	3
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	13	13
	Gilead Sciences Inc.	2.950%	3/1/2027	6	6
	Gilead Sciences Inc.	1.200%	10/1/2027	8	7
	HCA Inc.	3.125%	3/15/2027	16	16
	Humana Inc.	1.350%	2/3/2027	5	5
	Icon Investments Six DAC	5.809%	5/8/2027	5	5
	Illumina Inc.	5.750%	12/13/2027	2	2
	Johnson & Johnson	4.500%	3/1/2027	7	7
	Johnson & Johnson	2.950%	3/3/2027	3	3
	Johnson & Johnson	0.950%	9/1/2027	23	22
	Kaiser Foundation Hospitals	3.150%	5/1/2027	7	7
	Laboratory Corp. of America Holdings	3.600%	9/1/2027	5	5
	Merck & Co. Inc.	1.700%	6/10/2027	8	8
	Merck & Co. Inc.	3.850%	9/15/2027	10	10
	Novartis Capital Corp.	3.100%	5/17/2027	10	10
	Pfizer Inc.	3.875%	11/15/2027	8	8
	Royalty Pharma plc	1.750%	9/2/2027	8	8
	Stryker Corp.	4.550%	2/10/2027	5	5
	Thermo Fisher Scientific Inc.	4.800%	11/21/2027	7	7
	UnitedHealth Group Inc.	3.450%	1/15/2027	8	8
	UnitedHealth Group Inc.	3.375%	4/15/2027	5	5
	UnitedHealth Group Inc.	2.950%	10/15/2027	14	14
	Viatris Inc.	2.300%	6/22/2027	5	5
	Zimmer Biomet Holdings Inc.	4.700%	2/19/2027	5	5
	Zoetis Inc.	3.000%	9/12/2027	7	7
					352
6

Target Maturity 2027 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Industrials (5.9%)
	3M Co.	2.875%	10/15/2027	7	7
	Amphenol Corp.	5.050%	4/5/2027	5	5
	Amphenol Corp.	3.800%	11/15/2027	7	7
	Boeing Co.	2.700%	2/1/2027	5	5
	Boeing Co.	5.040%	5/1/2027	20	20
	Boeing Co.	6.259%	5/1/2027	6	6
	Burlington Northern Santa Fe LLC	3.250%	6/15/2027	2	2
[1]	Caterpillar Financial Services Corp.	1.700%	1/8/2027	7	7
	Caterpillar Financial Services Corp.	4.500%	1/8/2027	5	5
	Caterpillar Financial Services Corp.	5.000%	5/14/2027	5	5
[1]	Caterpillar Financial Services Corp.	3.600%	8/12/2027	17	17
	Caterpillar Financial Services Corp.	4.600%	11/15/2027	5	5
	CNH Industrial Capital LLC	4.500%	10/8/2027	2	2
	CSX Corp.	3.250%	6/1/2027	11	11
	Eaton Corp.	3.103%	9/15/2027	7	7
	Emerson Electric Co.	1.800%	10/15/2027	2	2
	General Dynamics Corp.	3.500%	4/1/2027	5	5
	General Dynamics Corp.	2.625%	11/15/2027	2	2
	Honeywell International Inc.	1.100%	3/1/2027	7	6
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	5	5
	Ingersoll Rand Inc.	5.197%	6/15/2027	7	7
	John Deere Capital Corp.	4.500%	1/8/2027	7	7
[1]	John Deere Capital Corp.	1.700%	1/11/2027	5	5
[1]	John Deere Capital Corp.	4.850%	3/5/2027	5	5
	John Deere Capital Corp.	4.200%	7/15/2027	14	14
[1]	John Deere Capital Corp.	4.150%	9/15/2027	7	7
	Keysight Technologies Inc.	4.600%	4/6/2027	6	6
	L3Harris Technologies Inc.	5.400%	1/15/2027	10	10
	Lockheed Martin Corp.	5.100%	11/15/2027	7	7
	Northrop Grumman Corp.	3.200%	2/1/2027	3	3
	PACCAR Financial Corp.	4.450%	8/6/2027	7	7
	Parker-Hannifin Corp.	3.250%	3/1/2027	2	2
	Parker-Hannifin Corp.	4.250%	9/15/2027	7	7
	Republic Services Inc.	3.375%	11/15/2027	5	5
	RTX Corp.	3.500%	3/15/2027	6	6
	RTX Corp.	3.125%	5/4/2027	8	8
	Southwest Airlines Co.	5.125%	6/15/2027	10	10
	Union Pacific Corp.	3.000%	4/15/2027	5	5
	United Parcel Service Inc.	3.050%	11/15/2027	5	5
	Waste Management Inc.	3.150%	11/15/2027	8	8
					265
Materials (1.4%)
	Air Products and Chemicals Inc.	1.850%	5/15/2027	5	5
	ArcelorMittal SA	6.550%	11/29/2027	7	7
	Carlisle Cos. Inc.	3.750%	12/1/2027	7	7
	Ecolab Inc.	1.650%	2/1/2027	5	5
	Ecolab Inc.	3.250%	12/1/2027	2	2
	LYB International Finance II BV	3.500%	3/2/2027	2	2
	Mosaic Co.	4.050%	11/15/2027	7	7
	Nucor Corp.	4.300%	5/23/2027	2	2
	Packaging Corp. of America	3.400%	12/15/2027	2	2
	Rio Tinto Finance USA plc	4.375%	3/12/2027	5	5
	Sherwin-Williams Co.	3.450%	6/1/2027	18	18
					62
Real Estate (2.0%)
	American Tower Corp.	3.650%	3/15/2027	10	10
	American Tower Corp.	3.550%	7/15/2027	5	5
	Boston Properties LP	6.750%	12/1/2027	3	3
	Crown Castle Inc.	2.900%	3/15/2027	9	8
	Crown Castle Inc.	3.650%	9/1/2027	8	8
	Digital Realty Trust LP	3.700%	8/15/2027	8	8
	Equinix Inc.	1.800%	7/15/2027	2	2
	Healthcare Realty Holdings LP	3.750%	7/1/2027	5	5
	Mid-America Apartments LP	3.600%	6/1/2027	5	5
	Omega Healthcare Investors Inc.	4.500%	4/1/2027	5	5
	Prologis LP	2.125%	4/15/2027	5	5
	Public Storage Operating Co.	3.094%	9/15/2027	2	2
	Realty Income Corp.	3.950%	8/15/2027	5	5
7

Target Maturity 2027 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	3.375%	6/15/2027	12	12
	Simon Property Group LP	3.375%	12/1/2027	7	7
					90
Technology (7.5%)
	Accenture Capital Inc.	3.900%	10/4/2027	6	6
	Adobe Inc.	4.850%	4/4/2027	7	7
	Apple Inc.	3.200%	5/11/2027	13	13
	Apple Inc.	3.000%	6/20/2027	7	7
	Apple Inc.	2.900%	9/12/2027	13	13
	Apple Inc.	3.000%	11/13/2027	27	26
	Applied Materials Inc.	3.300%	4/1/2027	8	8
	Autodesk Inc.	3.500%	6/15/2027	7	7
	Cadence Design Systems Inc.	4.200%	9/10/2027	2	2
	Cintas Corp. No. 2	3.700%	4/1/2027	9	9
	Cisco Systems Inc.	4.800%	2/26/2027	14	14
	Equifax Inc.	5.100%	12/15/2027	7	7
	Fiserv Inc.	5.150%	3/15/2027	7	7
	Fiserv Inc.	2.250%	6/1/2027	8	8
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	5	5
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	10	10
	HP Inc.	3.000%	6/17/2027	5	5
	IBM International Capital Pte. Ltd.	4.600%	2/5/2027	9	9
	Intel Corp.	3.750%	3/25/2027	7	7
	Intel Corp.	3.150%	5/11/2027	7	7
	Intel Corp.	3.750%	8/5/2027	15	15
	International Business Machines Corp.	2.200%	2/9/2027	5	5
	International Business Machines Corp.	1.700%	5/15/2027	12	12
	Intuit Inc.	1.350%	7/15/2027	2	2
	Jabil Inc.	4.250%	5/15/2027	2	2
	Microsoft Corp.	3.300%	2/6/2027	15	15
	NetApp Inc.	2.375%	6/22/2027	2	2
	Nokia OYJ	4.375%	6/12/2027	2	2
	NXP BV	4.400%	6/1/2027	7	7
	Oracle Corp.	2.800%	4/1/2027	23	22
	Oracle Corp.	3.250%	11/15/2027	15	14
	QUALCOMM Inc.	3.250%	5/20/2027	13	13
	Quanta Services Inc.	4.750%	8/9/2027	2	2
	Roper Technologies Inc.	1.400%	9/15/2027	5	5
	S&P Global Inc.	2.450%	3/1/2027	13	13
	Synopsys Inc.	4.550%	4/1/2027	7	7
	Texas Instruments Inc.	4.600%	2/8/2027	10	10
	Texas Instruments Inc.	2.900%	11/3/2027	2	2
	TSMC Arizona Corp.	3.875%	4/22/2027	7	7
	Workday Inc.	3.500%	4/1/2027	5	5
					339
Utilities (4.9%)
	Alabama Power Co.	3.750%	9/1/2027	5	5
	Ameren Corp.	1.950%	3/15/2027	2	2
	American Electric Power Co. Inc.	3.200%	11/13/2027	8	8
	American Water Capital Corp.	2.950%	9/1/2027	5	5
	Atmos Energy Corp.	3.000%	6/15/2027	2	2
	DTE Energy Co.	4.950%	7/1/2027	9	9
	Duke Energy Corp.	4.850%	1/5/2027	5	5
	Duke Energy Corp.	3.150%	8/15/2027	9	9
	Duke Energy Florida LLC	3.200%	1/15/2027	5	5
	Duke Energy Progress LLC	4.350%	3/6/2027	4	4
	Edison International	5.750%	6/15/2027	3	3
	Essential Utilities Inc.	4.800%	8/15/2027	2	2
	Eversource Energy	2.900%	3/1/2027	5	5
	Eversource Energy	4.600%	7/1/2027	2	2
	Exelon Corp.	2.750%	3/15/2027	7	7
[1]	FirstEnergy Corp.	3.900%	7/15/2027	11	11
	Georgia Power Co.	5.004%	2/23/2027	5	5
	ITC Holdings Corp.	3.350%	11/15/2027	2	2
[1]	National Rural Utilities Cooperative Finance Corp.	4.800%	2/5/2027	6	6
	National Rural Utilities Cooperative Finance Corp.	3.950%	12/10/2027	5	5
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/2027	5	5
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	9	9
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	7	7
8

Target Maturity 2027 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	14	14
	NiSource Inc.	3.490%	5/15/2027	11	11
	NSTAR Electric Co.	3.200%	5/15/2027	8	8
	Pacific Gas & Electric Co.	2.100%	8/1/2027	5	5
	Pacific Gas & Electric Co.	3.300%	12/1/2027	10	10
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	7	7
	Sempra	3.250%	6/15/2027	5	5
	Southern California Edison Co.	4.875%	2/1/2027	9	9
	Southern California Edison Co.	5.850%	11/1/2027	5	5
	Southern California Gas Co.	2.950%	4/15/2027	3	3
	Southern Co.	5.113%	8/1/2027	7	7
[1]	Virginia Electric & Power Co.	3.500%	3/15/2027	3	3
[1]	Virginia Electric & Power Co.	3.750%	5/15/2027	5	5
	WEC Energy Group Inc.	1.375%	10/15/2027	7	6
	Xcel Energy Inc.	1.750%	3/15/2027	2	2
					223
Total Corporate Bonds (Cost $4,403)					4,408
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2]	Vanguard Market Liquidity Fund (Cost $1)	3.687%		11	1
Total Investments (98.5%) (Cost $4,435)					4,439
Other Assets and Liabilities—Net (1.5%)					69
Net Assets (100%)					4,508
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Target Maturity 2027 Corporate Bond ETF
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,434)	4,438
Affiliated Issuers (Cost $1)	1
Total Investments in Securities	4,439
Investment in Vanguard	0
Cash	1
Cash Collateral Received for ETF Capital Activity	17
Receivables for Investment Securities Sold	62
Receivables for Accrued Income	46
Total Assets	4,565
Liabilities
Payables for Investment Securities Purchased	40
Collateral for ETF Capital Activity	17
Payables to Vanguard	—
Total Liabilities	57
Net Assets	4,508
At March 31, 2026, net assets consisted of:

Paid-in Capital	4,502
Total Distributable Earnings (Loss)	6
Net Assets	4,508
Net Assets
Applicable to 60,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,508
Net Asset Value Per Share	$75.14
See accompanying Notes, which are an integral part of the Financial Statements.
10

Target Maturity 2027 Corporate Bond ETF
Statement of Operations

March 24, 2026[1] to March 31, 2026
($000)
Investment Income
Income
Interest[2]	2
Total Income	2
Expenses
The Vanguard Group—Note C
Management and Administrative	—
Custodian Fees	—
Shareholders’ Reports	—
Total Expenses	—
Net Investment Income	2
Realized Net Gain (Loss) on Investment Securities Sold[2]	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	4
Net Increase (Decrease) in Net Assets Resulting from Operations	6
1	Inception.
2	Interest income and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1. There was no realized net gain (loss) during the period. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Target Maturity 2027 Corporate Bond ETF
Statement of Changes in Net Assets

March 24, 2026[1] to March 31, 2026
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2
Realized Net Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	4
Net Increase (Decrease) in Net Assets Resulting from Operations	6
Distributions
Total Distributions	—
Capital Share Transactions
Issued	4,502
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	4,502
Total Increase (Decrease)	4,508
Net Assets
Beginning of Period	—
End of Period	4,508
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Target Maturity 2027 Corporate Bond ETF
Financial Highlights
March 24, 2026[1] to March 31, 2026
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	.057
Net Realized and Unrealized Gain (Loss) on Investments	.083
Total from Investment Operations	.140
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$75.14
Total Return	0.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5
Ratio of Total Expenses to Average Net Assets	0.08%
Ratio of Net Investment Income to Average Net Assets	3.95%
Portfolio Turnover Rate[3]	1%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Target Maturity 2027 Corporate Bond ETF
Notes to Financial Statements
Vanguard Target Maturity 2027 Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. The Fund is a term fund that will liquidate on or about December 15, 2027 (the “Planned Liquidation Date”). The Fund does not seek to return any predetermined amount at liquidation or in periodic distributions. The Fund invests in a range of securities that, in the aggregate, approximates a target index in terms of key risk factors and other characteristics. The Fund also maintains a dollar-weighted average maturity consistent with that of the target index. When a bond included in the target index matures, its value at the time of maturity will continue to be represented in the target index by cash and cash equivalents until the Planned Liquidation Date.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended March 31, 2026, the fund did not utilize the credit facility or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had not yet made any contributions to Vanguard’s capital as permitted under the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
14

Target Maturity 2027 Corporate Bond ETF
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	30	—	30
Corporate Bonds	—	4,408	—	4,408
Temporary Cash Investments	1	—	—	1
Total	1	4,438	—	4,439

E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,435
Gross Unrealized Appreciation	4
Gross Unrealized Depreciation	(—)
Net Unrealized Appreciation (Depreciation)	4
F.  During the period ended March 31, 2026, the fund purchased $19,000 of investment securities and sold $62,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $31,000 and $0, respectively. In addition, the fund purchased and sold investment securities of $3,637,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
March 24, 2026[1] to March 31, 2026
Shares (000)
Issued	60
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	60
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At March 31, 2026, two shareholders were each a record or beneficial owner of at least 25% or more of the fund’s net assets with a combined ownership of 85%. If any of these shareholders were to redeem their investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
15

Target Maturity 2027 Corporate Bond ETF
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0722 052026
16

Financial Statements
For the period ended March 31, 2026
Vanguard Target Maturity 2028 Corporate Bond ETF

Contents
Financial Statements	1

Target Maturity 2028 Corporate Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (98.6%)
Communications (5.0%)
	Alphabet Inc.	3.875%	11/15/2028	7	7
	AT&T Inc.	1.650%	2/1/2028	20	19
[1]	AT&T Inc.	4.100%	2/15/2028	8	8
	Baidu Inc.	4.375%	3/29/2028	4	4
	Booking Holdings Inc.	3.550%	3/15/2028	2	2
	British Telecommunications plc	5.125%	12/4/2028	5	5
	Charter Communications Operating LLC	3.750%	2/15/2028	18	18
	Charter Communications Operating LLC	4.200%	3/15/2028	7	7
	Comcast Corp.	3.150%	2/15/2028	5	5
	Comcast Corp.	3.550%	5/1/2028	16	16
	Comcast Corp.	4.150%	10/15/2028	17	17
	Expedia Group Inc.	3.800%	2/15/2028	5	5
	Meta Platforms Inc.	4.600%	5/15/2028	11	11
	Netflix Inc.	4.875%	4/15/2028	17	17
	Netflix Inc.	5.875%	11/15/2028	7	7
	Sprint Capital Corp.	6.875%	11/15/2028	15	16
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	5	5
	T-Mobile USA Inc.	2.050%	2/15/2028	9	8
	T-Mobile USA Inc.	4.950%	3/15/2028	7	7
	T-Mobile USA Inc.	4.800%	7/15/2028	7	7
	Verizon Communications Inc.	2.100%	3/22/2028	9	9
	Verizon Communications Inc.	4.329%	9/21/2028	21	21
	Walt Disney Co.	2.200%	1/13/2028	5	5
					226
Consumer Discretionary (7.5%)
	Amazon.com Inc.	3.850%	3/13/2028	17	17
	Amazon.com Inc.	1.650%	5/12/2028	15	14
	Amazon.com Inc.	3.900%	11/20/2028	17	17
	American Honda Finance Corp.	4.550%	3/3/2028	5	5
[1]	American Honda Finance Corp.	2.000%	3/24/2028	5	5
[1]	American Honda Finance Corp.	5.125%	7/7/2028	18	18
	American Honda Finance Corp.	5.650%	11/15/2028	5	5
	AutoZone Inc.	6.250%	11/1/2028	2	2
	Best Buy Co. Inc.	4.450%	10/1/2028	2	2
	Block Financial LLC	2.500%	7/15/2028	8	7
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	5	5
	Ford Motor Credit Co. LLC	5.918%	3/20/2028	5	5
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	16	16
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	6	6
	General Motors Co.	5.350%	4/15/2028	13	13
	General Motors Financial Co. Inc.	6.000%	1/9/2028	5	5
	General Motors Financial Co. Inc.	5.050%	4/4/2028	6	6
	General Motors Financial Co. Inc.	2.400%	4/10/2028	7	7
	General Motors Financial Co. Inc.	5.800%	6/23/2028	13	13
	General Motors Financial Co. Inc.	2.400%	10/15/2028	5	5
	General Motors Financial Co. Inc.	4.200%	10/27/2028	8	8
	Home Depot Inc.	0.900%	3/15/2028	2	2
	Home Depot Inc.	1.500%	9/15/2028	6	6
	Home Depot Inc.	3.750%	9/15/2028	5	5
	Home Depot Inc.	3.900%	12/6/2028	10	10
	Honda Motor Co. Ltd.	4.436%	7/8/2028	5	5
	Hyatt Hotels Corp.	5.050%	3/30/2028	2	2
	Las Vegas Sands Corp.	5.625%	6/15/2028	5	5
	Lowe's Cos. Inc.	1.300%	4/15/2028	5	5
	Lowe's Cos. Inc.	1.700%	9/15/2028	5	5
	Lowe's Cos. Inc.	4.000%	10/15/2028	8	8
	Marriott International Inc.	5.550%	10/15/2028	7	7
	Masco Corp.	1.500%	2/15/2028	2	2
[1]	McDonald's Corp.	3.800%	4/1/2028	11	11
1

Target Maturity 2028 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mohawk Industries Inc.	5.850%	9/18/2028	7	7
	O'Reilly Automotive Inc.	4.350%	6/1/2028	5	5
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	2	2
	Sands China Ltd.	5.400%	8/8/2028	13	13
	Starbucks Corp.	4.500%	5/15/2028	5	5
	Starbucks Corp.	4.000%	11/15/2028	7	7
	TJX Cos. Inc.	1.150%	5/15/2028	5	5
[1]	Toyota Motor Credit Corp.	3.750%	1/12/2028	19	19
	Toyota Motor Credit Corp.	4.625%	1/12/2028	5	5
[1]	Toyota Motor Credit Corp.	1.900%	4/6/2028	5	5
	Toyota Motor Credit Corp.	4.050%	9/5/2028	5	5
[1]	Toyota Motor Credit Corp.	5.250%	9/11/2028	5	5
					337
Consumer Staples (5.0%)
	Altria Group Inc.	4.875%	2/4/2028	5	5
	BAT Capital Corp.	2.259%	3/25/2028	8	8
	BAT International Finance plc	4.448%	3/16/2028	11	11
	Campbell's Co.	4.150%	3/15/2028	5	5
	Clorox Co.	3.900%	5/15/2028	5	5
	Coca-Cola Co.	1.500%	3/5/2028	5	5
	Coca-Cola Co.	1.000%	3/15/2028	7	7
	Colgate-Palmolive Co.	4.600%	3/1/2028	2	2
	Conagra Brands Inc.	4.850%	11/1/2028	18	18
	Constellation Brands Inc.	3.600%	2/15/2028	8	8
	Diageo Capital plc	3.875%	5/18/2028	2	2
	Dollar General Corp.	4.125%	5/1/2028	5	5
	Dollar Tree Inc.	4.200%	5/15/2028	7	7
	Estee Lauder Cos. Inc.	4.375%	5/15/2028	5	5
	General Mills Inc.	4.200%	4/17/2028	12	12
	Hershey Co.	4.550%	2/24/2028	2	2
	Hormel Foods Corp.	1.700%	6/3/2028	5	5
	J M Smucker Co.	5.900%	11/15/2028	5	5
	Kellanova	4.300%	5/15/2028	2	2
	Kenvue Inc.	5.050%	3/22/2028	7	7
	Keurig Dr Pepper Inc.	4.597%	5/25/2028	9	9
	Kimberly-Clark Corp.	3.950%	11/1/2028	2	2
	Mondelez International Inc.	4.250%	5/6/2028	3	3
	PepsiCo Inc.	4.450%	2/7/2028	5	5
	PepsiCo Inc.	3.600%	2/18/2028	10	10
	Philip Morris International Inc.	4.875%	2/15/2028	15	15
	Philip Morris International Inc.	4.125%	4/28/2028	5	5
	Philip Morris International Inc.	5.250%	9/7/2028	5	5
	Philip Morris International Inc.	3.875%	10/27/2028	5	5
	Procter & Gamble Co.	3.950%	1/26/2028	5	5
	Target Corp.	4.350%	6/15/2028	2	2
	Unilever Capital Corp.	3.500%	3/22/2028	5	5
	Unilever Capital Corp.	4.875%	9/8/2028	7	7
	Walmart Inc.	3.900%	4/15/2028	5	5
	Walmart Inc.	3.700%	6/26/2028	9	9
	Walmart Inc.	1.500%	9/22/2028	8	7
					225
Energy (4.2%)
	BP Capital Markets America Inc.	3.937%	9/21/2028	5	5
	BP Capital Markets America Inc.	4.234%	11/6/2028	9	9
	BP Capital Markets plc	3.723%	11/28/2028	13	13
	Chevron USA Inc.	3.850%	1/15/2028	4	4
	Chevron USA Inc.	4.475%	2/26/2028	5	5
	Chevron USA Inc.	4.050%	8/13/2028	5	5
	Continental Resources Inc.	4.375%	1/15/2028	8	8
	Enbridge Inc.	6.000%	11/15/2028	5	5
	Enbridge Inc.	4.200%	11/20/2028	2	2
	Energy Transfer LP	5.550%	2/15/2028	13	13
	Energy Transfer LP	4.950%	5/15/2028	5	5
	Energy Transfer LP	4.950%	6/15/2028	5	5
	Energy Transfer LP	6.100%	12/1/2028	2	2
	Enterprise Products Operating LLC	4.300%	6/20/2028	5	5
	Enterprise Products Operating LLC	4.150%	10/16/2028	18	18
	EOG Resources Inc.	4.400%	7/15/2028	4	4
	EQT Corp.	5.700%	4/1/2028	2	2
2

Target Maturity 2028 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Inc.	4.300%	3/1/2028	9	9
	MPLX LP	4.000%	3/15/2028	7	7
	ONEOK Inc.	4.550%	7/15/2028	7	7
	ONEOK Inc.	5.650%	11/1/2028	5	5
	Ovintiv Inc.	5.650%	5/15/2028	5	5
	Phillips 66	3.900%	3/15/2028	5	5
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	10	10
[2]	Shell Finance US Inc.	3.875%	11/13/2028	5	5
	TotalEnergies Capital SA	3.883%	10/11/2028	5	5
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	10	10
	Valero Energy Corp.	4.350%	6/1/2028	2	2
	Williams Cos. Inc.	5.300%	8/15/2028	7	7
	Woodside Finance Ltd.	4.900%	5/19/2028	2	2
					189
Financials (42.3%)
	AerCap Ireland Capital DAC	4.875%	4/1/2028	7	7
	AerCap Ireland Capital DAC	5.750%	6/6/2028	7	7
	AerCap Ireland Capital DAC	3.000%	10/29/2028	36	35
	Air Lease Corp.	2.100%	9/1/2028	8	8
	Ally Financial Inc.	2.200%	11/2/2028	7	7
	Ally Financial Inc.	6.992%	6/13/2029	10	10
	American Express Co.	4.009%	2/9/2029	8	8
	American Express Co.	4.731%	4/25/2029	9	9
	American Express Co.	4.351%	7/20/2029	9	9
	American Express Co.	5.282%	7/27/2029	20	20
	Ares Capital Corp.	2.875%	6/15/2028	7	7
	Ares Strategic Income Fund	5.700%	3/15/2028	5	5
[2]	Ares Strategic Income Fund	5.450%	9/9/2028	3	3
	Athene Holding Ltd.	4.125%	1/12/2028	7	7
[1]	Australia & New Zealand Banking Group Ltd.	3.919%	12/8/2028	5	5
	Banco Santander SA	3.800%	2/23/2028	16	16
	Banco Santander SA	4.379%	4/12/2028	7	7
	Banco Santander SA	5.588%	8/8/2028	7	7
	Banco Santander SA	6.607%	11/7/2028	5	5
	Bank of America Corp.	4.979%	1/24/2029	13	13
[1]	Bank of America Corp.	3.970%	3/5/2029	13	13
	Bank of America Corp.	5.202%	4/25/2029	31	31
	Bank of America Corp.	4.623%	5/9/2029	12	12
[1]	Bank of America Corp.	2.087%	6/14/2029	16	15
[1]	Bank of America Corp.	4.271%	7/23/2029	32	32
	Bank of America Corp.	5.819%	9/15/2029	15	16
	Bank of Montreal	5.203%	2/1/2028	7	7
	Bank of Montreal	5.717%	9/25/2028	5	5
	Bank of Montreal	5.004%	1/27/2029	5	5
[1]	Bank of New York Mellon Corp.	3.400%	1/29/2028	5	5
[1]	Bank of New York Mellon Corp.	3.850%	4/28/2028	5	5
	Bank of New York Mellon Corp.	4.543%	2/1/2029	5	5
	Bank of New York Mellon Corp.	4.729%	4/20/2029	3	3
[1]	Bank of New York Mellon Corp.	6.317%	10/25/2029	12	13
	Bank of Nova Scotia	5.250%	6/12/2028	8	8
	Bank of Nova Scotia	4.932%	2/14/2029	5	5
	Barclays plc	5.086%	2/25/2029	8	8
[1]	Barclays plc	4.972%	5/16/2029	14	14
	Barclays plc	6.490%	9/13/2029	9	9
	Barclays plc	4.476%	11/11/2029	10	10
	Blackstone Private Credit Fund	7.300%	11/27/2028	5	5
	Blackstone Secured Lending Fund	2.850%	9/30/2028	8	7
	Blue Owl Capital Corp.	2.875%	6/11/2028	5	5
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	5	5
	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	5	5
	Brookfield Finance Inc.	3.900%	1/25/2028	14	14
	Brown & Brown Inc.	4.700%	6/23/2028	5	5
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	9	9
	Canadian Imperial Bank of Commerce	5.986%	10/3/2028	7	7
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	8	8
	Capital One Financial Corp.	3.800%	1/31/2028	21	21
	Capital One Financial Corp.	5.468%	2/1/2029	5	5
	Capital One Financial Corp.	6.312%	6/8/2029	8	8
[1]	Capital One NA	4.650%	9/13/2028	8	8
3

Target Maturity 2028 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	3.200%	1/25/2028	5	5
	Charles Schwab Corp.	2.000%	3/20/2028	5	5
	Charles Schwab Corp.	5.643%	5/19/2029	9	9
	Charles Schwab Corp.	6.196%	11/17/2029	10	11
	Citibank NA	5.803%	9/29/2028	20	21
	Citigroup Inc.	4.125%	7/25/2028	9	9
	Citigroup Inc.	4.786%	3/4/2029	12	12
[1]	Citigroup Inc.	4.075%	4/23/2029	19	19
	Citizens Bank NA	4.192%	1/29/2029	5	5
	CME Group Inc.	3.750%	6/15/2028	5	5
	Commonwealth Bank of Australia	4.423%	3/14/2028	2	2
	Cooperatieve Rabobank UA	4.883%	1/21/2028	7	7
	Cooperatieve Rabobank UA	3.957%	10/17/2028	7	7
[1]	Deutsche Bank AG	5.373%	1/10/2029	8	8
	Deutsche Bank AG	6.720%	1/18/2029	8	8
	Deutsche Bank AG	6.819%	11/20/2029	15	16
	Equitable Holdings Inc.	4.350%	4/20/2028	5	5
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	5	5
	Fifth Third Bancorp	3.950%	3/14/2028	5	5
	Fifth Third Bancorp	6.339%	7/27/2029	7	7
	Global Payments Inc.	4.500%	11/15/2028	26	26
	Globe Life Inc.	4.550%	9/15/2028	5	5
	Goldman Sachs Group Inc.	4.148%	1/21/2029	19	19
[1]	Goldman Sachs Group Inc.	3.814%	4/23/2029	29	29
[1]	Goldman Sachs Group Inc.	4.223%	5/1/2029	27	27
	Goldman Sachs Group Inc.	4.153%	10/21/2029	14	14
	Goldman Sachs Group Inc.	6.484%	10/24/2029	14	15
[2]	Goldman Sachs Private Credit Corp.	5.050%	2/23/2028	2	2
	Golub Capital BDC Inc.	7.050%	12/5/2028	11	11
	HPS Corporate Lending Fund	5.450%	1/14/2028	7	7
	HSBC Holdings plc	4.899%	3/3/2029	9	9
	HSBC Holdings plc	6.161%	3/9/2029	11	11
[1]	HSBC Holdings plc	4.583%	6/19/2029	28	28
	HSBC Holdings plc	2.206%	8/17/2029	11	10
	HSBC USA Inc.	4.650%	6/3/2028	7	7
	Huntington Bancshares Inc.	6.208%	8/21/2029	10	10
	ING Groep NV	4.550%	10/2/2028	7	7
	ING Groep NV	4.858%	3/25/2029	7	7
	Jefferies Financial Group Inc.	5.875%	7/21/2028	5	5
[1]	JPMorgan Chase & Co.	3.509%	1/23/2029	14	14
	JPMorgan Chase & Co.	4.915%	1/24/2029	11	11
[1]	JPMorgan Chase & Co.	4.005%	4/23/2029	11	11
	JPMorgan Chase & Co.	2.069%	6/1/2029	11	11
[1]	JPMorgan Chase & Co.	4.203%	7/23/2029	31	31
	JPMorgan Chase & Co.	5.299%	7/24/2029	25	26
	JPMorgan Chase & Co.	6.087%	10/23/2029	12	13
[1]	JPMorgan Chase & Co.	4.452%	12/5/2029	14	14
[1]	KeyCorp	4.100%	4/30/2028	5	5
	Lincoln National Corp.	3.800%	3/1/2028	5	5
	Lloyds Banking Group plc	4.375%	3/22/2028	9	9
	Lloyds Banking Group plc	4.550%	8/16/2028	8	8
	Lloyds Banking Group plc	5.871%	3/6/2029	8	8
	Lloyds Banking Group plc	4.818%	6/13/2029	12	12
	LPL Holdings Inc.	6.750%	11/17/2028	18	19
[1]	M&T Bank Corp.	4.833%	1/16/2029	8	8
	M&T Bank Corp.	7.413%	10/30/2029	5	5
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	6	6
	Marex Group plc	5.829%	5/8/2028	5	5
	Mastercard Inc.	4.100%	1/15/2028	5	5
	Mastercard Inc.	4.875%	3/9/2028	9	9
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	7	7
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	7	7
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	9	9
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	5	5
	Mizuho Financial Group Inc.	4.018%	3/5/2028	7	7
	Mizuho Financial Group Inc.	5.667%	5/27/2029	7	7
	Mizuho Financial Group Inc.	5.778%	7/6/2029	12	12
[1]	Mizuho Financial Group Inc.	4.254%	9/11/2029	7	7
[1]	Morgan Stanley	3.772%	1/24/2029	15	15
	Morgan Stanley	5.123%	2/1/2029	14	14
4

Target Maturity 2028 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Morgan Stanley	4.994%	4/12/2029	10	10
[1]	Morgan Stanley	5.164%	4/20/2029	15	15
	Morgan Stanley	5.449%	7/20/2029	28	29
[1]	Morgan Stanley	4.133%	10/18/2029	12	12
	Morgan Stanley	6.407%	11/1/2029	27	28
	Morgan Stanley Bank NA	5.016%	1/12/2029	11	11
	Nasdaq Inc.	5.350%	6/28/2028	7	7
	National Australia Bank Ltd.	4.944%	1/12/2028	20	20
	National Australia Bank Ltd.	4.900%	6/13/2028	5	5
	National Bank of Canada	4.166%	1/20/2029	6	6
[1]	NatWest Group plc	4.892%	5/18/2029	12	12
	NatWest Group plc	5.808%	9/13/2029	7	7
	Nomura Holdings Inc.	5.842%	1/18/2028	4	4
	Nomura Holdings Inc.	6.070%	7/12/2028	5	5
	Nomura Holdings Inc.	2.172%	7/14/2028	5	5
[1]	PNC Bank NA	3.250%	1/22/2028	5	5
[1]	PNC Bank NA	4.050%	7/26/2028	7	7
	PNC Financial Services Group Inc.	4.075%	1/26/2029	6	6
	PNC Financial Services Group Inc.	5.582%	6/12/2029	21	22
	Regions Financial Corp.	1.800%	8/12/2028	5	5
[1]	Royal Bank of Canada	4.900%	1/12/2028	7	7
[1]	Royal Bank of Canada	5.200%	8/1/2028	9	9
[1]	Royal Bank of Canada	4.965%	1/24/2029	8	8
	Royal Bank of Canada	4.498%	8/6/2029	8	8
	Santander Holdings USA Inc.	6.499%	3/9/2029	7	7
	Santander Holdings USA Inc.	5.473%	3/20/2029	7	7
	Santander UK Group Holdings plc	6.534%	1/10/2029	11	11
	Santander UK Group Holdings plc	4.320%	9/22/2029	8	8
	State Street Corp.	4.536%	2/28/2028	7	7
	State Street Corp.	4.530%	2/20/2029	7	7
	State Street Corp.	5.684%	11/21/2029	13	14
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	10	10
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	5	5
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	5	5
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	5	5
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/2028	5	5
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	23	22
	Synchrony Financial	5.019%	7/29/2029	5	5
[2]	Takeoff Merger Sub Inc.	4.400%	3/24/2028	5	5
	Toronto-Dominion Bank	5.156%	1/10/2028	7	7
	Toronto-Dominion Bank	3.913%	1/13/2028	7	7
	Toronto-Dominion Bank	4.861%	1/31/2028	7	7
[1]	Toronto-Dominion Bank	4.574%	6/2/2028	7	7
[1]	Toronto-Dominion Bank	5.523%	7/17/2028	15	15
	Toronto-Dominion Bank	4.109%	10/13/2028	7	7
[1]	Truist Bank	4.144%	1/27/2029	13	13
[1]	Truist Bank	4.136%	10/23/2029	6	6
[1]	Truist Financial Corp.	4.873%	1/26/2029	10	10
[1]	Truist Financial Corp.	1.887%	6/7/2029	5	5
[1]	Truist Financial Corp.	7.161%	10/30/2029	7	7
	UBS AG	7.500%	2/15/2028	5	5
	UBS AG	5.650%	9/11/2028	9	9
	UBS AG	4.302%	3/16/2029	6	6
[1]	US Bancorp	3.900%	4/26/2028	12	12
	US Bancorp	4.653%	2/1/2029	7	7
	US Bancorp	5.775%	6/12/2029	8	8
[1]	Wells Fargo & Co.	4.150%	1/24/2029	11	11
	Wells Fargo & Co.	4.970%	4/23/2029	12	12
[1]	Wells Fargo & Co.	5.574%	7/25/2029	37	38
	Wells Fargo & Co.	4.078%	9/15/2029	9	9
	Wells Fargo & Co.	6.303%	10/23/2029	21	22
	Westpac Banking Corp.	3.400%	1/25/2028	7	7
	Westpac Banking Corp.	5.535%	11/17/2028	10	10
	Westpac Banking Corp.	1.953%	11/20/2028	8	8
	Willis North America Inc.	4.500%	9/15/2028	7	7
					1,911
Health Care (8.7%)
	Abbott Laboratories	1.150%	1/30/2028	2	2
	AbbVie Inc.	3.775%	3/3/2028	10	10
5

Target Maturity 2028 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	4.650%	3/15/2028	7	7
	AbbVie Inc.	4.250%	11/14/2028	14	14
	Amgen Inc.	5.150%	3/2/2028	27	27
	Amgen Inc.	1.650%	8/15/2028	8	7
	AstraZeneca Finance LLC	4.875%	3/3/2028	7	7
	AstraZeneca Finance LLC	1.750%	5/28/2028	8	8
	Baxter International Inc.	2.272%	12/1/2028	5	5
	Cigna Group	4.375%	10/15/2028	24	24
	CVS Health Corp.	4.300%	3/25/2028	33	33
	Edwards Lifesciences Corp.	4.300%	6/15/2028	7	7
	Elevance Health Inc.	4.101%	3/1/2028	8	8
	Elevance Health Inc.	4.000%	9/15/2028	7	7
	Eli Lilly & Co.	4.550%	2/12/2028	5	5
	Eli Lilly & Co.	4.000%	10/15/2028	9	9
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	2	2
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	12	12
	HCA Inc.	5.200%	6/1/2028	14	14
	HCA Inc.	5.625%	9/1/2028	8	8
	Humana Inc.	5.750%	12/1/2028	5	5
	IQVIA Inc.	5.700%	5/15/2028	7	7
	Johnson & Johnson	2.900%	1/15/2028	10	10
	Johnson & Johnson	4.550%	3/1/2028	5	5
	Medtronic Global Holdings SCA	4.250%	3/30/2028	5	5
	Merck & Co. Inc.	4.050%	5/17/2028	6	6
	Merck & Co. Inc.	1.900%	12/10/2028	5	5
	Mylan Inc.	4.550%	4/15/2028	5	5
	Novartis Capital Corp.	3.900%	11/5/2028	7	7
	Pfizer Inc.	3.600%	9/15/2028	23	23
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	20	20
	Revvity Inc.	1.900%	9/15/2028	5	5
	Sanofi SA	3.625%	6/19/2028	7	7
	Stryker Corp.	4.700%	2/10/2028	5	5
	Stryker Corp.	3.650%	3/7/2028	7	7
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	10	10
	Thermo Fisher Scientific Inc.	1.750%	10/15/2028	7	6
	UnitedHealth Group Inc.	3.850%	6/15/2028	7	7
	UnitedHealth Group Inc.	3.875%	12/15/2028	18	18
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	5	5
	Zoetis Inc.	4.150%	8/17/2028	10	10
					394
Industrials (6.6%)
[1]	3M Co.	3.625%	9/14/2028	5	5
	Amphenol Corp.	3.900%	11/15/2028	11	11
	Boeing Co.	3.250%	2/1/2028	8	8
	Canadian Pacific Railway Co.	4.000%	6/1/2028	5	5
	Caterpillar Financial Services Corp.	3.700%	1/10/2028	2	2
[1]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	7	7
	Caterpillar Financial Services Corp.	3.950%	11/14/2028	5	5
	CH Robinson Worldwide Inc.	4.200%	4/15/2028	2	2
	CNH Industrial Capital LLC	4.550%	4/10/2028	8	8
	CSX Corp.	3.800%	3/1/2028	7	7
	Delta Air Lines Inc.	4.950%	7/10/2028	5	5
	Eaton Corp.	3.850%	3/6/2028	10	10
	Eaton Corp.	4.350%	5/18/2028	5	5
	General Dynamics Corp.	3.750%	5/15/2028	5	5
	HEICO Corp.	5.250%	8/1/2028	5	5
[2]	Honeywell Aerospace Inc.	3.900%	3/16/2028	5	5
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	5	5
	Ingersoll Rand Inc.	5.400%	8/14/2028	2	2
	Jacobs Engineering Group Inc.	6.350%	8/18/2028	5	5
[1]	John Deere Capital Corp.	4.750%	1/20/2028	5	5
[1]	John Deere Capital Corp.	1.500%	3/6/2028	7	6
[1]	John Deere Capital Corp.	4.250%	6/5/2028	16	16
[1]	John Deere Capital Corp.	4.950%	7/14/2028	7	7
	Kirby Corp.	4.200%	3/1/2028	2	2
	L3Harris Technologies Inc.	4.400%	6/15/2028	7	7
[1]	L3Harris Technologies Inc.	4.400%	6/15/2028	5	5
	Lennox International Inc.	5.500%	9/15/2028	3	3
	LKQ Corp.	5.750%	6/15/2028	5	5
6

Target Maturity 2028 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lockheed Martin Corp.	4.150%	8/15/2028	7	7
	Norfolk Southern Corp.	3.800%	8/1/2028	2	2
	Northrop Grumman Corp.	3.250%	1/15/2028	14	14
	Otis Worldwide Corp.	5.250%	8/16/2028	7	7
	PACCAR Financial Corp.	4.550%	3/3/2028	5	5
	Regal Rexnord Corp.	6.050%	4/15/2028	9	9
	Republic Services Inc.	3.950%	5/15/2028	5	5
	RTX Corp.	4.125%	11/16/2028	21	21
[1]	Ryder System Inc.	5.250%	6/1/2028	12	12
	Southwest Airlines Co.	4.375%	11/15/2028	5	5
	Spirit AeroSystems Inc.	4.600%	6/15/2028	5	5
	Teledyne Technologies Inc.	2.250%	4/1/2028	5	5
	Trane Technologies Holdco Inc.	3.750%	8/21/2028	2	2
	Trimble Inc.	4.900%	6/15/2028	2	2
	Union Pacific Corp.	3.950%	9/10/2028	7	7
	Veralto Corp.	5.350%	9/18/2028	5	5
	Waste Connections Inc.	4.250%	12/1/2028	4	4
	Waste Management Inc.	1.150%	3/15/2028	2	2
	Waste Management Inc.	4.500%	3/15/2028	6	6
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	7	7
	Xylem Inc.	1.950%	1/30/2028	2	2
					297
Materials (2.3%)
	Air Products and Chemicals Inc.	4.300%	6/11/2028	2	2
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	16	16
	Amrize Finance US LLC	4.700%	4/7/2028	5	5
	AngloGold Ashanti Holdings plc	3.375%	11/1/2028	5	5
	BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	5	5
	BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	7	7
	Dow Chemical Co.	4.800%	11/30/2028	5	5
	DuPont de Nemours Inc.	4.725%	11/15/2028	5	5
	Ecolab Inc.	4.300%	6/15/2028	5	5
	Nucor Corp.	3.950%	5/1/2028	7	7
	Nutrien Ltd.	4.900%	3/27/2028	7	7
	PPG Industries Inc.	3.750%	3/15/2028	7	7
	Rio Tinto Finance USA Ltd.	7.125%	7/15/2028	8	8
	Sherwin-Williams Co.	4.300%	8/15/2028	2	2
	Steel Dynamics Inc.	4.000%	12/15/2028	2	2
	Suzano Austria GmbH	2.500%	9/15/2028	4	4
	WRKCo Inc.	3.900%	6/1/2028	10	10
					102
Real Estate (2.9%)
	American Tower Corp.	1.500%	1/31/2028	10	9
	American Tower Corp.	5.500%	3/15/2028	5	5
	American Tower Corp.	5.800%	11/15/2028	7	7
	Boston Properties LP	4.500%	12/1/2028	12	12
	Crown Castle Inc.	3.800%	2/15/2028	13	13
	Crown Castle Inc.	4.800%	9/1/2028	5	5
	Digital Realty Trust LP	5.550%	1/15/2028	8	8
	Digital Realty Trust LP	4.450%	7/15/2028	5	5
	Equinix Inc.	1.550%	3/15/2028	2	2
	ERP Operating LP	3.500%	3/1/2028	2	2
	Extra Space Storage LP	5.700%	4/1/2028	7	7
	GLP Capital LP	5.750%	6/1/2028	2	2
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	5	5
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	2	2
	Prologis LP	4.875%	6/15/2028	7	7
	Public Storage Operating Co.	1.850%	5/1/2028	7	7
	Realty Income Corp.	3.400%	1/15/2028	5	5
	Simon Property Group LP	1.750%	2/1/2028	8	8
	Ventas Realty LP	4.000%	3/1/2028	2	2
	VICI Properties LP	4.750%	2/15/2028	9	9
	Welltower OP LLC	4.250%	4/15/2028	7	7
					129
Technology (8.3%)
	Adobe Inc.	4.750%	1/17/2028	5	5
	Advanced Micro Devices Inc.	4.319%	3/24/2028	2	2
	Analog Devices Inc.	4.250%	6/15/2028	5	5
7

Target Maturity 2028 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Analog Devices Inc.	1.700%	10/1/2028	3	3
	Apple Inc.	1.200%	2/8/2028	12	11
	Apple Inc.	4.000%	5/10/2028	7	7
	Apple Inc.	4.000%	5/12/2028	9	9
	Apple Inc.	1.400%	8/5/2028	27	25
	Arrow Electronics Inc.	3.875%	1/12/2028	2	2
	Automatic Data Processing Inc.	1.700%	5/15/2028	7	7
	Avnet Inc.	6.250%	3/15/2028	2	2
	Broadcom Inc.	1.950%	2/15/2028	12	11
	Broadcom Inc.	4.800%	4/15/2028	7	7
	CDW LLC	3.276%	12/1/2028	2	2
	Cisco Systems Inc.	4.550%	2/24/2028	7	7
	Concentrix Corp.	6.600%	8/2/2028	5	5
	Dell International LLC	5.250%	2/1/2028	9	9
	Dell International LLC	4.750%	4/1/2028	5	5
	DXC Technology Co.	2.375%	9/15/2028	5	5
	Equifax Inc.	5.100%	6/1/2028	7	7
[1]	Fidelity National Information Services Inc.	1.650%	3/1/2028	5	5
	Fidelity National Information Services Inc.	4.450%	3/10/2028	9	9
	Fiserv Inc.	5.450%	3/2/2028	11	11
	Fiserv Inc.	4.200%	10/1/2028	5	5
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	10	10
	HP Inc.	4.750%	1/15/2028	5	5
	Intel Corp.	4.875%	2/10/2028	20	20
	Intel Corp.	1.600%	8/12/2028	7	7
	International Business Machines Corp.	4.500%	2/6/2028	5	5
	International Business Machines Corp.	4.650%	2/10/2028	7	7
	Intuit Inc.	5.125%	9/15/2028	5	5
	Jabil Inc.	3.950%	1/12/2028	2	2
	Marvell Technology Inc.	2.450%	4/15/2028	7	7
	Microchip Technology Inc.	4.900%	3/15/2028	5	5
	Moody's Corp.	3.250%	1/15/2028	2	2
	Motorola Solutions Inc.	4.600%	2/23/2028	5	5
	NVIDIA Corp.	1.550%	6/15/2028	9	9
	NXP BV	4.300%	8/19/2028	8	8
	Oracle Corp.	2.300%	3/25/2028	19	18
	Oracle Corp.	4.500%	5/6/2028	5	5
	Oracle Corp.	4.800%	8/3/2028	6	6
	QUALCOMM Inc.	1.300%	5/20/2028	5	5
	Quanta Services Inc.	4.300%	8/9/2028	2	2
	Roper Technologies Inc.	4.200%	9/15/2028	5	5
	Roper Technologies Inc.	4.250%	9/15/2028	2	2
	S&P Global Inc.	4.750%	8/1/2028	7	7
	Salesforce Inc.	4.500%	3/15/2028	26	26
	Salesforce Inc.	3.700%	4/11/2028	7	7
	Salesforce Inc.	1.500%	7/15/2028	10	9
	Synopsys Inc.	4.650%	4/1/2028	7	7
	TD SYNNEX Corp.	2.375%	8/9/2028	5	5
	Texas Instruments Inc.	4.600%	2/15/2028	5	5
	VMware LLC	1.800%	8/15/2028	5	5
					377
Utilities (5.8%)
[1]	American Electric Power Co. Inc.	4.300%	12/1/2028	6	6
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	10	10
	Commonwealth Edison Co.	3.700%	8/15/2028	7	7
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/2028	2	2
	Constellation Energy Generation LLC	3.900%	1/8/2028	7	7
	Constellation Energy Generation LLC	5.600%	3/1/2028	5	5
	Dominion Energy Inc.	4.600%	5/15/2028	5	5
	DTE Energy Co.	4.875%	6/1/2028	8	8
	Duke Energy Corp.	4.300%	3/15/2028	15	15
	Duke Energy Florida LLC	3.800%	7/15/2028	7	7
	Edison International	5.250%	11/15/2028	5	5
	Entergy Corp.	1.900%	6/15/2028	5	5
	Eversource Energy	5.450%	3/1/2028	9	9
	Exelon Corp.	5.150%	3/15/2028	5	5
	Florida Power & Light Co.	5.050%	4/1/2028	5	5
	Florida Power & Light Co.	4.400%	5/15/2028	8	8
	Georgia Power Co.	4.650%	5/16/2028	2	2
8

Target Maturity 2028 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Power Co.	4.000%	10/1/2028	11	11
	National Grid plc	5.602%	6/12/2028	7	7
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	9	9
[1]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	7	7
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	6	6
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	9	9
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/2028	9	9
	NiSource Inc.	5.250%	3/30/2028	5	5
	Oncor Electric Delivery Co. LLC	3.700%	11/15/2028	9	9
	Pacific Gas & Electric Co.	5.000%	6/4/2028	7	7
	Pacific Gas & Electric Co.	3.000%	6/15/2028	7	7
	Pacific Gas & Electric Co.	3.750%	7/1/2028	5	5
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	9	9
	San Diego Gas & Electric Co.	4.950%	8/15/2028	5	5
	Sempra	3.400%	2/1/2028	5	5
	Southern California Edison Co.	5.300%	3/1/2028	17	17
	Southern Co.	4.850%	6/15/2028	7	7
[1]	Virginia Electric & Power Co.	3.800%	4/1/2028	5	5
	WEC Energy Group Inc.	4.750%	1/15/2028	2	2
	WEC Energy Group Inc.	2.200%	12/15/2028	5	5
	Xcel Energy Inc.	4.000%	6/15/2028	7	7
					264
Total Corporate Bonds (Cost $4,443)					4,451
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3]	Vanguard Market Liquidity Fund (Cost $15)	3.687%		147	15
Total Investments (98.9%) (Cost $4,458)					4,466
Other Assets and Liabilities—Net (1.1%)					48
Net Assets (100%)					4,514
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $20, representing 0.4% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Target Maturity 2028 Corporate Bond ETF
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,443)	4,451
Affiliated Issuers (Cost $15)	15
Total Investments in Securities	4,466
Investment in Vanguard	0
Cash	1
Cash Collateral Received for ETF Capital Activity	21
Receivables for Investment Securities Sold	46
Receivables for Accrued Income	49
Total Assets	4,583
Liabilities
Payables for Investment Securities Purchased	48
Collateral for ETF Capital Activity	21
Payables to Vanguard	—
Total Liabilities	69
Net Assets	4,514
At March 31, 2026, net assets consisted of:

Paid-in Capital	4,502
Total Distributable Earnings (Loss)	12
Net Assets	4,514
Net Assets
Applicable to 60,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,514
Net Asset Value Per Share	$75.23
See accompanying Notes, which are an integral part of the Financial Statements.
10

Target Maturity 2028 Corporate Bond ETF
Statement of Operations

March 24, 2026[1] to March 31, 2026
($000)
Investment Income
Income
Interest[2]	3
Total Income	3
Expenses
The Vanguard Group—Note C
Management and Administrative	—
Custodian Fees	—
Shareholders’ Reports	—
Total Expenses	—
Net Investment Income	3
Realized Net Gain (Loss) on Investment Securities Sold[2]	1
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	8
Net Increase (Decrease) in Net Assets Resulting from Operations	12
1	Inception.
2	Interest income and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1. There was no realized net gain (loss) during the period. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Target Maturity 2028 Corporate Bond ETF
Statement of Changes in Net Assets

March 24, 2026[1] to March 31, 2026
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3
Realized Net Gain (Loss)	1
Change in Unrealized Appreciation (Depreciation)	8
Net Increase (Decrease) in Net Assets Resulting from Operations	12
Distributions
Total Distributions	—
Capital Share Transactions
Issued	4,502
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	4,502
Total Increase (Decrease)	4,514
Net Assets
Beginning of Period	—
End of Period	4,514
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Target Maturity 2028 Corporate Bond ETF
Financial Highlights
March 24, 2026[1] to March 31, 2026
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	.062
Net Realized and Unrealized Gain (Loss) on Investments	.168
Total from Investment Operations	.230
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$75.23
Total Return	0.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5
Ratio of Total Expenses to Average Net Assets	0.08%
Ratio of Net Investment Income to Average Net Assets	4.32%
Portfolio Turnover Rate[3]	1%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Target Maturity 2028 Corporate Bond ETF
Notes to Financial Statements
Vanguard Target Maturity 2028 Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. The Fund is a term fund that will liquidate on or about December 15, 2028 (the “Planned Liquidation Date”). The Fund does not seek to return any predetermined amount at liquidation or in periodic distributions. The Fund invests in a range of securities that, in the aggregate, approximates a target index in terms of key risk factors and other characteristics. The Fund also maintains a dollar-weighted average maturity consistent with that of the target index. When a bond included in the target index matures, its value at the time of maturity will continue to be represented in the target index by cash and cash equivalents until the Planned Liquidation Date.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended March 31, 2026, the fund did not utilize the credit facility or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had not yet made any contributions to Vanguard’s capital as permitted under the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
14

Target Maturity 2028 Corporate Bond ETF
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	4,451	—	4,451
Temporary Cash Investments	15	—	—	15
Total	15	4,451	—	4,466

E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,458
Gross Unrealized Appreciation	8
Gross Unrealized Depreciation	(—)
Net Unrealized Appreciation (Depreciation)	8
F.  During the period ended March 31, 2026, the fund purchased $48,000 of investment securities and sold $46,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $4,441,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
March 24, 2026[1] to March 31, 2026
Shares (000)
Issued	60
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	60
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At March 31, 2026, two shareholders were each a record or beneficial owner of at least 25% or more of the fund’s net assets with a combined ownership of 86%. If any of these shareholders were to redeem their investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
15

Target Maturity 2028 Corporate Bond ETF
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0732 052026
16

Financial Statements
For the period ended March 31, 2026
Vanguard Target Maturity 2029 Corporate Bond ETF

Contents
Financial Statements	1

Target Maturity 2029 Corporate Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (98.6%)
Communications (4.7%)
	Airbnb Inc.	4.400%	3/16/2029	5	5
	Alphabet Inc.	3.700%	2/15/2029	18	18
	America Movil SAB de CV	3.625%	4/22/2029	5	5
	AppLovin Corp.	5.125%	12/1/2029	10	10
	AT&T Inc.	4.350%	3/1/2029	16	16
	Charter Communications Operating LLC	2.250%	1/15/2029	12	11
	Charter Communications Operating LLC	5.050%	3/30/2029	11	11
	Charter Communications Operating LLC	6.100%	6/1/2029	13	14
	Comcast Corp.	4.550%	1/15/2029	5	5
	Comcast Corp.	5.100%	6/1/2029	5	5
	Fox Corp.	4.709%	1/25/2029	16	16
	Meta Platforms Inc.	4.300%	8/15/2029	10	10
	Netflix Inc.	6.375%	5/15/2029	5	5
	Rogers Communications Inc.	5.000%	2/15/2029	11	11
	T-Mobile USA Inc.	4.850%	1/15/2029	10	10
	T-Mobile USA Inc.	2.400%	3/15/2029	10	10
	Verizon Communications Inc.	3.875%	2/8/2029	10	10
	Verizon Communications Inc.	4.016%	12/3/2029	21	21
	Walt Disney Co.	3.750%	3/14/2029	10	10
	Walt Disney Co.	2.000%	9/1/2029	11	10
					213
Consumer Discretionary (8.2%)
	Amazon.com Inc.	4.000%	3/13/2029	27	27
	Amazon.com Inc.	3.450%	4/13/2029	8	8
	Amazon.com Inc.	4.650%	12/1/2029	11	11
	American Honda Finance Corp.	4.150%	1/8/2029	10	10
	American Honda Finance Corp.	4.900%	3/13/2029	5	5
[1]	American Honda Finance Corp.	4.400%	9/5/2029	5	5
	AutoNation Inc.	4.450%	1/15/2029	5	5
	AutoZone Inc.	5.100%	7/15/2029	5	5
	BorgWarner Inc.	4.950%	8/15/2029	10	10
	eBay Inc.	4.250%	3/6/2029	10	10
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	10	9
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	13	13
	Ford Motor Credit Co. LLC	4.970%	4/6/2029	13	13
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	7	7
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	10	10
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	6	6
	Fortune Brands Innovations Inc.	3.250%	9/15/2029	5	5
	General Motors Co.	5.400%	10/15/2029	10	10
	General Motors Financial Co. Inc.	5.800%	1/7/2029	13	13
	General Motors Financial Co. Inc.	4.300%	4/6/2029	12	12
	General Motors Financial Co. Inc.	5.550%	7/15/2029	12	12
	General Motors Financial Co. Inc.	4.900%	10/6/2029	10	10
	Genuine Parts Co.	4.950%	8/15/2029	5	5
	Hasbro Inc.	3.900%	11/19/2029	5	5
	Home Depot Inc.	4.900%	4/15/2029	5	5
	Home Depot Inc.	2.950%	6/15/2029	15	14
	Home Depot Inc.	4.750%	6/25/2029	10	10
	Hyatt Hotels Corp.	5.250%	6/30/2029	13	13
	Las Vegas Sands Corp.	3.900%	8/8/2029	10	10
	Lowe's Cos. Inc.	3.650%	4/5/2029	12	12
	Marriott International Inc.	4.900%	4/15/2029	10	10
[1]	McDonald's Corp.	2.625%	9/1/2029	10	10
	O'Reilly Automotive Inc.	3.900%	6/1/2029	5	5
	Sands China Ltd.	2.850%	3/8/2029	3	3
	Starbucks Corp.	3.550%	8/15/2029	10	10
	Toyota Motor Corp.	2.760%	7/2/2029	7	7
[1]	Toyota Motor Credit Corp.	4.650%	1/5/2029	5	5
1

Target Maturity 2029 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Credit Corp.	3.650%	1/8/2029	10	10
[1]	Toyota Motor Credit Corp.	4.050%	3/13/2029	6	6
	Toyota Motor Credit Corp.	5.050%	5/16/2029	5	5
[1]	Toyota Motor Credit Corp.	4.450%	6/29/2029	5	5
	Toyota Motor Credit Corp.	4.550%	8/9/2029	6	6
					372
Consumer Staples (5.6%)
	Altria Group Inc.	4.800%	2/14/2029	15	15
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	20	20
	BAT Capital Corp.	3.462%	9/6/2029	10	10
	BAT International Finance plc	5.931%	2/2/2029	5	5
	Bunge Ltd. Finance Corp.	4.200%	9/17/2029	10	10
	Campbell's Co.	5.200%	3/21/2029	5	5
	Coca-Cola Co.	2.125%	9/6/2029	5	5
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	10	10
	Constellation Brands Inc.	3.150%	8/1/2029	10	9
	Diageo Capital plc	2.375%	10/24/2029	10	9
	Estee Lauder Cos. Inc.	2.375%	12/1/2029	5	4
	Haleon US Capital LLC	3.375%	3/24/2029	10	10
	JBS NV	3.000%	2/2/2029	5	5
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	5	5
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	6	6
	Kimberly-Clark Corp.	3.200%	4/25/2029	5	5
	Kroger Co.	4.500%	1/15/2029	10	10
	McCormick & Co. Inc.	4.150%	2/15/2029	10	10
	Mondelez International Inc.	4.750%	2/20/2029	5	5
	PepsiCo Inc.	4.100%	1/15/2029	5	5
	PepsiCo Inc.	4.500%	7/17/2029	10	10
	PepsiCo Inc.	2.625%	7/29/2029	6	6
	Philip Morris International Inc.	4.875%	2/13/2029	5	5
	Philip Morris International Inc.	3.375%	8/15/2029	10	10
	Philip Morris International Inc.	4.625%	11/1/2029	10	10
	Philip Morris International Inc.	5.625%	11/17/2029	5	5
	Procter & Gamble Co.	4.350%	1/29/2029	5	5
	Target Corp.	3.375%	4/15/2029	10	10
	Tyson Foods Inc.	4.350%	3/1/2029	5	5
	Tyson Foods Inc.	5.400%	3/15/2029	10	10
	Unilever Capital Corp.	2.125%	9/6/2029	5	5
	Walmart Inc.	3.250%	7/8/2029	10	10
					254
Energy (5.3%)
	Baker Hughes Holdings LLC	4.050%	3/11/2029	5	5
	BP Capital Markets America Inc.	4.699%	4/10/2029	12	12
	BP Capital Markets America Inc.	4.868%	11/25/2029	10	10
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	5	5
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	5	5
	ConocoPhillips Co.	6.950%	4/15/2029	5	5
	DCP Midstream Operating LP	5.125%	5/15/2029	10	10
	Diamondback Energy Inc.	3.500%	12/1/2029	10	10
	Enbridge Inc.	5.300%	4/5/2029	10	10
	Enbridge Inc.	3.125%	11/15/2029	10	10
	Energy Transfer LP	5.250%	4/15/2029	11	11
	Energy Transfer LP	5.250%	7/1/2029	10	10
	Energy Transfer LP	4.150%	9/15/2029	10	10
	Enterprise Products Operating LLC	3.125%	7/31/2029	12	12
	Exxon Mobil Corp.	2.440%	8/16/2029	12	11
	Kinder Morgan Inc.	5.000%	2/1/2029	13	13
	MPLX LP	4.800%	2/15/2029	5	5
	NOV Inc.	3.600%	12/1/2029	5	5
	ONEOK Inc.	4.350%	3/15/2029	5	5
	ONEOK Inc.	3.400%	9/1/2029	5	5
	Phillips 66 Co.	3.150%	12/15/2029	10	10
	Plains All American Pipeline LP	3.550%	12/15/2029	10	10
[1]	Shell Finance US Inc.	2.375%	11/7/2029	10	9
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	5	5
	Targa Resources Corp.	4.350%	1/15/2029	5	5
	Targa Resources Corp.	6.150%	3/1/2029	10	10
	TotalEnergies Capital International SA	3.455%	2/19/2029	12	12
	Western Midstream Operating LP	6.350%	1/15/2029	5	5
2

Target Maturity 2029 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williams Cos. Inc.	4.900%	3/15/2029	5	5
					240
Financials (36.4%)
	AerCap Ireland Capital DAC	5.100%	1/19/2029	11	11
	AerCap Ireland Capital DAC	4.125%	2/28/2029	10	10
	AerCap Ireland Capital DAC	4.625%	9/10/2029	10	10
	Air Lease Corp.	5.100%	3/1/2029	5	5
	Ally Financial Inc.	6.848%	1/3/2030	10	11
	American Express Co.	4.050%	5/3/2029	10	10
	American Express Co.	5.532%	4/25/2030	12	12
	American National Group Inc.	5.750%	10/1/2029	5	5
	Aon Corp.	3.750%	5/2/2029	5	5
	Aon North America Inc.	5.150%	3/1/2029	10	10
	Apollo Debt Solutions BDC	6.900%	4/13/2029	5	5
	Ares Capital Corp.	5.875%	3/1/2029	10	10
	Ares Capital Corp.	5.950%	7/15/2029	10	10
	Ares Strategic Income Fund	6.350%	8/15/2029	10	10
	Arthur J Gallagher & Co.	4.850%	12/15/2029	10	10
	Banco Bilbao Vizcaya Argentaria SA	4.150%	3/3/2029	6	6
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/2029	10	10
	Banco Santander SA	3.306%	6/27/2029	11	11
	Banco Santander SA	5.538%	3/14/2030	7	7
[1]	Bank of America Corp.	3.974%	2/7/2030	21	21
[1]	Bank of America Corp.	3.194%	7/23/2030	18	17
[1]	Bank of America Corp.	2.884%	10/22/2030	20	19
[1]	Bank of Montreal	4.338%	3/19/2030	6	6
	Bank of Montreal	4.640%	9/10/2030	5	5
[1]	Bank of New York Mellon Corp.	3.300%	8/23/2029	5	5
	Bank of New York Mellon Corp.	4.026%	1/22/2030	13	13
[1]	Bank of New York Mellon Corp.	4.975%	3/14/2030	5	5
	Bank of New York Mellon Corp.	4.596%	7/26/2030	5	5
[1]	Bank of Nova Scotia	5.450%	8/1/2029	10	10
	Bank of Nova Scotia	4.247%	2/2/2030	7	7
	Barclays plc	5.690%	3/12/2030	15	15
	Barclays plc	4.219%	5/24/2030	10	10
[1]	Barclays plc	5.088%	6/20/2030	12	12
	Barclays plc	4.942%	9/10/2030	13	13
	BlackRock Funding Inc.	4.700%	3/14/2029	5	5
	Blackrock Inc.	3.250%	4/30/2029	5	5
	Blackstone Private Credit Fund	5.950%	7/16/2029	5	5
	Blue Owl Capital Corp.	5.950%	3/15/2029	10	10
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	6	6
	Blue Owl Technology Finance Corp.	6.750%	4/4/2029	5	5
	Brookfield Finance Inc.	4.850%	3/29/2029	10	10
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	10	10
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	13	13
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	10	10
	Capital One Financial Corp.	5.700%	2/1/2030	11	11
	Capital One Financial Corp.	3.273%	3/1/2030	10	10
	Capital One Financial Corp.	5.247%	7/26/2030	5	5
	Capital One Financial Corp.	5.463%	7/26/2030	10	10
	Charles Schwab Corp.	4.000%	2/1/2029	5	5
	Chubb INA Holdings LLC	4.650%	8/15/2029	5	5
	Citibank NA	4.838%	8/6/2029	13	13
	Citigroup Inc.	5.174%	2/13/2030	21	21
[1]	Citigroup Inc.	3.980%	3/20/2030	19	19
	Citigroup Inc.	4.542%	9/19/2030	27	27
[1]	Citigroup Inc.	2.976%	11/5/2030	16	15
	Citizens Financial Group Inc.	5.841%	1/23/2030	6	6
	CNO Financial Group Inc.	5.250%	5/30/2029	5	5
	Cooperatieve Rabobank UA	4.494%	10/17/2029	10	10
	Corebridge Financial Inc.	3.850%	4/5/2029	5	5
	Deutsche Bank AG	5.414%	5/10/2029	10	10
	Deutsche Bank AG	4.999%	9/11/2030	11	11
	Enact Holdings Inc.	6.250%	5/28/2029	5	5
	F&G Annuities & Life Inc.	6.500%	6/4/2029	5	5
	Fifth Third Bancorp	4.772%	7/28/2030	5	5
	Fifth Third Bancorp	4.895%	9/6/2030	5	5
	Fifth Third Financial Corp.	5.982%	1/30/2030	5	5
3

Target Maturity 2029 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GATX Corp.	4.700%	4/1/2029	10	10
	Global Payments Inc.	3.200%	8/15/2029	10	10
	Global Payments Inc.	5.300%	8/15/2029	5	5
	Goldman Sachs Group Inc.	5.727%	4/25/2030	20	21
	Goldman Sachs Group Inc.	5.049%	7/23/2030	18	18
	Goldman Sachs Group Inc.	4.692%	10/23/2030	16	16
[2]	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	10	10
	Golub Capital BDC Inc.	6.000%	7/15/2029	5	5
	Hartford Insurance Group Inc.	2.800%	8/19/2029	5	5
	HSBC Holdings plc	5.546%	3/4/2030	13	13
	HSBC Holdings plc	4.398%	3/10/2030	11	11
[1]	HSBC Holdings plc	3.973%	5/22/2030	20	20
	HSBC Holdings plc	5.286%	11/19/2030	25	26
	Huntington Bancshares Inc.	2.550%	2/4/2030	5	5
	ING Groep NV	4.050%	4/9/2029	6	6
	ING Groep NV	5.335%	3/19/2030	13	13
	JPMorgan Chase & Co.	5.012%	1/23/2030	17	17
	JPMorgan Chase & Co.	5.581%	4/22/2030	18	19
[1]	JPMorgan Chase & Co.	3.702%	5/6/2030	17	17
	JPMorgan Chase & Co.	4.565%	6/14/2030	15	15
	JPMorgan Chase & Co.	4.995%	7/22/2030	18	18
[1]	JPMorgan Chase & Co.	2.739%	10/15/2030	33	31
	JPMorgan Chase & Co.	4.603%	10/22/2030	17	17
[1]	KeyCorp	2.550%	10/1/2029	5	5
	Lloyds Banking Group plc	4.241%	2/10/2030	12	12
	Lloyds Banking Group plc	5.721%	6/5/2030	13	14
	Marex Group plc	6.404%	11/4/2029	10	10
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	14	14
	Mastercard Inc.	2.950%	6/1/2029	10	10
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	12	12
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	14	14
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	10	10
	Mizuho Financial Group Inc.	5.376%	5/26/2030	10	10
	Mizuho Financial Group Inc.	5.382%	7/10/2030	10	10
[1]	Mizuho Financial Group Inc.	3.153%	7/16/2030	10	10
	Morgan Stanley	4.238%	1/9/2030	18	18
	Morgan Stanley	5.173%	1/16/2030	16	16
[1]	Morgan Stanley	4.431%	1/23/2030	20	20
	Morgan Stanley	5.656%	4/18/2030	17	18
	Morgan Stanley	5.042%	7/19/2030	16	16
	Morgan Stanley	4.654%	10/18/2030	28	28
[1]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	18	18
	National Australia Bank Ltd.	4.787%	1/10/2029	10	10
	National Bank of Canada	4.500%	10/10/2029	10	10
[1]	NatWest Group plc	5.076%	1/27/2030	14	14
[1]	NatWest Group plc	4.445%	5/8/2030	12	12
	NatWest Group plc	4.964%	8/15/2030	6	6
	Nomura Holdings Inc.	5.605%	7/6/2029	5	5
	ORIX Corp.	4.650%	9/10/2029	10	10
	PayPal Holdings Inc.	2.850%	10/1/2029	13	12
[1]	PNC Bank NA	2.700%	10/22/2029	18	17
	PNC Financial Services Group Inc.	3.450%	4/23/2029	8	8
	PNC Financial Services Group Inc.	2.550%	1/22/2030	17	16
	PNC Financial Services Group Inc.	5.492%	5/14/2030	10	10
	Progressive Corp.	4.000%	3/1/2029	10	10
	Radian Group Inc.	6.200%	5/15/2029	10	10
	Regions Financial Corp.	5.722%	6/6/2030	5	5
[1]	Royal Bank of Canada	4.950%	2/1/2029	10	10
[1]	Royal Bank of Canada	4.969%	8/2/2030	12	12
[1]	Royal Bank of Canada	4.650%	10/18/2030	15	15
	Santander Holdings USA Inc.	6.174%	1/9/2030	5	5
	Santander Holdings USA Inc.	5.353%	9/6/2030	10	10
	Santander UK Group Holdings plc	4.858%	9/11/2030	11	11
	Sixth Street Lending Partners	6.500%	3/11/2029	5	5
	State Street Bank & Trust Co.	4.782%	11/23/2029	10	10
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	5	5
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	5	5
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	13	12
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/2029	14	13
	Synchrony Financial	5.150%	3/19/2029	5	5
4

Target Maturity 2029 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Synchrony Financial	5.935%	8/2/2030	5	5
[2]	Takeoff Merger Sub Inc.	4.500%	3/24/2029	7	7
[1]	Toronto-Dominion Bank	4.994%	4/5/2029	10	10
[1]	Truist Financial Corp.	3.875%	3/19/2029	5	5
[1]	Truist Financial Corp.	5.435%	1/24/2030	8	8
[1]	US Bancorp	3.000%	7/30/2029	5	5
	US Bancorp	5.384%	1/23/2030	8	8
	US Bancorp	5.100%	7/23/2030	7	7
	Visa Inc.	3.800%	2/12/2029	10	10
	Wells Fargo & Co.	4.182%	1/23/2030	16	16
	Wells Fargo & Co.	5.198%	1/23/2030	20	20
[1]	Wells Fargo & Co.	2.879%	10/30/2030	30	28
	Westpac Banking Corp.	5.050%	4/16/2029	10	10
	Willis North America Inc.	2.950%	9/15/2029	10	10
	Zions Bancorp NA	3.250%	10/29/2029	5	5
					1,643
Health Care (10.6%)
	Abbott Laboratories	3.700%	3/9/2029	12	12
	AbbVie Inc.	4.800%	3/15/2029	19	19
	AbbVie Inc.	3.200%	11/21/2029	41	39
	Amgen Inc.	3.000%	2/22/2029	10	10
	Amgen Inc.	4.050%	8/18/2029	11	11
[1]	Ascension Health	2.532%	11/15/2029	5	5
	AstraZeneca Finance LLC	4.850%	2/26/2029	11	11
	AstraZeneca plc	4.000%	1/17/2029	6	6
	Augusta SpinCo Corp.	4.398%	3/23/2029	5	5
	Bristol-Myers Squibb Co.	4.900%	2/22/2029	10	10
	Bristol-Myers Squibb Co.	3.400%	7/26/2029	13	13
	Cardinal Health Inc.	5.125%	2/15/2029	10	10
	Cardinal Health Inc.	5.000%	11/15/2029	13	13
	Cencora Inc.	4.850%	12/15/2029	10	10
	Cigna Group	5.000%	5/15/2029	5	5
	CommonSpirit Health	3.347%	10/1/2029	5	5
	CVS Health Corp.	5.000%	1/30/2029	10	10
	CVS Health Corp.	5.400%	6/1/2029	5	5
	CVS Health Corp.	3.250%	8/15/2029	14	13
	DH Europe Finance II Sarl	2.600%	11/15/2029	5	5
	Elevance Health Inc.	5.150%	6/15/2029	10	10
	Elevance Health Inc.	2.875%	9/15/2029	5	5
	Eli Lilly & Co.	4.500%	2/9/2029	11	11
	Eli Lilly & Co.	3.375%	3/15/2029	5	5
	Eli Lilly & Co.	4.200%	8/14/2029	10	10
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	10	10
	Gilead Sciences Inc.	4.800%	11/15/2029	10	10
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	10	10
	HCA Inc.	5.875%	2/1/2029	10	10
	HCA Inc.	3.375%	3/15/2029	5	5
	HCA Inc.	4.125%	6/15/2029	14	14
	Humana Inc.	3.700%	3/23/2029	5	5
	Icon Investments Six DAC	5.849%	5/8/2029	5	5
	IQVIA Inc.	6.250%	2/1/2029	6	6
	Johnson & Johnson	4.800%	6/1/2029	6	6
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	10	9
	Merck & Co. Inc.	3.400%	3/7/2029	14	14
	Merck & Co. Inc.	3.850%	3/15/2029	10	10
	Novartis Capital Corp.	4.100%	3/16/2029	5	5
	Novartis Capital Corp.	3.800%	9/18/2029	10	10
	Pfizer Inc.	3.450%	3/15/2029	14	14
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	5	5
	Quest Diagnostics Inc.	4.625%	12/15/2029	5	5
	Revvity Inc.	3.300%	9/15/2029	5	5
	Solventum Corp.	5.400%	3/1/2029	5	5
	Stryker Corp.	4.250%	9/11/2029	10	10
	Thermo Fisher Scientific Inc.	5.000%	1/31/2029	10	10
	Thermo Fisher Scientific Inc.	2.600%	10/1/2029	10	9
	UnitedHealth Group Inc.	4.250%	1/15/2029	7	7
	UnitedHealth Group Inc.	4.000%	5/15/2029	11	11
	UnitedHealth Group Inc.	2.875%	8/15/2029	10	10
					478
5

Target Maturity 2029 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Industrials (5.8%)
[1]	3M Co.	3.375%	3/1/2029	10	10
	3M Co.	2.375%	8/26/2029	5	5
	Amphenol Corp.	4.350%	6/1/2029	10	10
	Boeing Co.	3.200%	3/1/2029	10	9
	Boeing Co.	6.298%	5/1/2029	13	14
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	10	10
	Caterpillar Financial Services Corp.	4.850%	2/27/2029	10	10
	Caterpillar Financial Services Corp.	4.375%	8/16/2029	5	5
	Caterpillar Financial Services Corp.	4.700%	11/15/2029	5	5
	CNH Industrial Capital LLC	5.100%	4/20/2029	10	10
	CSX Corp.	4.250%	3/15/2029	5	5
	Eaton Corp.	3.950%	3/6/2029	8	8
[1]	FedEx Corp.	3.100%	8/5/2029	5	5
[2]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	10	10
	GXO Logistics Inc.	6.250%	5/6/2029	5	5
[2]	Honeywell Aerospace Inc.	4.000%	3/16/2029	6	6
	Howmet Aerospace Inc.	3.000%	1/15/2029	10	10
	Ingersoll Rand Inc.	5.176%	6/15/2029	5	5
	John Deere Capital Corp.	4.500%	1/16/2029	10	10
[1]	John Deere Capital Corp.	3.450%	3/7/2029	10	10
[1]	John Deere Capital Corp.	3.900%	3/9/2029	5	5
[1]	John Deere Capital Corp.	3.350%	4/18/2029	5	5
[1]	John Deere Capital Corp.	4.850%	6/11/2029	5	5
	Johnson Controls International plc	5.500%	4/19/2029	5	5
	Keysight Technologies Inc.	3.000%	10/30/2029	5	5
	L3Harris Technologies Inc.	5.050%	6/1/2029	10	10
	MasTec Inc.	5.900%	6/15/2029	10	10
[1]	PACCAR Financial Corp.	4.600%	1/31/2029	5	5
	Parker-Hannifin Corp.	3.250%	6/14/2029	10	10
	Parker-Hannifin Corp.	4.500%	9/15/2029	5	5
	Republic Services Inc.	4.875%	4/1/2029	5	5
[1]	Ryder System Inc.	5.375%	3/15/2029	10	10
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	5	5
	Union Pacific Corp.	3.700%	3/1/2029	5	5
	Waste Connections Inc.	3.500%	5/1/2029	5	5
	Waste Management Inc.	4.875%	2/15/2029	5	5
					262
Materials (2.2%)
	Air Products and Chemicals Inc.	4.600%	2/8/2029	5	5
	Amcor Flexibles North America Inc.	4.250%	3/8/2029	5	5
	Amcor Group Finance plc	5.450%	5/23/2029	5	5
	CRH SMW Finance DAC	5.200%	5/21/2029	10	10
	Dow Chemical Co.	7.375%	11/1/2029	5	5
	Eastman Chemical Co.	5.000%	8/1/2029	10	10
	Packaging Corp. of America	3.000%	12/15/2029	5	5
	Sherwin-Williams Co.	2.950%	8/15/2029	10	10
	Sonoco Products Co.	4.600%	9/1/2029	5	5
	Suzano Austria GmbH	6.000%	1/15/2029	19	20
	Vulcan Materials Co.	4.950%	12/1/2029	5	5
	WRKCo Inc.	4.900%	3/15/2029	12	12
					97
Real Estate (3.5%)
	American Tower Corp.	5.200%	2/15/2029	6	6
	American Tower Corp.	3.800%	8/15/2029	13	13
	Boston Properties LP	3.400%	6/21/2029	10	10
	Brixmor Operating Partnership LP	4.125%	5/15/2029	10	10
	Camden Property Trust	3.150%	7/1/2029	5	5
	Crown Castle Inc.	4.300%	2/15/2029	10	10
	Crown Castle Inc.	3.100%	11/15/2029	10	9
	Digital Realty Trust LP	3.600%	7/1/2029	5	5
	Equinix Inc.	3.200%	11/18/2029	12	11
	ERP Operating LP	3.000%	7/1/2029	10	9
	GLP Capital LP	5.300%	1/15/2029	10	10
	Healthpeak OP LLC	3.500%	7/15/2029	10	10
[1]	Host Hotels & Resorts LP	3.375%	12/15/2029	5	5
	Mid-America Apartments LP	3.950%	3/15/2029	5	5
	Public Storage Operating Co.	3.385%	5/1/2029	5	5
	Realty Income Corp.	3.100%	12/15/2029	5	5
6

Target Maturity 2029 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	2.450%	9/13/2029	10	9
	Ventas Realty LP	4.400%	1/15/2029	5	5
	Welltower OP LLC	2.050%	1/15/2029	10	9
	Weyerhaeuser Co.	4.000%	11/15/2029	5	5
					156
Technology (10.3%)
	Accenture Capital Inc.	4.050%	10/4/2029	11	11
	Adobe Inc.	4.800%	4/4/2029	5	5
	Apple Inc.	3.250%	8/8/2029	6	6
	Apple Inc.	2.200%	9/11/2029	15	14
	Applied Materials Inc.	4.800%	6/15/2029	5	5
	Arrow Electronics Inc.	5.150%	8/21/2029	5	5
[2]	Broadcom Inc.	4.000%	4/15/2029	5	5
	Broadcom Inc.	4.750%	4/15/2029	13	13
	Broadcom Inc.	5.050%	7/12/2029	18	18
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	5	4
	Cadence Design Systems Inc.	4.300%	9/10/2029	5	5
	Cisco Systems Inc.	4.850%	2/26/2029	19	19
	Concentrix Corp.	6.500%	3/1/2029	5	5
	Dell International LLC	4.150%	2/15/2029	10	10
	Dell International LLC	5.300%	10/1/2029	14	14
	Equifax Inc.	4.800%	9/15/2029	10	10
	Fidelity National Information Services Inc.	4.550%	3/10/2029	12	12
	Fiserv Inc.	3.500%	7/1/2029	24	23
	Flex Ltd.	4.875%	6/15/2029	10	10
	Hewlett Packard Enterprise Co.	4.600%	3/23/2029	5	5
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	13	13
	HP Inc.	4.000%	4/15/2029	5	5
	Intel Corp.	4.000%	8/5/2029	10	10
	Intel Corp.	2.450%	11/15/2029	15	14
	International Business Machines Corp.	4.000%	2/3/2029	10	10
	International Business Machines Corp.	3.500%	5/15/2029	22	21
	Juniper Networks Inc.	3.750%	8/15/2029	5	5
	KLA Corp.	4.100%	3/15/2029	5	5
	Lam Research Corp.	4.000%	3/15/2029	10	10
	Microchip Technology Inc.	5.050%	3/15/2029	5	5
	Motorola Solutions Inc.	4.600%	5/23/2029	10	10
	Nordson Corp.	4.500%	12/15/2029	5	5
	NXP BV	4.300%	6/18/2029	10	10
	Oracle Corp.	4.550%	2/4/2029	21	21
[1]	Oracle Corp.	4.200%	9/27/2029	8	8
	Oracle Corp.	6.150%	11/9/2029	16	16
	RELX Capital Inc.	4.000%	3/18/2029	10	10
	Roper Technologies Inc.	2.950%	9/15/2029	5	5
	S&P Global Inc.	2.950%	3/1/2029	8	8
	S&P Global Inc.	4.250%	5/1/2029	10	10
	Salesforce Inc.	4.650%	3/15/2029	34	34
	Texas Instruments Inc.	4.600%	2/8/2029	5	5
	Texas Instruments Inc.	2.250%	9/4/2029	5	5
	TSMC Arizona Corp.	4.125%	4/22/2029	8	8
	Verisk Analytics Inc.	4.125%	3/15/2029	10	10
	Workday Inc.	3.700%	4/1/2029	5	5
					467
Utilities (6.0%)
	Ameren Corp.	5.000%	1/15/2029	10	10
	American Electric Power Co. Inc.	5.200%	1/15/2029	10	10
	Atmos Energy Corp.	2.625%	9/15/2029	10	10
	Avangrid Inc.	3.800%	6/1/2029	5	5
	CenterPoint Energy Inc.	5.400%	6/1/2029	10	10
	Consumers Energy Co.	4.600%	5/30/2029	5	5
	DTE Energy Co.	5.100%	3/1/2029	12	12
	Duke Energy Corp.	3.400%	6/15/2029	5	5
	Duke Energy Florida LLC	2.500%	12/1/2029	10	9
	Duke Energy Progress LLC	3.450%	3/15/2029	10	10
	Edison International	5.450%	6/15/2029	10	10
	Evergy Inc.	2.900%	9/15/2029	5	5
	Eversource Energy	5.950%	2/1/2029	11	11
	Exelon Corp.	5.150%	3/15/2029	10	10
	Florida Power & Light Co.	5.150%	6/15/2029	5	5
7

Target Maturity 2029 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Georgia Power Co.	2.650%	9/15/2029	10	10
	MidAmerican Energy Co.	3.650%	4/15/2029	10	10
[1]	National Rural Utilities Cooperative Finance Corp.	4.050%	2/9/2029	10	10
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/2029	5	5
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	10	10
	NiSource Inc.	2.950%	9/1/2029	6	6
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	10	10
	Pacific Gas & Electric Co.	6.100%	1/15/2029	11	11
	Pacific Gas & Electric Co.	5.550%	5/15/2029	10	10
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	11	11
	Public Service Co. of Colorado	4.150%	3/13/2029	5	5
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	10	10
	Southern California Edison Co.	5.150%	6/1/2029	7	7
	Southern California Edison Co.	2.850%	8/1/2029	10	9
	Southern Co.	5.500%	3/15/2029	11	11
[1]	Virginia Electric & Power Co.	2.875%	7/15/2029	10	10
					272
Total Corporate Bonds (Cost $4,442)					4,454
				Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3]	Vanguard Market Liquidity Fund (Cost $27)	3.687%		273	27
Total Investments (99.2%) (Cost $4,469)					4,481
Other Assets and Liabilities—Net (0.8%)					36
Net Assets (100%)					4,517
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $38, representing 0.8% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Target Maturity 2029 Corporate Bond ETF
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,442)	4,454
Affiliated Issuers (Cost $27)	27
Total Investments in Securities	4,481
Investment in Vanguard	0
Cash Collateral Received for ETF Capital Activity	12
Receivables for Investment Securities Sold	20
Receivables for Accrued Income	45
Total Assets	4,558
Liabilities
Payables for Investment Securities Purchased	29
Collateral for ETF Capital Activity	12
Payables to Vanguard	—
Total Liabilities	41
Net Assets	4,517
At March 31, 2026, net assets consisted of:

Paid-in Capital	4,502
Total Distributable Earnings (Loss)	15
Net Assets	4,517
Net Assets
Applicable to 60,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,517
Net Asset Value Per Share	$75.28
See accompanying Notes, which are an integral part of the Financial Statements.
9

Target Maturity 2029 Corporate Bond ETF
Statement of Operations

March 24, 2026[1] to March 31, 2026
($000)
Investment Income
Income
Interest[2]	3
Total Income	3
Expenses
The Vanguard Group—Note C
Management and Administrative	—
Custodian Fees	—
Shareholders’ Reports	—
Total Expenses	—
Net Investment Income	3
Realized Net Gain (Loss) on Investment Securities Sold[2]	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	12
Net Increase (Decrease) in Net Assets Resulting from Operations	15
1	Inception.
2	Interest income and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1. There was no realized net gain (loss) during the period. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Target Maturity 2029 Corporate Bond ETF
Statement of Changes in Net Assets

March 24, 2026[1] to March 31, 2026
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3
Realized Net Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	12
Net Increase (Decrease) in Net Assets Resulting from Operations	15
Distributions
Total Distributions	—
Capital Share Transactions
Issued	4,502
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	4,502
Total Increase (Decrease)	4,517
Net Assets
Beginning of Period	—
End of Period	4,517
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Target Maturity 2029 Corporate Bond ETF
Financial Highlights
March 24, 2026[1] to March 31, 2026
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	.064
Net Realized and Unrealized Gain (Loss) on Investments	.216
Total from Investment Operations	.280
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$75.28
Total Return	0.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5
Ratio of Total Expenses to Average Net Assets	0.08%
Ratio of Net Investment Income to Average Net Assets	4.42%
Portfolio Turnover Rate[3]	0%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Target Maturity 2029 Corporate Bond ETF
Notes to Financial Statements
Vanguard Target Maturity 2029 Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. The Fund is a term fund that will liquidate on or about December 15, 2029 (the “Planned Liquidation Date”). The Fund does not seek to return any predetermined amount at liquidation or in periodic distributions. The Fund invests in a range of securities that, in the aggregate, approximates a target index in terms of key risk factors and other characteristics. The Fund also maintains a dollar-weighted average maturity consistent with that of the target index. When a bond included in the target index matures, its value at the time of maturity will continue to be represented in the target index by cash and cash equivalents until the Planned Liquidation Date.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended March 31, 2026, the fund did not utilize the credit facility or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had not yet made any contributions to Vanguard’s capital as permitted under the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
13

Target Maturity 2029 Corporate Bond ETF
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	4,454	—	4,454
Temporary Cash Investments	27	—	—	27
Total	27	4,454	—	4,481

E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,469
Gross Unrealized Appreciation	12
Gross Unrealized Depreciation	(—)
Net Unrealized Appreciation (Depreciation)	12
F.  During the period ended March 31, 2026, the fund purchased $41,000 of investment securities and sold $20,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $4,421,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
March 24, 2026[1] to March 31, 2026
Shares (000)
Issued	60
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	60
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At March 31, 2026, two shareholders were each a record or beneficial owner of at least 25% or more of the fund’s net assets with a combined ownership of 91%. If any of these shareholders were to redeem their investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
14

Target Maturity 2029 Corporate Bond ETF
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0742 052026
15

Financial Statements
For the period ended March 31, 2026
Vanguard Target Maturity 2030 Corporate Bond ETF

Contents
Financial Statements	1

Target Maturity 2030 Corporate Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (98.7%)
Communications (6.7%)
	Alphabet Inc.	4.000%	5/15/2030	7	7
	Alphabet Inc.	1.100%	8/15/2030	30	26
	Alphabet Inc.	4.100%	11/15/2030	10	10
	America Movil SAB de CV	2.875%	5/7/2030	9	8
[1]	AT&T Inc.	4.300%	2/15/2030	13	13
	AT&T Inc.	4.700%	8/15/2030	21	21
	British Telecommunications plc	9.625%	12/15/2030	22	26
	Comcast Corp.	2.650%	2/1/2030	7	6
	Comcast Corp.	3.400%	4/1/2030	7	7
	Comcast Corp.	4.250%	10/15/2030	25	25
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	30	34
	Expedia Group Inc.	3.250%	2/15/2030	8	8
	Fox Corp.	3.500%	4/8/2030	8	8
	Koninklijke KPN NV	8.375%	10/1/2030	3	3
	Meta Platforms Inc.	4.800%	5/15/2030	13	13
	Meta Platforms Inc.	4.200%	11/15/2030	34	34
	Omnicom Group Inc.	4.750%	3/30/2030	13	13
	Omnicom Group Inc.	2.450%	4/30/2030	5	5
	Telefonica Europe BV	8.250%	9/15/2030	11	12
	Tencent Music Entertainment Group	2.000%	9/3/2030	4	4
	T-Mobile USA Inc.	3.875%	4/15/2030	64	61
	Uber Technologies Inc.	4.300%	1/15/2030	14	14
	Verizon Communications Inc.	3.150%	3/22/2030	5	5
	Verizon Communications Inc.	1.500%	9/18/2030	19	17
	Verizon Communications Inc.	1.680%	10/30/2030	7	6
	Walt Disney Co.	3.800%	3/22/2030	8	8
	Weibo Corp.	3.375%	7/8/2030	7	7
					401
Consumer Discretionary (7.5%)
	Alibaba Group Holding Ltd.	4.875%	5/26/2030	9	9
	Amazon.com Inc.	1.500%	6/3/2030	9	8
	Amazon.com Inc.	4.100%	11/20/2030	32	32
	American Honda Finance Corp.	4.600%	4/17/2030	7	7
[1]	American Honda Finance Corp.	4.500%	9/4/2030	5	5
	AutoNation Inc.	4.750%	6/1/2030	2	2
	AutoZone Inc.	4.000%	4/15/2030	14	14
	Best Buy Co. Inc.	1.950%	10/1/2030	5	4
	Block Financial LLC	3.875%	8/15/2030	5	5
	DR Horton Inc.	4.850%	10/15/2030	2	2
	eBay Inc.	2.700%	3/11/2030	7	7
	Ford Motor Credit Co. LLC	7.350%	3/6/2030	27	28
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	5	5
	Ford Motor Credit Co. LLC	5.730%	9/5/2030	5	5
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	7	7
	General Motors Co.	5.625%	4/15/2030	7	7
	General Motors Financial Co. Inc.	5.350%	1/7/2030	5	5
	General Motors Financial Co. Inc.	5.850%	4/6/2030	5	5
	General Motors Financial Co. Inc.	3.600%	6/21/2030	5	5
	General Motors Financial Co. Inc.	5.450%	7/15/2030	25	26
	Genuine Parts Co.	1.875%	11/1/2030	5	4
	Home Depot Inc.	2.700%	4/15/2030	15	14
	Honda Motor Co. Ltd.	4.688%	7/8/2030	23	23
	JD.com Inc.	3.375%	1/14/2030	6	6
	Las Vegas Sands Corp.	6.000%	6/14/2030	3	3
[1]	Leland Stanford Junior University	4.146%	8/1/2030	2	2
	Lennar Corp.	5.200%	7/30/2030	9	9
	Lowe's Cos. Inc.	4.500%	4/15/2030	5	5
	Lowe's Cos. Inc.	1.700%	10/15/2030	17	15
	Magna International Inc.	2.450%	6/15/2030	8	7

Target Maturity 2030 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marriott International Inc.	4.800%	3/15/2030	3	3
[1]	Marriott International Inc.	4.625%	6/15/2030	8	8
	Mattel Inc.	5.000%	11/17/2030	8	8
[1]	McDonald's Corp.	2.125%	3/1/2030	15	14
[1]	McDonald's Corp.	3.600%	7/1/2030	5	5
	Mohawk Industries Inc.	3.625%	5/15/2030	5	5
	NIKE Inc.	2.850%	3/27/2030	13	12
	NVR Inc.	3.000%	5/15/2030	11	10
	O'Reilly Automotive Inc.	4.200%	4/1/2030	2	2
	PVH Corp.	5.500%	6/13/2030	2	2
	Ralph Lauren Corp.	2.950%	6/15/2030	9	8
	Sands China Ltd.	4.375%	6/18/2030	6	6
	Stanley Black & Decker Inc.	2.300%	3/15/2030	5	5
	Starbucks Corp.	2.250%	3/12/2030	20	18
	Starbucks Corp.	2.550%	11/15/2030	6	5
	Tapestry Inc.	5.100%	3/11/2030	7	7
	Toyota Motor Corp.	4.450%	6/30/2030	7	7
	Toyota Motor Credit Corp.	4.950%	1/9/2030	2	2
[1]	Toyota Motor Credit Corp.	2.150%	2/13/2030	2	2
[1]	Toyota Motor Credit Corp.	3.375%	4/1/2030	5	5
	Toyota Motor Credit Corp.	4.800%	5/15/2030	8	8
[1]	Toyota Motor Credit Corp.	4.550%	5/17/2030	7	7
	Toyota Motor Credit Corp.	5.550%	11/20/2030	16	17
	Tractor Supply Co.	1.750%	11/1/2030	5	4
[1]	Yale University	1.482%	4/15/2030	5	5
					451
Consumer Staples (6.6%)
	Altria Group Inc.	3.400%	5/6/2030	7	7
	Altria Group Inc.	4.500%	8/6/2030	3	3
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	18	17
	Archer-Daniels-Midland Co.	3.250%	3/27/2030	8	8
	Avery Dennison Corp.	2.650%	4/30/2030	4	4
	BAT Capital Corp.	4.906%	4/2/2030	5	5
	BAT Capital Corp.	6.343%	8/2/2030	15	16
	Bunge Ltd. Finance Corp.	4.550%	8/4/2030	5	5
	Campbell's Co.	2.375%	4/24/2030	2	2
	Clorox Co.	1.800%	5/15/2030	2	2
	Coca-Cola Co.	3.450%	3/25/2030	14	14
	Coca-Cola Co.	1.650%	6/1/2030	7	6
	Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	9	8
	Colgate-Palmolive Co.	4.200%	5/1/2030	2	2
	Conagra Brands Inc.	5.000%	8/1/2030	7	7
	Constellation Brands Inc.	2.875%	5/1/2030	5	5
	Constellation Brands Inc.	4.800%	5/1/2030	7	7
	Costco Wholesale Corp.	1.600%	4/20/2030	13	12
	Diageo Capital plc	2.000%	4/29/2030	5	5
	Diageo Investment Corp.	5.125%	8/15/2030	12	12
	Dollar General Corp.	3.500%	4/3/2030	12	11
	Estee Lauder Cos. Inc.	2.600%	4/15/2030	5	5
	General Mills Inc.	2.875%	4/15/2030	12	11
	Hershey Co.	4.750%	2/24/2030	2	2
	Hormel Foods Corp.	1.800%	6/11/2030	7	6
	Ingredion Inc.	2.900%	6/1/2030	5	5
	J M Smucker Co.	2.375%	3/15/2030	2	2
	Kellanova	2.100%	6/1/2030	3	3
	Kenvue Inc.	5.000%	3/22/2030	11	11
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	11	10
	Kimberly-Clark Corp.	3.100%	3/26/2030	5	5
	Kraft Heinz Foods Co.	3.750%	4/1/2030	9	9
	Kroger Co.	2.200%	5/1/2030	2	2
	McCormick & Co. Inc.	2.500%	4/15/2030	3	3
	Mondelez International Inc.	2.750%	4/13/2030	5	5
	Mondelez International Inc.	4.500%	5/6/2030	3	3
	PepsiCo Inc.	4.600%	2/7/2030	9	9
	PepsiCo Inc.	2.750%	3/19/2030	8	8
	PepsiCo Inc.	1.625%	5/1/2030	16	14
	PepsiCo Inc.	4.300%	7/23/2030	7	7
	Philip Morris International Inc.	5.125%	2/15/2030	8	8
	Philip Morris International Inc.	4.375%	4/30/2030	5	5

Target Maturity 2030 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	2.100%	5/1/2030	30	27
	Philip Morris International Inc.	5.500%	9/7/2030	7	7
	Philip Morris International Inc.	4.000%	10/29/2030	2	2
	Philip Morris International Inc.	1.750%	11/1/2030	5	4
	Procter & Gamble Co.	3.000%	3/25/2030	20	19
	Procter & Gamble Co.	4.050%	5/1/2030	5	5
	Procter & Gamble Co.	1.200%	10/29/2030	5	4
	Sysco Corp.	2.400%	2/15/2030	7	6
	Sysco Corp.	5.950%	4/1/2030	5	5
	Sysco Corp.	5.100%	9/23/2030	6	6
	Target Corp.	2.350%	2/15/2030	5	5
	Unilever Capital Corp.	1.375%	9/14/2030	5	4
	Walmart Inc.	4.000%	4/15/2030	6	6
	Walmart Inc.	4.350%	4/28/2030	5	5
					396
Energy (6.6%)
	Baker Hughes Holdings LLC	4.486%	5/1/2030	5	5
	BP Capital Markets America Inc.	3.633%	4/6/2030	7	7
	BP Capital Markets America Inc.	1.749%	8/10/2030	16	14
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	2	2
	Chevron Corp.	2.236%	5/11/2030	19	18
	Chevron USA Inc.	4.687%	4/15/2030	7	7
	Chevron USA Inc.	4.300%	10/15/2030	6	6
	ConocoPhillips Co.	4.700%	1/15/2030	11	11
	Diamondback Energy Inc.	5.150%	1/30/2030	10	10
	Enbridge Inc.	4.900%	6/20/2030	10	10
	Energy Transfer LP	3.750%	5/15/2030	10	10
	Energy Transfer LP	6.400%	12/1/2030	20	21
	Enterprise Products Operating LLC	2.800%	1/31/2030	12	11
	EOG Resources Inc.	4.375%	4/15/2030	7	7
	Exxon Mobil Corp.	3.482%	3/19/2030	27	26
	Exxon Mobil Corp.	2.610%	10/15/2030	11	10
	Halliburton Co.	2.920%	3/1/2030	7	7
	Kinder Morgan Inc.	5.150%	6/1/2030	12	12
	Marathon Petroleum Corp.	5.150%	3/1/2030	10	10
	MPLX LP	2.650%	8/15/2030	10	9
	Occidental Petroleum Corp.	8.875%	7/15/2030	23	26
	ONEOK Inc.	3.100%	3/15/2030	7	7
	ONEOK Inc.	3.250%	6/1/2030	10	9
	ONEOK Inc.	5.800%	11/1/2030	2	2
	Phillips 66	2.150%	12/15/2030	10	9
	Pioneer Natural Resources Co.	1.900%	8/15/2030	8	7
	Plains All American Pipeline LP	3.800%	9/15/2030	9	9
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	20	20
[1]	Shell Finance US Inc.	2.750%	4/6/2030	5	5
	Shell Finance US Inc.	4.125%	11/6/2030	18	18
	Targa Resources Corp.	4.900%	9/15/2030	5	5
	TotalEnergies Capital International SA	2.829%	1/10/2030	8	8
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	13	13
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	7	7
	Valero Energy Corp.	5.150%	2/15/2030	5	5
	Viper Energy Partners LLC	4.900%	8/1/2030	2	2
	Western Midstream Operating LP	4.050%	2/1/2030	12	12
	Williams Cos. Inc.	4.625%	6/30/2030	8	8
	Williams Cos. Inc.	3.500%	11/15/2030	5	5
	Woodside Finance Ltd.	5.400%	5/19/2030	9	9
					399
Financials (34.3%)
	AerCap Ireland Capital DAC	6.150%	9/30/2030	15	16
	Aflac Inc.	3.600%	4/1/2030	11	11
[1]	Air Lease Corp.	3.000%	2/1/2030	2	2
	Air Lease Corp.	3.125%	12/1/2030	9	8
	Alleghany Corp.	3.625%	5/15/2030	2	2
	Allstate Corp.	1.450%	12/15/2030	7	6
	Ally Financial Inc.	5.543%	1/17/2031	2	2
	American Express Co.	5.085%	1/30/2031	24	24
	American Express Co.	5.016%	4/25/2031	9	9
	American Express Co.	6.489%	10/30/2031	5	5
	American International Group Inc.	4.850%	5/7/2030	7	7

Target Maturity 2030 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aon Corp.	2.800%	5/15/2030	12	11
	Ares Capital Corp.	5.500%	9/1/2030	5	5
	Ares Strategic Income Fund	5.600%	2/15/2030	14	14
	Athene Holding Ltd.	6.150%	4/3/2030	5	5
	AXA SA	8.600%	12/15/2030	9	10
	Banco Santander SA	5.565%	1/17/2030	15	15
	Banco Santander SA	3.490%	5/28/2030	15	14
	Banco Santander SA	4.551%	11/6/2030	7	7
	Banco Santander SA	2.749%	12/3/2030	6	5
	Bank of America Corp.	5.162%	1/24/2031	14	14
[1]	Bank of America Corp.	2.496%	2/13/2031	36	33
[1]	Bank of America Corp.	2.592%	4/29/2031	13	12
[1]	Bank of America Corp.	1.898%	7/23/2031	44	39
[1]	Bank of America Corp.	1.922%	10/24/2031	26	23
	Bank of Montreal	4.350%	9/22/2031	7	7
	Bank of New York Mellon Corp.	4.942%	2/11/2031	13	13
	Bank of Nova Scotia	4.850%	2/1/2030	13	13
	Bank of Nova Scotia	5.130%	2/14/2031	7	7
	Bank of Nova Scotia	4.338%	9/15/2031	5	5
	Barclays plc	5.367%	2/25/2031	7	7
	Barclays plc	2.645%	6/24/2031	20	18
	Berkshire Hathaway Finance Corp.	1.850%	3/12/2030	8	7
	BGC Group Inc.	6.150%	4/2/2030	8	8
	Blackrock Inc.	2.400%	4/30/2030	7	7
	Blackstone Private Credit Fund	5.050%	9/10/2030	5	5
	Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	3	3
	Blackstone Secured Lending Fund	5.300%	6/30/2030	3	3
	Blue Owl Capital Corp.	6.200%	7/15/2030	7	7
	Blue Owl Credit Income Corp.	5.800%	3/15/2030	8	8
	Brighthouse Financial Inc.	5.625%	5/15/2030	5	5
	Brookfield Asset Management Ltd.	4.653%	11/15/2030	8	8
	Brookfield Finance Inc.	4.350%	4/15/2030	5	5
	Brown & Brown Inc.	4.900%	6/23/2030	5	5
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	7	7
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	12	12
	Capital One Financial Corp.	4.493%	9/11/2031	6	6
[1]	Capital One Financial Corp.	7.624%	10/30/2031	23	25
	Cboe Global Markets Inc.	1.625%	12/15/2030	2	2
	Charles Schwab Corp.	4.625%	3/22/2030	2	2
	Charles Schwab Corp.	4.343%	11/14/2031	14	14
	Chubb INA Holdings LLC	1.375%	9/15/2030	12	11
[1]	Citibank NA	4.914%	5/29/2030	43	44
[1]	Citigroup Inc.	2.666%	1/29/2031	10	9
[1]	Citigroup Inc.	4.412%	3/31/2031	51	50
	Citigroup Inc.	4.952%	5/7/2031	13	13
[1]	Citigroup Inc.	2.572%	6/3/2031	18	17
	Citigroup Inc.	4.503%	9/11/2031	16	16
	Citizens Financial Group Inc.	3.250%	4/30/2030	5	5
	Citizens Financial Group Inc.	5.253%	3/5/2031	7	7
	CME Group Inc.	4.400%	3/15/2030	5	5
	CNA Financial Corp.	2.050%	8/15/2030	7	6
[1]	Commonwealth Bank of Australia	4.150%	10/1/2030	5	5
	Deutsche Bank AG	5.297%	5/9/2031	6	6
	Deutsche Bank AG	4.950%	8/4/2031	17	17
[1]	Deutsche Bank AG	3.547%	9/18/2031	20	19
	Deutsche Bank AG	4.469%	12/10/2031	5	5
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	7	7
	Fidelity National Financial Inc.	3.400%	6/15/2030	7	7
	First Citizens BancShares Inc.	5.231%	3/12/2031	2	2
	Franklin Resources Inc.	1.600%	10/30/2030	7	6
	GATX Corp.	4.000%	6/30/2030	7	7
	Global Payments Inc.	2.900%	5/15/2030	7	6
	Global Payments Inc.	4.875%	11/15/2030	19	19
	Goldman Sachs Group Inc.	2.600%	2/7/2030	21	20
	Goldman Sachs Group Inc.	3.800%	3/15/2030	51	50
[1]	Goldman Sachs Group Inc.	5.207%	1/28/2031	12	12
	Goldman Sachs Group Inc.	5.218%	4/23/2031	13	13
[1]	Goldman Sachs Group Inc.	4.369%	10/21/2031	16	16
[2]	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	7	7
	Golub Capital Private Credit Fund	5.875%	5/1/2030	7	7

Target Maturity 2030 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	HPS Corporate Lending Fund	5.850%	6/5/2030	5	5
	HSBC Holdings plc	4.950%	3/31/2030	14	14
	HSBC Holdings plc	5.130%	3/3/2031	10	10
	HSBC Holdings plc	5.240%	5/13/2031	27	27
[1]	HSBC Holdings plc	2.848%	6/4/2031	49	45
[1]	HSBC Holdings plc	2.357%	8/18/2031	9	8
	Huntington Bancshares Inc.	5.272%	1/15/2031	13	13
	Huntington National Bank	5.650%	1/10/2030	5	5
	ING Groep NV	5.066%	3/25/2031	8	8
	Jefferies Financial Group Inc.	4.150%	1/23/2030	10	10
	JPMorgan Chase & Co.	5.140%	1/24/2031	19	19
[1]	JPMorgan Chase & Co.	4.493%	3/24/2031	13	13
[1]	JPMorgan Chase & Co.	2.522%	4/22/2031	43	40
	JPMorgan Chase & Co.	5.103%	4/22/2031	13	13
[1]	JPMorgan Chase & Co.	2.956%	5/13/2031	15	14
	JPMorgan Chase & Co.	4.255%	10/22/2031	9	9
	JPMorgan Chase & Co.	1.764%	11/19/2031	47	41
[1]	KeyCorp	5.121%	4/4/2031	7	7
	Lloyds Banking Group plc	4.425%	11/4/2031	16	16
	Loews Corp.	3.200%	5/15/2030	2	2
	LPL Holdings Inc.	5.200%	3/15/2030	7	7
	LPL Holdings Inc.	5.150%	6/15/2030	7	7
	M&T Bank Corp.	5.179%	7/8/2031	7	7
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	5	5
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	11	10
	Mastercard Inc.	3.350%	3/26/2030	16	16
	MetLife Inc.	4.550%	3/23/2030	2	2
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	9	8
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	6	5
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/2031	5	5
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	5	5
	Mitsubishi UFJ Financial Group Inc.	4.527%	9/12/2031	31	31
	Mizuho Financial Group Inc.	5.739%	5/27/2031	25	26
	Mizuho Financial Group Inc.	4.711%	7/8/2031	9	9
[1]	Mizuho Financial Group Inc.	2.201%	7/10/2031	5	5
[1]	Mizuho Financial Group Inc.	1.979%	9/8/2031	5	5
	Morgan Stanley	5.230%	1/15/2031	13	13
[1]	Morgan Stanley	2.699%	1/22/2031	21	20
[1]	Morgan Stanley	3.622%	4/1/2031	13	13
	Morgan Stanley	5.192%	4/17/2031	23	23
[1]	Morgan Stanley	4.356%	10/22/2031	51	50
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	15	15
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	43	42
	National Australia Bank Ltd.	4.901%	1/14/2030	7	7
	National Australia Bank Ltd.	4.534%	6/13/2030	4	4
	NatWest Group plc	5.115%	5/23/2031	9	9
	Nomura Holdings Inc.	3.103%	1/16/2030	9	9
	Nomura Holdings Inc.	4.904%	7/1/2030	15	15
	Nomura Holdings Inc.	2.679%	7/16/2030	7	6
	Northern Trust Corp.	1.950%	5/1/2030	11	10
	ORIX Corp.	4.450%	9/9/2030	7	7
	PayPal Holdings Inc.	2.300%	6/1/2030	12	11
	PNC Financial Services Group Inc.	5.222%	1/29/2031	10	10
	PNC Financial Services Group Inc.	4.899%	5/13/2031	10	10
	Principal Financial Group Inc.	2.125%	6/15/2030	5	5
	Progressive Corp.	3.200%	3/26/2030	2	2
[1]	Prudential Financial Inc.	2.100%	3/10/2030	2	2
	Prudential Funding Asia plc	3.125%	4/14/2030	9	9
	Raymond James Financial Inc.	4.650%	4/1/2030	2	2
	Reinsurance Group of America Inc.	3.150%	6/15/2030	5	5
[1]	Royal Bank of Canada	5.153%	2/4/2031	9	9
[1]	Royal Bank of Canada	4.970%	5/2/2031	5	5
	Royal Bank of Canada	4.696%	8/6/2031	26	26
	Royal Bank of Canada	4.305%	11/3/2031	5	5
	Santander Holdings USA Inc.	5.741%	3/20/2031	9	9
	Santander Holdings USA Inc.	7.660%	11/9/2031	2	2
	Santander UK Group Holdings plc	5.694%	4/15/2031	9	9
	Sixth Street Lending Partners	5.750%	1/15/2030	6	6
	Sixth Street Lending Partners	6.125%	7/15/2030	8	8
	State Street Corp.	2.400%	1/24/2030	7	7

Target Maturity 2030 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Street Corp.	4.834%	4/24/2030	17	17
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/2030	7	7
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	8	8
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	9	9
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	9	8
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/2030	2	2
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/2030	11	10
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	13	13
	Synchrony Financial	5.450%	3/6/2031	7	7
[1]	Toronto-Dominion Bank	4.808%	6/3/2030	13	13
[1]	Truist Bank	2.250%	3/11/2030	7	6
[1]	Truist Financial Corp.	1.950%	6/5/2030	8	7
[1]	Truist Financial Corp.	5.071%	5/20/2031	11	11
[1]	US Bancorp	1.375%	7/22/2030	22	19
	US Bancorp	5.046%	2/12/2031	6	6
	US Bancorp	5.083%	5/15/2031	5	5
	Visa Inc.	2.050%	4/15/2030	13	12
	Wells Fargo & Co.	5.244%	1/24/2031	32	33
[1]	Wells Fargo & Co.	2.572%	2/11/2031	50	46
[1]	Wells Fargo & Co.	4.478%	4/4/2031	14	14
	Wells Fargo & Co.	5.150%	4/23/2031	17	17
	Westpac Banking Corp.	2.650%	1/16/2030	2	2
	Westpac Banking Corp.	4.354%	7/1/2030	13	13
					2,064
Health Care (10.3%)
	Abbott Laboratories	1.400%	6/30/2030	9	8
	AbbVie Inc.	4.875%	3/15/2030	10	10
	Agilent Technologies Inc.	2.100%	6/4/2030	6	6
	Amgen Inc.	2.450%	2/21/2030	5	5
	Amgen Inc.	5.250%	3/2/2030	32	33
[1]	Ascension Health	4.294%	11/15/2030	7	7
	AstraZeneca plc	1.375%	8/6/2030	16	14
	Baxter International Inc.	4.900%	12/15/2030	5	5
	Becton Dickinson & Co.	2.823%	5/20/2030	9	9
	Biogen Inc.	2.250%	5/1/2030	10	9
	Boston Scientific Corp.	2.650%	6/1/2030	10	9
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	8	7
	Cardinal Health Inc.	4.500%	9/15/2030	3	3
	Cencora Inc.	2.800%	5/15/2030	5	5
	Cencora Inc.	4.250%	11/15/2030	2	2
	Centene Corp.	3.000%	10/15/2030	19	17
	Cigna Group	2.400%	3/15/2030	5	5
	Cigna Group	4.500%	9/15/2030	15	15
	CommonSpirit Health	4.352%	9/1/2030	14	14
	CVS Health Corp.	5.125%	2/21/2030	9	9
	CVS Health Corp.	3.750%	4/1/2030	25	24
	CVS Health Corp.	1.750%	8/21/2030	6	5
	DENTSPLY SIRONA Inc.	3.250%	6/1/2030	8	7
	Elevance Health Inc.	2.250%	5/15/2030	20	18
	Eli Lilly & Co.	4.750%	2/12/2030	14	14
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	13	14
	Gilead Sciences Inc.	1.650%	10/1/2030	6	5
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	5	5
	HCA Inc.	5.250%	3/1/2030	5	5
	HCA Inc.	3.500%	9/1/2030	31	30
	HCA Inc.	4.300%	11/15/2030	2	2
	Humana Inc.	4.875%	4/1/2030	5	5
	Illumina Inc.	4.750%	12/12/2030	6	6
	Johnson & Johnson	4.700%	3/1/2030	9	9
	Johnson & Johnson	1.300%	9/1/2030	16	14
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	8	8
	McKesson Corp.	4.650%	5/30/2030	8	8
	Merck & Co. Inc.	1.450%	6/24/2030	6	5
	Merck & Co. Inc.	4.150%	9/15/2030	20	20
	Novartis Capital Corp.	2.200%	8/14/2030	9	8
	Novartis Capital Corp.	4.100%	11/5/2030	22	22
	Pfizer Inc.	2.625%	4/1/2030	34	32
	Pfizer Inc.	1.700%	5/28/2030	5	5
	Pfizer Inc.	4.200%	11/15/2030	7	7

Target Maturity 2030 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	13	13
	Quest Diagnostics Inc.	2.950%	6/30/2030	10	9
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	11	10
	Royalty Pharma plc	2.200%	9/2/2030	8	7
	Smith & Nephew plc	2.032%	10/14/2030	7	6
	Stryker Corp.	4.850%	2/10/2030	13	13
	Stryker Corp.	1.950%	6/15/2030	5	5
[1]	Sutter Health	2.294%	8/15/2030	7	6
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	21	19
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	5	5
	UnitedHealth Group Inc.	4.800%	1/15/2030	20	20
	UnitedHealth Group Inc.	5.300%	2/15/2030	7	7
	UnitedHealth Group Inc.	2.000%	5/15/2030	8	7
	Universal Health Services Inc.	2.650%	10/15/2030	10	9
	Viatris Inc.	2.700%	6/22/2030	6	6
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	2	2
	Zoetis Inc.	2.000%	5/15/2030	9	8
					622
Industrials (5.6%)
	3M Co.	4.800%	3/15/2030	2	2
	3M Co.	3.050%	4/15/2030	11	10
	Acuity Brands Lighting Inc.	2.150%	12/15/2030	6	5
	Amphenol Corp.	2.800%	2/15/2030	5	5
	Amphenol Corp.	4.125%	11/15/2030	14	14
	Boeing Co.	2.950%	2/1/2030	29	27
	Boeing Co.	5.150%	5/1/2030	22	22
	Canadian Pacific Railway Co.	2.050%	3/5/2030	7	6
	Canadian Pacific Railway Co.	4.800%	3/30/2030	2	2
	Carrier Global Corp.	2.722%	2/15/2030	20	19
	Caterpillar Inc.	2.600%	4/9/2030	7	7
	CNH Industrial Capital LLC	4.500%	10/16/2030	5	5
	Cummins Inc.	1.500%	9/1/2030	5	4
	Deere Funding Canada Corp.	4.150%	10/9/2030	2	2
	Delta Air Lines Inc.	5.250%	7/10/2030	11	11
	Eaton Capital ULC	4.450%	5/9/2030	2	2
	Emerson Electric Co.	1.950%	10/15/2030	5	5
	Flowserve Corp.	3.500%	10/1/2030	3	3
	General Dynamics Corp.	3.625%	4/1/2030	8	8
	General Electric Co.	4.300%	7/29/2030	11	11
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	12	12
	IDEX Corp.	3.000%	5/1/2030	2	2
	JB Hunt Transport Services Inc.	4.900%	3/15/2030	7	7
[1]	John Deere Capital Corp.	4.550%	6/5/2030	7	7
[1]	John Deere Capital Corp.	4.700%	6/10/2030	5	5
[1]	John Deere Capital Corp.	4.375%	10/15/2030	22	22
	Johnson Controls International plc	1.750%	9/15/2030	5	4
	Keysight Technologies Inc.	5.350%	7/30/2030	7	7
	Lockheed Martin Corp.	4.400%	8/15/2030	9	9
	Norfolk Southern Corp.	5.050%	8/1/2030	3	3
	Northrop Grumman Corp.	4.400%	5/1/2030	9	9
	Otis Worldwide Corp.	2.565%	2/15/2030	10	9
[1]	Regal Rexnord Corp.	6.300%	2/15/2030	9	9
	Republic Services Inc.	2.300%	3/1/2030	5	5
	Republic Services Inc.	4.750%	7/15/2030	2	2
	RTX Corp.	2.250%	7/1/2030	12	11
	Southwest Airlines Co.	2.625%	2/10/2030	2	2
	Textron Inc.	3.000%	6/1/2030	7	7
	Union Pacific Corp.	2.400%	2/5/2030	6	6
	United Parcel Service Inc.	4.450%	4/1/2030	2	2
	United Parcel Service Inc.	4.650%	10/15/2030	8	8
	Waste Connections Inc.	2.600%	2/1/2030	8	8
	Waste Management Inc.	4.625%	2/15/2030	2	2
	Waste Management Inc.	4.650%	3/15/2030	10	10
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	2	2
					340
Materials (3.1%)
	Air Products and Chemicals Inc.	2.050%	5/15/2030	7	6
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	11	11
	Amcor Flexibles North America Inc.	2.630%	6/19/2030	2	2

Target Maturity 2030 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amrize Finance US LLC	4.950%	4/7/2030	11	11
	AngloGold Ashanti Holdings plc	3.750%	10/1/2030	7	7
	BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	5	5
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2030	13	13
	Carlisle Cos. Inc.	2.750%	3/1/2030	9	9
	CRH SMW Finance DAC	5.125%	1/9/2030	14	14
	Dow Chemical Co.	2.100%	11/15/2030	7	6
	Ecolab Inc.	4.800%	3/24/2030	4	4
	EIDP Inc.	2.300%	7/15/2030	2	2
	Linde Inc.	1.100%	8/10/2030	5	4
	LYB International Finance III LLC	2.250%	10/1/2030	3	3
	Nucor Corp.	2.700%	6/1/2030	12	11
	Nutrien Ltd.	2.950%	5/13/2030	5	5
	Reliance Inc.	2.150%	8/15/2030	7	6
	Rio Tinto Finance USA plc	4.875%	3/14/2030	13	13
	Sherwin-Williams Co.	2.300%	5/15/2030	5	5
	Sherwin-Williams Co.	4.500%	8/15/2030	4	4
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	9	9
	Sonoco Products Co.	3.125%	5/1/2030	5	5
	Steel Dynamics Inc.	3.450%	4/15/2030	3	3
	Suzano Austria GmbH	5.000%	1/15/2030	9	9
	Vale Overseas Ltd.	3.750%	7/8/2030	13	12
	Vulcan Materials Co.	3.500%	6/1/2030	5	5
					184
Real Estate (4.4%)
	Alexandria Real Estate Equities Inc.	4.900%	12/15/2030	5	5
	American Homes 4 Rent LP	4.950%	6/15/2030	7	7
	American Tower Corp.	4.900%	3/15/2030	20	20
	American Tower Corp.	2.100%	6/15/2030	7	6
	American Tower Corp.	1.875%	10/15/2030	5	4
[1]	AvalonBay Communities Inc.	2.300%	3/1/2030	7	6
	Boston Properties LP	2.900%	3/15/2030	5	5
	Brixmor Operating Partnership LP	4.050%	7/1/2030	10	10
	Camden Property Trust	2.800%	5/15/2030	5	5
	CBRE Services Inc.	4.800%	6/15/2030	8	8
	Cousins Properties LP	5.250%	7/15/2030	5	5
	Crown Castle Inc.	3.300%	7/1/2030	9	8
	EPR Properties	4.750%	11/15/2030	7	7
	Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	15	15
	Equinix Inc.	2.150%	7/15/2030	7	6
	ERP Operating LP	2.500%	2/15/2030	5	5
	Essex Portfolio LP	3.000%	1/15/2030	2	2
	Extra Space Storage LP	5.500%	7/1/2030	9	9
	GLP Capital LP	4.000%	1/15/2030	5	5
	Healthcare Realty Holdings LP	3.100%	2/15/2030	8	8
	Healthpeak OP LLC	3.000%	1/15/2030	9	8
[1]	Host Hotels & Resorts LP	3.500%	9/15/2030	8	7
	Kilroy Realty LP	3.050%	2/15/2030	2	2
	Kimco Realty OP LLC	2.700%	10/1/2030	2	2
	Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	7	7
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	5	5
	Prologis LP	2.250%	4/15/2030	5	5
	Prologis LP	1.250%	10/15/2030	14	12
	Realty Income Corp.	4.850%	3/15/2030	3	3
	Regency Centers LP	3.700%	6/15/2030	3	3
	Simon Property Group LP	2.650%	7/15/2030	16	15
[1]	UDR Inc.	3.200%	1/15/2030	3	3
	Ventas Realty LP	3.000%	1/15/2030	13	12
	VICI Properties LP	4.950%	2/15/2030	11	11
	Welltower OP LLC	3.100%	1/15/2030	2	2
	Welltower OP LLC	4.500%	7/1/2030	16	16
	Weyerhaeuser Co.	4.000%	4/15/2030	5	5
					264
Technology (8.7%)
	Adobe Inc.	4.950%	1/17/2030	13	13
	Adobe Inc.	2.300%	2/1/2030	5	5
	Amdocs Ltd.	2.538%	6/15/2030	9	8
	Analog Devices Inc.	4.500%	6/15/2030	4	4
	Apple Inc.	4.150%	5/10/2030	2	2

Target Maturity 2030 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	1.650%	5/11/2030	14	13
	Apple Inc.	4.200%	5/12/2030	5	5
	Apple Inc.	1.250%	8/20/2030	14	12
	Applied Materials Inc.	1.750%	6/1/2030	5	5
	Autodesk Inc.	2.850%	1/15/2030	3	3
	Automatic Data Processing Inc.	1.250%	9/1/2030	12	11
	Broadcom Inc.	4.350%	2/15/2030	7	7
	Broadcom Inc.	5.050%	4/15/2030	5	5
	Broadcom Inc.	4.600%	7/15/2030	41	41
	Broadcom Inc.	4.200%	10/15/2030	5	5
	Broadcom Inc.	4.150%	11/15/2030	8	8
	CDW LLC	5.100%	3/1/2030	3	3
	CGI Inc.	4.950%	3/14/2030	8	8
	Cisco Systems Inc.	4.750%	2/24/2030	11	11
	Dell International LLC	4.350%	2/1/2030	7	7
	Dell International LLC	5.000%	4/1/2030	17	17
	Equifax Inc.	3.100%	5/15/2030	3	3
	Fiserv Inc.	4.750%	3/15/2030	7	7
	Fiserv Inc.	2.650%	6/1/2030	7	6
	Flex Ltd.	4.875%	5/12/2030	5	5
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	7	7
	HP Inc.	5.400%	4/25/2030	5	5
	HP Inc.	3.400%	6/17/2030	2	2
	Intel Corp.	5.125%	2/10/2030	5	5
	Intel Corp.	3.900%	3/25/2030	24	23
[1]	International Business Machines Corp.	4.800%	2/10/2030	12	12
	International Business Machines Corp.	1.950%	5/15/2030	8	7
	Intuit Inc.	1.650%	7/15/2030	2	2
	Jabil Inc.	3.600%	1/15/2030	2	2
	Lam Research Corp.	1.900%	6/15/2030	10	9
	Leidos Inc.	4.375%	5/15/2030	5	5
	Marvell Technology Inc.	4.750%	7/15/2030	2	2
	Microchip Technology Inc.	5.050%	2/15/2030	7	7
	Motorola Solutions Inc.	2.300%	11/15/2030	11	10
	NetApp Inc.	2.700%	6/22/2030	9	8
	NVIDIA Corp.	2.850%	4/1/2030	16	15
	NXP BV	3.400%	5/1/2030	7	7
	Oracle Corp.	2.950%	4/1/2030	15	14
	Oracle Corp.	4.650%	5/6/2030	30	29
	Oracle Corp.	4.450%	9/26/2030	23	22
	Paychex Inc.	5.100%	4/15/2030	16	16
	QUALCOMM Inc.	2.150%	5/20/2030	6	6
	QUALCOMM Inc.	4.500%	5/20/2030	6	6
	Quanta Services Inc.	2.900%	10/1/2030	12	11
	RELX Capital Inc.	3.000%	5/22/2030	16	15
	Roper Technologies Inc.	2.000%	6/30/2030	7	6
	S&P Global Inc.	1.250%	8/15/2030	5	4
	ServiceNow Inc.	1.400%	9/1/2030	13	11
	Synopsys Inc.	4.850%	4/1/2030	20	20
	Texas Instruments Inc.	1.750%	5/4/2030	12	11
	VMware LLC	4.700%	5/15/2030	7	7
	Xilinx Inc.	2.375%	6/1/2030	5	5
					525
Utilities (4.9%)
[1]	AEP Texas Inc.	2.100%	7/1/2030	3	3
[1]	Alabama Power Co.	1.450%	9/15/2030	5	4
	American Water Capital Corp.	2.800%	5/1/2030	5	5
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	8	8
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/2030	2	2
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	7	6
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/2030	5	5
	Consumers Energy Co.	4.700%	1/15/2030	7	7
[1]	Dominion Energy Inc.	3.375%	4/1/2030	6	6
	Dominion Energy Inc.	5.000%	6/15/2030	16	16
	DTE Electric Co.	2.250%	3/1/2030	2	2
	DTE Energy Co.	5.200%	4/1/2030	12	12
	Duke Energy Carolinas LLC	2.450%	2/1/2030	7	6
	Duke Energy Corp.	2.450%	6/1/2030	5	5
	Duke Energy Florida LLC	1.750%	6/15/2030	2	2

Target Maturity 2030 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Florida LLC	4.200%	12/1/2030	9	9
	Edison International	6.250%	3/15/2030	9	9
	Entergy Corp.	2.800%	6/15/2030	5	5
	Essential Utilities Inc.	2.704%	4/15/2030	4	4
[1]	Eversource Energy	1.650%	8/15/2030	7	6
	Eversource Energy	4.450%	12/15/2030	2	2
	Exelon Corp.	4.050%	4/15/2030	14	14
	FirstEnergy Corp.	2.650%	3/1/2030	8	7
	Florida Power & Light Co.	4.625%	5/15/2030	2	2
	Georgia Power Co.	4.550%	3/15/2030	2	2
	National Fuel Gas Co.	5.500%	3/15/2030	5	5
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/2030	2	2
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	5	5
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	14	14
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	17	15
	NiSource Inc.	3.600%	5/1/2030	7	7
	Oncor Electric Delivery Co. LLC	2.750%	5/15/2030	7	7
	Pacific Gas & Electric Co.	4.550%	7/1/2030	30	30
	Public Service Enterprise Group Inc.	4.900%	3/15/2030	2	2
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	7	6
	Puget Energy Inc.	4.100%	6/15/2030	2	2
[1]	San Diego Gas & Electric Co.	1.700%	10/1/2030	10	9
	Southern California Edison Co.	5.250%	3/15/2030	8	8
[1]	Southern California Gas Co.	2.550%	2/1/2030	9	8
[1]	Southern Co.	3.700%	4/30/2030	15	14
[1]	Southern Power Co.	4.250%	10/1/2030	2	2
	Wisconsin Electric Power Co.	4.150%	10/15/2030	7	7
	Xcel Energy Inc.	3.400%	6/1/2030	6	6
					298
Total Corporate Bonds (Cost $5,930)					5,944
				Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3]	Vanguard Market Liquidity Fund (Cost $34)	3.687%		342	34
Total Investments (99.3%) (Cost $5,964)					5,978
Other Assets and Liabilities—Net (0.7%)					41
Net Assets (100%)					6,019
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $12, representing 0.2% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Maturity 2030 Corporate Bond ETF
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,930)	5,944
Affiliated Issuers (Cost $34)	34
Total Investments in Securities	5,978
Investment in Vanguard	0
Cash	2
Cash Collateral Received for ETF Capital Activity	46
Receivables for Accrued Income	63
Total Assets	6,089
Liabilities
Payables for Investment Securities Purchased	24
Collateral for ETF Capital Activity	46
Payables to Vanguard	—
Total Liabilities	70
Net Assets	6,019
At March 31, 2026, net assets consisted of:

Paid-in Capital	6,002
Total Distributable Earnings (Loss)	17
Net Assets	6,019
Net Assets
Applicable to 80,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,019
Net Asset Value Per Share	$75.24
See accompanying Notes, which are an integral part of the Financial Statements.

Target Maturity 2030 Corporate Bond ETF
Statement of Operations

March 24, 2026[1] to March 31, 2026
($000)
Investment Income
Income
Interest[2]	3
Total Income	3
Expenses
The Vanguard Group—Note C
Management and Administrative	—
Custodian Fees	—
Shareholders’ Reports	—
Total Expenses	—
Net Investment Income	3
Realized Net Gain (Loss) on Investment Securities Sold[2]	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	14
Net Increase (Decrease) in Net Assets Resulting from Operations	17
1	Inception.
2	Interest income and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1. There was no realized net gain (loss) during the period. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Maturity 2030 Corporate Bond ETF
Statement of Changes in Net Assets

March 24, 2026[1] to March 31, 2026
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3
Realized Net Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	14
Net Increase (Decrease) in Net Assets Resulting from Operations	17
Distributions
Total Distributions	—
Capital Share Transactions
Issued	6,002
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	6,002
Total Increase (Decrease)	6,019
Net Assets
Beginning of Period	—
End of Period	6,019
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Maturity 2030 Corporate Bond ETF
Financial Highlights
March 24, 2026[1] to March 31, 2026
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	.063
Net Realized and Unrealized Gain (Loss) on Investments	.177
Total from Investment Operations	.240
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$75.24
Total Return	0.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6
Ratio of Total Expenses to Average Net Assets	0.08%
Ratio of Net Investment Income to Average Net Assets	4.41%
Portfolio Turnover Rate[3]	0%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Maturity 2030 Corporate Bond ETF
Notes to Financial Statements
Vanguard Target Maturity 2030 Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. The Fund is a term fund that will liquidate on or about December 15, 2030 (the “Planned Liquidation Date”). The Fund does not seek to return any predetermined amount at liquidation or in periodic distributions. The Fund invests in a range of securities that, in the aggregate, approximates a target index in terms of key risk factors and other characteristics. The Fund also maintains a dollar-weighted average maturity consistent with that of the target index. When a bond included in the target index matures, its value at the time of maturity will continue to be represented in the target index by cash and cash equivalents until the Planned Liquidation Date.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended March 31, 2026, the fund did not utilize the credit facility or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had not yet made any contributions to Vanguard’s capital as permitted under the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Target Maturity 2030 Corporate Bond ETF
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	5,944	—	5,944
Temporary Cash Investments	34	—	—	34
Total	34	5,944	—	5,978

E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,964
Gross Unrealized Appreciation	14
Gross Unrealized Depreciation	(—)
Net Unrealized Appreciation (Depreciation)	14
F.  During the period ended March 31, 2026, the fund purchased $24,000 of investment securities and sold $0 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $5,906,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
March 24, 2026[1] to March 31, 2026
Shares (000)
Issued	80
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	80
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At March 31, 2026, two shareholders were each a record or beneficial owner of at least 25% or more of the fund’s net assets with a combined ownership of 92%. If any of these shareholders were to redeem their investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

Target Maturity 2030 Corporate Bond ETF
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0752 052026

Financial Statements
For the period ended March 31, 2026
Vanguard Target Maturity 2031 Corporate Bond ETF

Contents
Financial Statements	1

Target Maturity 2031 Corporate Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
	United States Treasury Note/Bond (Cost $7)	3.875%	3/31/2031	7	7
Corporate Bonds (98.8%)
Communications (7.1%)
	Airbnb Inc.	4.650%	3/16/2031	5	5
	Alphabet Inc.	4.100%	2/15/2031	31	31
	AppLovin Corp.	5.375%	12/1/2031	9	9
	AT&T Inc.	4.400%	4/30/2031	25	25
	AT&T Inc.	2.750%	6/1/2031	20	18
	Baidu Inc.	2.375%	8/23/2031	5	5
	Charter Communications Operating LLC	2.800%	4/1/2031	18	16
	Comcast Corp.	1.950%	1/15/2031	14	12
	Comcast Corp.	1.500%	2/15/2031	16	14
	MercadoLibre Inc.	3.125%	1/14/2031	5	5
	Meta Platforms Inc.	4.550%	8/15/2031	11	11
	Omnicom Group Inc.	2.600%	8/1/2031	8	7
	Orange SA	9.000%	3/1/2031	24	28
	T-Mobile USA Inc.	2.550%	2/15/2031	29	26
	T-Mobile USA Inc.	2.250%	11/15/2031	7	6
	Uber Technologies Inc.	4.150%	1/15/2031	12	12
	VeriSign Inc.	2.700%	6/15/2031	8	7
	Verizon Communications Inc.	1.750%	1/20/2031	30	26
	Verizon Communications Inc.	2.550%	3/21/2031	23	21
	Walt Disney Co.	2.650%	1/13/2031	28	26
	Walt Disney Co.	4.000%	3/14/2031	11	11
					321
Consumer Discretionary (8.8%)
	Alibaba Group Holding Ltd.	2.125%	2/9/2031	16	15
	Amazon.com Inc.	4.250%	3/13/2031	32	32
	Amazon.com Inc.	2.100%	5/12/2031	44	40
[1]	American Honda Finance Corp.	1.800%	1/13/2031	5	4
[1]	American Honda Finance Corp.	5.050%	7/10/2031	5	5
[1]	American Honda Finance Corp.	4.850%	10/23/2031	13	13
	AutoZone Inc.	1.650%	1/15/2031	5	4
	Brunswick Corp.	2.400%	8/18/2031	5	4
	eBay Inc.	2.600%	5/10/2031	8	7
	Ferguson Enterprises Inc.	4.350%	3/15/2031	8	8
	Ford Motor Co.	7.450%	7/16/2031	25	27
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	6	6
	Ford Motor Credit Co. LLC	5.420%	4/9/2031	10	10
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	6	6
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	8	8
	General Motors Financial Co. Inc.	2.350%	1/8/2031	7	6
	General Motors Financial Co. Inc.	4.600%	1/8/2031	9	9
	General Motors Financial Co. Inc.	5.750%	2/8/2031	6	6
	General Motors Financial Co. Inc.	2.700%	6/10/2031	6	5
	General Motors Financial Co. Inc.	5.600%	6/18/2031	21	22
	Home Depot Inc.	1.375%	3/15/2031	8	7
	Home Depot Inc.	4.850%	6/25/2031	17	17
	Home Depot Inc.	1.875%	9/15/2031	7	6
	Lowe's Cos. Inc.	4.250%	3/15/2031	7	7
	Lowe's Cos. Inc.	2.625%	4/1/2031	17	16
[1]	Marriott International Inc.	2.850%	4/15/2031	15	14
	Masco Corp.	2.000%	2/15/2031	5	5
	McDonald's Corp.	4.400%	2/12/2031	5	5
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	15	17
	O'Reilly Automotive Inc.	1.750%	3/15/2031	5	4
	Polaris Inc.	5.600%	3/1/2031	5	5
	Ross Stores Inc.	1.875%	4/15/2031	5	4
1

Target Maturity 2031 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sands China Ltd.	3.250%	8/8/2031	7	6
	Starbucks Corp.	4.900%	2/15/2031	5	5
	TJX Cos. Inc.	1.600%	5/15/2031	5	4
	Toyota Motor Corp.	2.362%	3/25/2031	20	18
[1]	Toyota Motor Credit Corp.	4.200%	1/10/2031	5	5
	Toyota Motor Credit Corp.	5.100%	3/21/2031	5	5
	Toyota Motor Credit Corp.	1.900%	9/12/2031	5	4
[1]	Toyota Motor Credit Corp.	4.600%	10/10/2031	5	5
					396
Consumer Staples (4.4%)
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/2031	8	8
	BAT Capital Corp.	5.834%	2/20/2031	5	5
	BAT Capital Corp.	2.726%	3/25/2031	18	17
	Bunge Ltd. Finance Corp.	3.200%	4/21/2031	10	9
	Bunge Ltd. Finance Corp.	2.750%	5/14/2031	6	6
	Campbell's Co.	4.550%	3/21/2031	4	4
	Coca-Cola Co.	2.000%	3/5/2031	7	6
	Coca-Cola Co.	1.375%	3/15/2031	10	9
	Constellation Brands Inc.	2.250%	8/1/2031	10	9
	Dollar Tree Inc.	2.650%	12/1/2031	8	7
	Estee Lauder Cos. Inc.	1.950%	3/15/2031	5	5
	Flowers Foods Inc.	2.400%	3/15/2031	5	4
	General Mills Inc.	2.250%	10/14/2031	3	3
[1]	Kellanova	7.450%	4/1/2031	5	6
[1]	Keurig Dr Pepper Inc.	2.250%	3/15/2031	8	7
	Kimberly-Clark Corp.	2.000%	11/2/2031	5	5
	Kroger Co.	1.700%	1/15/2031	5	4
[2]	Maple Parent Holdings Corp.	5.050%	3/26/2031	5	5
	McCormick & Co. Inc.	1.850%	2/15/2031	5	4
	Mondelez International Inc.	1.500%	2/4/2031	5	4
	PepsiCo Inc.	1.400%	2/25/2031	6	5
	PepsiCo Inc.	1.950%	10/21/2031	14	12
	Philip Morris International Inc.	5.125%	2/13/2031	6	6
	Philip Morris International Inc.	4.750%	11/1/2031	15	15
	Procter & Gamble Co.	1.950%	4/23/2031	9	8
	Sysco Corp.	4.400%	7/25/2031	5	5
	Unilever Capital Corp.	1.750%	8/12/2031	9	8
	Walmart Inc.	1.800%	9/22/2031	17	15
					201
Energy (5.5%)
	Baker Hughes Holdings LLC	4.350%	6/15/2031	8	8
	Boardwalk Pipelines LP	3.400%	2/15/2031	5	5
	Cenovus Energy Inc.	4.650%	3/20/2031	5	5
	Devon Energy Corp.	7.875%	9/30/2031	8	9
	Diamondback Energy Inc.	3.125%	3/24/2031	9	8
	Enbridge Inc.	4.500%	2/15/2031	5	5
	Enbridge Inc.	4.850%	3/27/2031	10	10
	Energy Transfer LP	4.550%	1/15/2031	11	11
	Enterprise Products Operating LLC	4.600%	1/15/2031	15	15
	EOG Resources Inc.	4.400%	1/15/2031	9	9
	EQT Corp.	4.750%	1/15/2031	11	11
	Helmerich & Payne Inc.	2.900%	9/29/2031	5	4
	Hess Corp.	7.300%	8/15/2031	5	6
	HF Sinclair Corp.	5.750%	1/15/2031	8	8
	Kinder Morgan Inc.	2.000%	2/15/2031	16	14
	MPLX LP	4.800%	2/15/2031	10	10
	Occidental Petroleum Corp.	7.500%	5/1/2031	10	11
	ONEOK Inc.	6.350%	1/15/2031	5	5
	ONEOK Inc.	4.750%	10/15/2031	14	14
	Ovintiv Inc.	7.375%	11/1/2031	5	6
	Phillips 66 Co.	5.250%	6/15/2031	13	13
	Pioneer Natural Resources Co.	2.150%	1/15/2031	12	11
	Plains All American Pipeline LP	4.700%	1/15/2031	11	11
	Targa Resources Corp.	4.350%	4/15/2031	5	5
	TotalEnergies Capital USA LLC	4.248%	1/13/2031	16	16
	Western Midstream Operating LP	4.800%	3/1/2031	5	5
	Williams Cos. Inc.	2.600%	3/15/2031	16	14
					249
2

Target Maturity 2031 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Financials (31.4%)
	AerCap Ireland Capital DAC	5.375%	12/15/2031	9	9
[1]	Air Lease Corp.	5.200%	7/15/2031	5	5
[1]	Ally Financial Inc.	8.000%	11/1/2031	20	22
	American Express Co.	4.456%	2/10/2032	11	11
	Aon Corp.	2.600%	12/2/2031	5	4
	Aon North America Inc.	5.300%	3/1/2031	5	5
[2]	Apollo Debt Solutions BDC	5.700%	1/23/2031	5	5
	Apollo Debt Solutions BDC	6.700%	7/29/2031	14	14
	Ares Capital Corp.	5.100%	1/15/2031	10	10
	Ares Capital Corp.	5.250%	4/12/2031	5	5
	Ares Capital Corp.	3.200%	11/15/2031	5	4
[2]	Ares Strategic Income Fund	5.150%	1/15/2031	5	5
[2]	Ares Strategic Income Fund	5.550%	4/15/2031	9	9
	Assured Guaranty US Holdings Inc.	3.150%	6/15/2031	5	5
	Banco Santander SA	2.958%	3/25/2031	8	7
	Banco Santander SA	5.439%	7/15/2031	12	12
	Bank of America Corp.	4.456%	2/6/2032	17	17
[1]	Bank of America Corp.	2.651%	3/11/2032	14	13
	Bank of America Corp.	2.687%	4/22/2032	44	40
	Bank of America Corp.	2.299%	7/21/2032	23	20
	Bank of America Corp.	2.572%	10/20/2032	48	43
	Bank of Montreal	5.511%	6/4/2031	5	5
[1]	Bank of Montreal	4.439%	1/14/2032	14	14
[1]	Bank of New York Mellon Corp.	1.650%	1/28/2031	5	4
[1]	Bank of New York Mellon Corp.	1.800%	7/28/2031	5	4
	Bank of New York Mellon Corp.	5.060%	7/22/2032	12	12
	Bank of Nova Scotia	2.150%	8/1/2031	8	7
	Bank of Nova Scotia	4.740%	11/10/2032	5	5
	Barclays plc	4.521%	2/24/2032	8	8
	Barclays plc	2.667%	3/10/2032	9	8
	Barclays plc	2.894%	11/24/2032	19	17
	Blackrock Inc.	1.900%	1/28/2031	12	11
	Blackstone Private Credit Fund	6.250%	1/25/2031	6	6
	Blackstone Private Credit Fund	5.350%	3/12/2031	5	5
	Blackstone Secured Lending Fund	5.125%	1/31/2031	5	5
	Blue Owl Credit Income Corp.	6.650%	3/15/2031	5	5
	Blue Owl Finance LLC	3.125%	6/10/2031	5	4
	Brookfield Finance Inc.	2.724%	4/15/2031	4	4
	Brown & Brown Inc.	2.375%	3/15/2031	5	4
	Capital One Financial Corp.	4.722%	1/30/2032	9	9
	Capital One Financial Corp.	2.359%	7/29/2032	9	8
	Capital One Financial Corp.	2.618%	11/2/2032	5	4
	Charles Schwab Corp.	1.650%	3/11/2031	15	13
	Charles Schwab Corp.	2.300%	5/13/2031	5	5
	Charles Schwab Corp.	1.950%	12/1/2031	5	4
	Citigroup Inc.	2.561%	5/1/2032	33	30
	Citigroup Inc.	2.520%	11/3/2032	11	10
	Citizens Financial Group Inc.	5.718%	7/23/2032	12	12
	Cooperatieve Rabobank UA	4.160%	1/14/2031	5	5
	Deutsche Bank AG	4.725%	2/6/2032	6	6
	Deutsche Bank AG	3.035%	5/28/2032	12	11
	Enstar Group Ltd.	3.100%	9/1/2031	5	4
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	5	5
	Fidelity National Financial Inc.	2.450%	3/15/2031	8	7
	Fifth Third Bancorp	5.631%	1/29/2032	6	6
	Fifth Third Bancorp	4.566%	4/29/2032	13	13
	First American Financial Corp.	2.400%	8/15/2031	8	7
	First Citizens BancShares Inc.	4.869%	3/3/2032	5	5
	Global Payments Inc.	2.900%	11/15/2031	8	7
	Goldman Sachs Group Inc.	4.516%	1/21/2032	52	51
	Goldman Sachs Group Inc.	1.992%	1/27/2032	30	26
	Goldman Sachs Group Inc.	2.615%	4/22/2032	21	19
	Goldman Sachs Group Inc.	2.383%	7/21/2032	24	21
	Goldman Sachs Group Inc.	2.650%	10/21/2032	17	15
[2]	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	11	11
[2]	Golub Capital Private Credit Fund	5.600%	4/15/2031	5	5
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	5	5
	HSBC Holdings plc	4.675%	3/10/2032	13	13
	HSBC Holdings plc	5.733%	5/17/2032	11	11
3

Target Maturity 2031 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	2.804%	5/24/2032	20	18
	HSBC Holdings plc	2.871%	11/22/2032	37	33
	Huntington Bancshares Inc.	4.623%	1/28/2032	12	12
[1]	ING Groep NV	4.803%	3/23/2032	9	9
	ING Groep NV	2.727%	4/1/2032	11	10
	Jefferies Financial Group Inc.	2.625%	10/15/2031	10	9
	JPMorgan Chase & Co.	4.347%	1/22/2032	17	17
	JPMorgan Chase & Co.	1.953%	2/4/2032	20	18
	JPMorgan Chase & Co.	2.580%	4/22/2032	23	21
	JPMorgan Chase & Co.	2.545%	11/8/2032	61	54
	Lincoln National Corp.	3.400%	1/15/2031	3	3
	M&T Bank Corp.	6.082%	3/13/2032	10	10
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	11	11
	Mastercard Inc.	1.900%	3/15/2031	10	9
	Mastercard Inc.	2.000%	11/18/2031	5	4
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	5	5
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	13	11
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	18	16
	Mizuho Financial Group Inc.	2.564%	9/13/2031	12	11
	Mizuho Financial Group Inc.	4.438%	5/12/2032	8	8
	Mizuho Financial Group Inc.	2.172%	5/22/2032	5	4
	Mizuho Financial Group Inc.	2.260%	7/9/2032	5	4
	Morgan Stanley	4.493%	1/16/2032	17	17
[1]	Morgan Stanley	1.794%	2/13/2032	16	14
	Morgan Stanley	4.708%	3/12/2032	18	18
[1]	Morgan Stanley	1.928%	4/28/2032	69	60
[1]	Morgan Stanley	2.239%	7/21/2032	19	17
[1]	Morgan Stanley	2.511%	10/20/2032	13	11
	Nasdaq Inc.	1.650%	1/15/2031	8	7
	National Australia Bank Ltd.	4.148%	1/13/2031	3	3
	Nomura Holdings Inc.	2.608%	7/14/2031	11	10
	ORIX Corp.	2.250%	3/9/2031	6	5
	PNC Financial Services Group Inc.	2.307%	4/23/2032	7	6
	PNC Financial Services Group Inc.	4.812%	10/21/2032	19	19
	Primerica Inc.	2.800%	11/19/2031	8	7
[1]	Royal Bank of Canada	2.300%	11/3/2031	14	12
	Santander UK Group Holdings plc	2.896%	3/15/2032	5	5
	State Street Corp.	2.200%	3/3/2031	8	7
	State Street Corp.	4.675%	10/22/2032	8	8
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	5	4
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	9	9
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	16	14
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	7	7
	Synchrony Financial	2.875%	10/28/2031	5	4
	Synchrony Financial	4.947%	2/25/2032	9	9
[2]	Takeoff Merger Sub Inc.	4.850%	3/24/2031	7	7
	Toronto-Dominion Bank	4.411%	1/13/2031	13	13
[1]	Toronto-Dominion Bank	2.000%	9/10/2031	6	5
	TPG Operating Group II LP	4.875%	5/15/2031	5	5
	Truist Financial Corp.	4.597%	1/27/2032	17	17
[1]	Truist Financial Corp.	5.153%	8/5/2032	6	6
	UBS AG	4.632%	2/16/2032	8	8
	US Bancorp	4.481%	1/26/2032	14	14
	Visa Inc.	4.100%	2/12/2031	8	8
	Visa Inc.	1.100%	2/15/2031	8	7
	Westpac Banking Corp.	2.150%	6/3/2031	9	8
	Willis North America Inc.	4.550%	3/15/2031	8	8
					1,417
Health Care (11.2%)
	Abbott Laboratories	4.000%	3/15/2031	16	16
	AbbVie Inc.	4.125%	3/15/2031	8	8
	AbbVie Inc.	4.950%	3/15/2031	25	26
	Agilent Technologies Inc.	2.300%	3/12/2031	9	8
	Amgen Inc.	4.200%	2/19/2031	6	6
	Amgen Inc.	2.300%	2/25/2031	17	15
	AstraZeneca Finance LLC	4.900%	2/26/2031	11	11
	AstraZeneca Finance LLC	4.000%	3/2/2031	5	5
	AstraZeneca Finance LLC	2.250%	5/28/2031	5	5
	Augusta SpinCo Corp.	4.656%	3/23/2031	5	5
4

Target Maturity 2031 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baxter International Inc.	1.730%	4/1/2031	5	4
	Becton Dickinson & Co.	1.957%	2/11/2031	10	9
	Bristol-Myers Squibb Co.	5.750%	2/1/2031	15	16
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	8	8
	Cencora Inc.	2.700%	3/15/2031	10	9
	Centene Corp.	2.500%	3/1/2031	20	17
	Centene Corp.	2.625%	8/1/2031	14	12
	Cigna Group	2.375%	3/15/2031	9	8
	Cigna Group	5.125%	5/15/2031	10	10
	CommonSpirit Health	5.205%	12/1/2031	8	8
	CVS Health Corp.	5.250%	1/30/2031	5	5
	CVS Health Corp.	1.875%	2/28/2031	8	7
	CVS Health Corp.	5.550%	6/1/2031	19	20
	CVS Health Corp.	2.125%	9/15/2031	7	6
	Elevance Health Inc.	2.550%	3/15/2031	11	10
	Elevance Health Inc.	4.950%	11/1/2031	8	8
	Eli Lilly & Co.	4.250%	3/15/2031	9	9
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	8	8
	HCA Inc.	5.450%	4/1/2031	10	10
	HCA Inc.	2.375%	7/15/2031	19	17
	Humana Inc.	5.375%	4/15/2031	15	15
	Illumina Inc.	2.550%	3/23/2031	5	4
	Johnson & Johnson	4.900%	6/1/2031	11	11
	Laboratory Corp. of America Holdings	2.700%	6/1/2031	5	5
	Merck & Co. Inc.	4.150%	3/15/2031	6	6
	Merck & Co. Inc.	2.150%	12/10/2031	26	23
	Novartis Capital Corp.	4.400%	3/18/2031	11	11
	Novartis Capital Corp.	4.000%	9/18/2031	16	16
	Pfizer Inc.	1.750%	8/18/2031	12	10
	Quest Diagnostics Inc.	2.800%	6/30/2031	5	5
	Revvity Inc.	2.250%	9/15/2031	5	4
	Royalty Pharma plc	2.150%	9/2/2031	11	10
	Solventum Corp.	5.450%	3/13/2031	10	10
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/2031	8	7
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	13	13
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	5	5
	Thermo Fisher Scientific Inc.	2.000%	10/15/2031	8	7
	UnitedHealth Group Inc.	4.650%	1/15/2031	5	5
	UnitedHealth Group Inc.	4.900%	4/15/2031	5	5
	UnitedHealth Group Inc.	2.300%	5/15/2031	22	20
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	8	7
					505
Industrials (6.7%)
	Amphenol Corp.	2.200%	9/15/2031	9	8
	Boeing Co.	3.625%	2/1/2031	13	12
	Boeing Co.	6.388%	5/1/2031	12	13
	Canadian Pacific Railway Co.	2.450%	12/2/2031	13	12
	Carrier Global Corp.	2.700%	2/15/2031	9	8
	Caterpillar Inc.	1.900%	3/12/2031	10	9
	CNH Industrial Capital LLC	4.375%	3/7/2031	4	4
	Cummins Inc.	4.700%	2/15/2031	8	8
	Eaton Corp.	4.200%	3/6/2031	10	10
[1]	FedEx Corp.	2.400%	5/15/2031	8	7
[2]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	10	10
	GE Vernova Inc.	4.250%	2/4/2031	8	8
	General Dynamics Corp.	2.250%	6/1/2031	5	5
[2]	Honeywell Aerospace Inc.	4.300%	3/16/2031	12	12
	Howmet Aerospace Inc.	4.850%	10/15/2031	5	5
	IDEX Corp.	2.625%	6/15/2031	5	5
	Ingersoll Rand Inc.	5.314%	6/15/2031	7	7
	Jacobs Solutions Inc.	4.750%	3/3/2031	5	5
	John Deere Capital Corp.	1.450%	1/15/2031	5	4
[1]	John Deere Capital Corp.	4.900%	3/7/2031	8	8
[1]	John Deere Capital Corp.	4.200%	3/10/2031	5	5
[1]	John Deere Capital Corp.	2.000%	6/17/2031	9	8
	John Deere Capital Corp.	4.400%	9/8/2031	12	12
	Johnson Controls International plc	2.000%	9/16/2031	5	4
	L3Harris Technologies Inc.	1.800%	1/15/2031	5	4
	L3Harris Technologies Inc.	5.250%	6/1/2031	10	10
5

Target Maturity 2031 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lockheed Martin Corp.	4.700%	12/15/2031	8	8
	Norfolk Southern Corp.	2.300%	5/15/2031	5	4
	Otis Worldwide Corp.	5.125%	11/19/2031	8	8
	Republic Services Inc.	1.450%	2/15/2031	5	4
	RTX Corp.	6.000%	3/15/2031	9	10
	RTX Corp.	1.900%	9/1/2031	13	11
	Teledyne Technologies Inc.	2.750%	4/1/2031	8	7
	Textron Inc.	2.450%	3/15/2031	5	5
	Tyco Electronics Group SA	4.500%	2/9/2031	8	8
	Union Pacific Corp.	2.375%	5/20/2031	9	8
	Vontier Corp.	2.950%	4/1/2031	5	5
	Waste Management Inc.	1.500%	3/15/2031	7	6
	Waste Management Inc.	4.950%	7/3/2031	10	10
	Xylem Inc.	2.250%	1/30/2031	5	5
					302
Materials (2.1%)
	Air Products and Chemicals Inc.	4.750%	2/8/2031	5	5
	Amcor Flexibles North America Inc.	2.690%	5/25/2031	10	9
	AptarGroup Inc.	4.750%	3/30/2031	5	5
	Berry Global Inc.	5.800%	6/15/2031	8	8
	CRH America Finance Inc.	4.400%	2/9/2031	11	11
	Dow Chemical Co.	4.800%	1/15/2031	6	6
	Eagle Materials Inc.	2.500%	7/1/2031	8	7
	Eastman Chemical Co.	4.500%	2/20/2031	8	8
	Ecolab Inc.	1.300%	1/30/2031	5	4
	LYB International Finance III LLC	5.125%	1/15/2031	3	3
	Martin Marietta Materials Inc.	2.400%	7/15/2031	6	5
	PPG Industries Inc.	4.375%	3/15/2031	9	9
	Steel Dynamics Inc.	3.250%	1/15/2031	6	6
	Suzano Austria GmbH	3.750%	1/15/2031	12	11
					97
Real Estate (5.2%)
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	5	5
	American Assets Trust LP	3.375%	2/1/2031	5	5
	American Tower Corp.	2.700%	4/15/2031	8	7
	American Tower Corp.	2.300%	9/15/2031	5	4
[1]	AvalonBay Communities Inc.	2.450%	1/15/2031	8	7
	Boston Properties LP	3.250%	1/30/2031	13	12
	Brixmor Operating Partnership LP	2.500%	8/16/2031	5	4
	CBRE Services Inc.	2.500%	4/1/2031	5	4
	COPT Defense Properties LP	2.750%	4/15/2031	5	5
	Crown Castle Inc.	2.250%	1/15/2031	17	15
	Crown Castle Inc.	2.100%	4/1/2031	6	5
	Crown Castle Inc.	2.500%	7/15/2031	5	4
	DOC DR LLC	2.625%	11/1/2031	5	4
	Equinix Asia Financing Corp. Pte. Ltd.	4.400%	3/15/2031	5	5
	Equinix Inc.	2.500%	5/15/2031	12	11
	ERP Operating LP	1.850%	8/1/2031	5	4
	Extra Space Storage LP	2.400%	10/15/2031	11	10
	GLP Capital LP	4.000%	1/15/2031	8	8
	Healthcare Realty Holdings LP	2.000%	3/15/2031	10	9
	Healthpeak OP LLC	2.875%	1/15/2031	5	5
	Invitation Homes Operating Partnership LP	2.000%	8/15/2031	5	4
	Kimco Realty OP LLC	2.250%	12/1/2031	5	4
	NNN REIT Inc.	4.600%	2/15/2031	4	4
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	5	5
	Prologis LP	4.750%	1/15/2031	4	4
	Public Storage Operating Co.	2.300%	5/1/2031	5	5
	Public Storage Operating Co.	2.250%	11/9/2031	5	4
	Realty Income Corp.	3.250%	1/15/2031	9	8
	Sabra Health Care LP	3.200%	12/1/2031	8	7
	Simon Property Group LP	4.300%	1/15/2031	10	10
	Simon Property Group LP	2.200%	2/1/2031	5	5
	Sun Communities Operating LP	2.700%	7/15/2031	8	7
	UDR Inc.	3.000%	8/15/2031	5	5
	Ventas Realty LP	2.500%	9/1/2031	5	4
	VICI Properties LP	5.125%	11/15/2031	8	8
	Welltower OP LLC	2.750%	1/15/2031	5	5
	Welltower OP LLC	2.800%	6/1/2031	8	7
6

Target Maturity 2031 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WP Carey Inc.	2.400%	2/1/2031	5	5
					234
Technology (10.9%)
	Accenture Capital Inc.	4.250%	10/4/2031	10	10
	Analog Devices Inc.	2.100%	10/1/2031	7	6
	Apple Inc.	1.650%	2/8/2031	28	25
	Apple Inc.	1.700%	8/5/2031	6	5
	Applied Materials Inc.	4.000%	1/15/2031	4	4
	Autodesk Inc.	2.400%	12/15/2031	11	10
	Broadcom Inc.	4.300%	1/15/2031	5	5
	Broadcom Inc.	2.450%	2/15/2031	22	20
	Broadcom Inc.	5.150%	11/15/2031	23	24
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	10	9
	CDW LLC	3.569%	12/1/2031	8	7
	Cisco Systems Inc.	4.950%	2/26/2031	26	27
	Dell International LLC	4.500%	2/15/2031	14	14
	Equifax Inc.	2.350%	9/15/2031	10	9
[1]	Fidelity National Information Services Inc.	2.250%	3/1/2031	14	12
	Fidelity National Information Services Inc.	4.800%	3/10/2031	12	12
	Fiserv Inc.	4.550%	2/15/2031	5	5
	Fiserv Inc.	5.350%	3/15/2031	10	10
	Fortinet Inc.	2.200%	3/15/2031	5	4
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	13	13
	HP Inc.	2.650%	6/17/2031	9	8
	IBM International Capital Pte. Ltd.	4.750%	2/5/2031	5	5
	Intel Corp.	5.000%	2/21/2031	5	5
	Intel Corp.	2.000%	8/12/2031	13	11
[1]	International Business Machines Corp.	4.300%	2/3/2031	3	3
	Jabil Inc.	3.000%	1/15/2031	5	5
	Kyndryl Holdings Inc.	3.150%	10/15/2031	5	4
	Leidos Inc.	2.300%	2/15/2031	11	10
	Marvell Technology Inc.	2.950%	4/15/2031	8	7
	Micron Technology Inc.	5.300%	1/15/2031	7	7
	Moody's Corp.	2.000%	8/19/2031	8	7
	Motorola Solutions Inc.	2.750%	5/24/2031	9	8
	NVIDIA Corp.	2.000%	6/15/2031	14	13
	NXP BV	2.500%	5/11/2031	10	9
	Oracle Corp.	4.950%	2/4/2031	26	25
	Oracle Corp.	2.875%	3/25/2031	43	38
	Quanta Services Inc.	4.500%	1/15/2031	5	5
	Roper Technologies Inc.	1.750%	2/15/2031	9	8
[2]	S&P Global Inc.	4.250%	1/15/2031	5	5
	Salesforce Inc.	1.950%	7/15/2031	24	21
	Salesforce Inc.	4.900%	9/15/2031	24	24
	Skyworks Solutions Inc.	3.000%	6/1/2031	5	5
	Texas Instruments Inc.	1.900%	9/15/2031	5	4
	TSMC Arizona Corp.	2.500%	10/25/2031	13	12
	VMware LLC	2.200%	8/15/2031	15	13
					493
Utilities (5.5%)
[1]	Alabama Power Co.	4.300%	3/15/2031	6	6
	Ameren Corp.	3.500%	1/15/2031	10	10
	American Water Capital Corp.	2.300%	6/1/2031	5	4
[1]	Appalachian Power Co.	2.700%	4/1/2031	5	5
	Atmos Energy Corp.	1.500%	1/15/2031	5	4
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	8	7
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	7	6
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	8	7
	Constellation Energy Generation LLC	4.400%	1/15/2031	9	9
	Consumers Energy Co.	4.500%	1/15/2031	5	5
[1]	Dominion Energy Inc.	2.250%	8/15/2031	10	9
[1]	DTE Electric Co.	2.625%	3/1/2031	6	6
	Duke Energy Corp.	2.550%	6/15/2031	6	5
	Duke Energy Florida LLC	2.400%	12/15/2031	8	7
	Duke Energy Progress LLC	2.000%	8/15/2031	5	4
	Edison International	4.800%	3/15/2031	5	5
	Entergy Corp.	2.400%	6/15/2031	9	8
	Entergy Texas Inc.	1.750%	3/15/2031	5	4
	Eversource Energy	5.850%	4/15/2031	8	8
7

Target Maturity 2031 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exelon Corp.	5.125%	3/15/2031	5	5
[2]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	5	5
	Georgia Power Co.	4.850%	3/15/2031	8	8
[2]	Jersey Central Power & Light Co.	4.400%	1/15/2031	5	5
	National Fuel Gas Co.	2.950%	3/1/2031	5	5
	NextEra Energy Capital Holdings Inc.	4.400%	3/1/2031	5	5
	NiSource Inc.	1.700%	2/15/2031	8	7
[2]	Oncor Electric Delivery Co. LLC	4.500%	3/15/2031	5	5
	Pacific Gas & Electric Co.	2.500%	2/1/2031	14	13
	Pacific Gas & Electric Co.	3.250%	6/1/2031	17	16
	PacifiCorp	5.300%	2/15/2031	5	5
	Progress Energy Inc.	7.750%	3/1/2031	13	15
	Public Service Co. of Colorado	1.875%	6/15/2031	9	8
	Public Service Enterprise Group Inc.	2.450%	11/15/2031	12	11
	Southern California Edison Co.	5.450%	6/1/2031	8	8
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	6	5
	Virginia Electric & Power Co.	2.300%	11/15/2031	5	4
					249
Total Corporate Bonds (Cost $4,447)					4,464
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3]	Vanguard Market Liquidity Fund (Cost $20)	3.687%		196	20
Total Investments (99.4%) (Cost $4,474)					4,491
Other Assets and Liabilities—Net (0.6%)					25
Net Assets (100%)					4,516
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $89, representing 2.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Target Maturity 2031 Corporate Bond ETF
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,454)	4,471
Affiliated Issuers (Cost $20)	20
Total Investments in Securities	4,491
Investment in Vanguard	0
Cash	1
Receivables for Investment Securities Sold	16
Receivables for Accrued Income	36
Total Assets	4,544
Liabilities
Payables for Investment Securities Purchased	28
Payables to Vanguard	—
Total Liabilities	28
Net Assets	4,516
At March 31, 2026, net assets consisted of:

Paid-in Capital	4,495
Total Distributable Earnings (Loss)	21
Net Assets	4,516
Net Assets
Applicable to 60,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,516
Net Asset Value Per Share	$75.26
See accompanying Notes, which are an integral part of the Financial Statements.
9

Target Maturity 2031 Corporate Bond ETF
Statement of Operations

March 24, 2026[1] to March 31, 2026
($000)
Investment Income
Income
Interest[2]	4
Total Income	4
Expenses
The Vanguard Group—Note C
Management and Administrative	—
Custodian Fees	—
Shareholders’ Reports	—
Total Expenses	—
Net Investment Income	4
Realized Net Gain (Loss) on Investment Securities Sold[2]	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	17
Net Increase (Decrease) in Net Assets Resulting from Operations	21
1	Inception.
2	Interest income and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1. There was no realized net gain (loss) during the period. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Target Maturity 2031 Corporate Bond ETF
Statement of Changes in Net Assets

March 24, 2026[1] to March 31, 2026
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4
Realized Net Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	17
Net Increase (Decrease) in Net Assets Resulting from Operations	21
Distributions
Total Distributions	—
Capital Share Transactions
Issued	4,495
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	4,495
Total Increase (Decrease)	4,516
Net Assets
Beginning of Period	—
End of Period	4,516
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Target Maturity 2031 Corporate Bond ETF
Financial Highlights
March 24, 2026[1] to March 31, 2026
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	.066
Net Realized and Unrealized Gain (Loss) on Investments	.194
Total from Investment Operations	.260
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$75.26
Total Return	0.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5
Ratio of Total Expenses to Average Net Assets	0.08%
Ratio of Net Investment Income to Average Net Assets	4.56%
Portfolio Turnover Rate[3]	0%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Target Maturity 2031 Corporate Bond ETF
Notes to Financial Statements
Vanguard Target Maturity 2031 Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. The Fund is a term fund that will liquidate on or about December 15, 2031 (the “Planned Liquidation Date”). The Fund does not seek to return any predetermined amount at liquidation or in periodic distributions. The Fund invests in a range of securities that, in the aggregate, approximates a target index in terms of key risk factors and other characteristics. The Fund also maintains a dollar-weighted average maturity consistent with that of the target index. When a bond included in the target index matures, its value at the time of maturity will continue to be represented in the target index by cash and cash equivalents until the Planned Liquidation Date.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended March 31, 2026, the fund did not utilize the credit facility or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had not yet made any contributions to Vanguard’s capital as permitted under the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
13

Target Maturity 2031 Corporate Bond ETF
The following table summarizes the market value of the fund's investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	7	—	7
Corporate Bonds	—	4,464	—	4,464
Temporary Cash Investments	20	—	—	20
Total	20	4,471	—	4,491

E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,474
Gross Unrealized Appreciation	17
Gross Unrealized Depreciation	(—)
Net Unrealized Appreciation (Depreciation)	17
F.  During the period ended March 31, 2026, the fund purchased $21,000 of investment securities and sold $16,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,000 and $0, respectively. In addition, the fund purchased and sold investment securities of $4,441,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
March 24, 2026[1] to March 31, 2026
Shares (000)
Issued	60
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	60
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At March 31, 2026, one shareholder was the record or beneficial owner of 67% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
14

Target Maturity 2031 Corporate Bond ETF
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0762 052026
15

Financial Statements
For the period ended March 31, 2026
Vanguard Target Maturity 2032 Corporate Bond ETF

Contents
Financial Statements	1

Target Maturity 2032 Corporate Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (98.9%)
Communications (7.6%)
	Alphabet Inc.	4.375%	11/15/2032	23	23
	America Movil SAB de CV	4.700%	7/21/2032	13	13
	AT&T Inc.	2.250%	2/1/2032	48	42
	AT&T Inc.	4.550%	11/1/2032	14	14
	Charter Communications Operating LLC	2.300%	2/1/2032	19	16
	Comcast Corp.	4.950%	5/15/2032	7	7
	Comcast Corp.	5.500%	11/15/2032	19	20
	Deutsche Telekom International Finance BV	9.250%	6/1/2032	6	7
	FactSet Research Systems Inc.	3.450%	3/1/2032	5	5
	Meta Platforms Inc.	3.850%	8/15/2032	55	52
	Meta Platforms Inc.	4.600%	11/15/2032	60	59
	Rogers Communications Inc.	3.800%	3/15/2032	33	31
	Sprint Capital Corp.	8.750%	3/15/2032	34	40
	Take-Two Interactive Software Inc.	4.000%	4/14/2032	10	10
	TELUS Corp.	3.400%	5/13/2032	16	15
	T-Mobile USA Inc.	2.700%	3/15/2032	23	20
	T-Mobile USA Inc.	5.125%	5/15/2032	14	14
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/2032	6	7
	VeriSign Inc.	5.250%	6/1/2032	5	5
	Verizon Communications Inc.	2.355%	3/15/2032	67	58
					458
Consumer Discretionary (8.0%)
	Amazon.com Inc.	3.600%	4/13/2032	60	57
	Amazon.com Inc.	4.700%	12/1/2032	20	20
	American Honda Finance Corp.	5.150%	7/9/2032	5	5
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/2032	6	6
	AutoNation Inc.	3.850%	3/1/2032	13	12
	AutoZone Inc.	4.750%	8/1/2032	14	14
	Dick's Sporting Goods Inc.	3.150%	1/15/2032	14	13
	Ford Motor Co.	3.250%	2/12/2032	23	20
	Ford Motor Co.	6.100%	8/19/2032	31	31
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	23	24
	General Motors Co.	5.600%	10/15/2032	20	21
	General Motors Financial Co. Inc.	3.100%	1/12/2032	29	26
	General Motors Financial Co. Inc.	5.625%	4/4/2032	7	7
	Genuine Parts Co.	2.750%	2/1/2032	9	8
	Home Depot Inc.	3.250%	4/15/2032	14	13
	Home Depot Inc.	4.500%	9/15/2032	28	28
	Honda Motor Co. Ltd.	2.967%	3/10/2032	23	21
	Hyatt Hotels Corp.	5.750%	3/30/2032	9	9
	Lowe's Cos. Inc.	3.750%	4/1/2032	12	11
	Lowe's Cos. Inc.	4.500%	10/15/2032	34	33
	Marriott International Inc.	5.100%	4/15/2032	6	6
[1]	Marriott International Inc.	3.500%	10/15/2032	15	14
[1]	McDonald's Corp.	4.600%	9/9/2032	9	9
	O'Reilly Automotive Inc.	4.700%	6/15/2032	16	16
	Ralph Lauren Corp.	5.000%	6/15/2032	11	11
	Stanley Black & Decker Inc.	3.000%	5/15/2032	8	7
	Starbucks Corp.	3.000%	2/14/2032	19	17
	Tapestry Inc.	3.050%	3/15/2032	10	9
	Toyota Motor Credit Corp.	4.650%	9/3/2032	13	13
					481
Consumer Staples (7.3%)
	Altria Group Inc.	2.450%	2/4/2032	31	27
	Archer-Daniels-Midland Co.	2.900%	3/1/2032	9	8
	Avery Dennison Corp.	2.250%	2/15/2032	5	4
	BAT Capital Corp.	4.742%	3/16/2032	6	6
	BAT Capital Corp.	5.350%	8/15/2032	7	7
	BAT Capital Corp.	7.750%	10/19/2032	27	31
1

Target Maturity 2032 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Church & Dwight Co. Inc.	5.600%	11/15/2032	10	11
	Clorox Co.	4.600%	5/1/2032	12	12
	Coca-Cola Co.	2.250%	1/5/2032	29	26
	Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	11	9
	Colgate-Palmolive Co.	3.250%	8/15/2032	6	6
	Constellation Brands Inc.	4.750%	5/9/2032	14	14
	Costco Wholesale Corp.	1.750%	4/20/2032	13	11
	Diageo Capital plc	2.125%	4/29/2032	15	13
	Dollar General Corp.	5.000%	11/1/2032	9	9
	Haleon US Capital LLC	3.625%	3/24/2032	35	33
	Hershey Co.	4.950%	2/24/2032	5	5
	JBS NV	3.000%	5/15/2032	16	14
	Kenvue Inc.	4.850%	5/22/2032	14	14
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	11	11
	Kraft Heinz Foods Co.	5.200%	3/15/2032	8	8
	Mondelez International Inc.	3.000%	3/17/2032	10	9
	Mondelez International Inc.	1.875%	10/15/2032	9	8
	PepsiCo Inc.	3.900%	7/18/2032	22	21
	PepsiCo Inc.	4.650%	7/23/2032	13	13
	Philip Morris International Inc.	4.250%	10/29/2032	12	12
	Philip Morris International Inc.	5.750%	11/17/2032	28	30
	Procter & Gamble Co.	2.300%	2/1/2032	17	15
	Procter & Gamble Co.	4.100%	11/3/2032	6	6
	Target Corp.	4.500%	9/15/2032	13	13
	Unilever Capital Corp.	5.900%	11/15/2032	15	16
	Walmart Inc.	4.150%	9/9/2032	17	17
					439
Energy (4.1%)
	Boardwalk Pipelines LP	3.600%	9/1/2032	5	5
	BP Capital Markets America Inc.	2.721%	1/12/2032	35	32
	Cenovus Energy Inc.	2.650%	1/15/2032	5	5
	Chevron USA Inc.	4.819%	4/15/2032	5	5
	Chevron USA Inc.	4.500%	10/15/2032	23	23
	ConocoPhillips	5.900%	10/15/2032	5	5
	ConocoPhillips Co.	4.850%	1/15/2032	11	11
	EOG Resources Inc.	5.000%	7/15/2032	23	23
	HF Sinclair Corp.	5.500%	9/1/2032	10	10
[1]	Kinder Morgan Inc.	7.750%	1/15/2032	18	21
	MPLX LP	4.950%	9/1/2032	13	13
	Occidental Petroleum Corp.	5.375%	1/1/2032	19	19
	ONEOK Inc.	4.950%	10/15/2032	14	14
	ONEOK Inc.	6.100%	11/15/2032	13	14
	Suncor Energy Inc.	7.150%	2/1/2032	7	8
	Valero Energy Corp.	7.500%	4/15/2032	10	11
	Williams Cos. Inc.	4.650%	8/15/2032	19	19
	Woodside Finance Ltd.	5.700%	5/19/2032	10	10
					248
Financials (34.0%)
	AerCap Ireland Capital DAC	3.300%	1/30/2032	67	61
[1]	Air Lease Corp.	2.875%	1/15/2032	11	10
	Ally Financial Inc.	5.548%	7/31/2033	12	12
	American Express Co.	4.918%	7/20/2033	30	30
	American Express Co.	4.420%	8/3/2033	21	20
	Ameriprise Financial Inc.	4.500%	5/13/2032	11	11
	Aon Corp.	5.000%	9/12/2032	11	11
	Ares Capital Corp.	5.800%	3/8/2032	16	16
	Ares Strategic Income Fund	6.200%	3/21/2032	15	15
	Arthur J Gallagher & Co.	5.000%	2/15/2032	11	11
[1]	Bank of America Corp.	2.972%	2/4/2033	68	62
	Bank of America Corp.	4.571%	4/27/2033	51	50
[1]	Bank of America Corp.	5.015%	7/22/2033	69	69
[1]	Bank of New York Mellon Corp.	4.289%	6/13/2033	20	19
[1]	Bank of New York Mellon Corp.	5.834%	10/25/2033	14	15
	Bank of Nova Scotia	2.450%	2/2/2032	13	11
	Barclays plc	5.746%	8/9/2033	9	9
	Barclays plc	7.437%	11/2/2033	40	45
	Berkshire Hathaway Finance Corp.	2.875%	3/15/2032	19	18
	Blackrock Inc.	2.100%	2/25/2032	16	14
	Blackstone Private Credit Fund	6.000%	1/29/2032	16	15
2

Target Maturity 2032 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brookfield Finance I UK plc	2.340%	1/30/2032	7	6
	Brown & Brown Inc.	4.200%	3/17/2032	5	5
	Brown & Brown Inc.	5.250%	6/23/2032	12	12
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	19	18
	Capital One Financial Corp.	6.700%	11/29/2032	21	23
	Capital One Financial Corp.	5.268%	5/10/2033	11	11
	Charles Schwab Corp.	2.900%	3/3/2032	16	14
	Citigroup Inc.	6.625%	6/15/2032	7	8
	Citigroup Inc.	3.057%	1/25/2033	63	57
	Citigroup Inc.	3.785%	3/17/2033	30	28
	Citigroup Inc.	4.910%	5/24/2033	20	20
	Citigroup Inc.	6.270%	11/17/2033	59	63
	Citizens Financial Group Inc.	2.638%	9/30/2032	8	7
	CME Group Inc.	2.650%	3/15/2032	12	11
	Corebridge Financial Inc.	3.900%	4/5/2032	24	22
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	9	9
	Fifth Third Bancorp	4.337%	4/25/2033	7	7
	Fifth Third Bank NA	5.332%	8/25/2033	8	8
	Global Payments Inc.	5.400%	8/15/2032	14	14
	Global Payments Inc.	5.200%	11/15/2032	15	15
	Goldman Sachs Group Inc.	3.102%	2/24/2033	61	55
	HSBC Holdings plc	4.762%	3/29/2033	18	17
	HSBC Holdings plc	5.402%	8/11/2033	60	61
	HSBC Holdings plc	8.113%	11/3/2033	24	27
	ING Groep NV	4.252%	3/28/2033	15	14
	Jefferies Financial Group Inc.	2.750%	10/15/2032	5	4
	JPMorgan Chase & Co.	2.963%	1/25/2033	23	21
	JPMorgan Chase & Co.	4.586%	4/26/2033	50	49
	JPMorgan Chase & Co.	4.912%	7/25/2033	70	70
	JPMorgan Chase & Co.	5.717%	9/14/2033	39	40
[1]	Keybank National Association	4.900%	8/8/2032	16	16
[1]	KeyCorp	4.789%	6/1/2033	5	5
	Lloyds Banking Group plc	4.976%	8/11/2033	23	23
	Manulife Financial Corp.	3.703%	3/16/2032	9	8
	Marsh & McLennan Cos. Inc.	5.750%	11/1/2032	5	5
	Mastercard Inc.	4.350%	1/15/2032	23	23
	Mastercard Inc.	4.950%	3/15/2032	5	5
	MetLife Inc.	6.500%	12/15/2032	5	5
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	11	10
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	9	9
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	36	36
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/2033	9	9
	Mizuho Financial Group Inc.	5.669%	9/13/2033	14	15
	Morgan Stanley	7.250%	4/1/2032	5	6
	Morgan Stanley	2.943%	1/21/2033	24	22
	Morgan Stanley	4.889%	7/20/2033	52	52
	Morgan Stanley	6.342%	10/18/2033	57	61
	Nomura Holdings Inc.	2.999%	1/22/2032	15	13
	Northern Trust Corp.	6.125%	11/2/2032	14	15
	ORIX Corp.	4.000%	4/13/2032	5	5
	ORIX Corp.	5.200%	9/13/2032	13	13
	PayPal Holdings Inc.	4.400%	6/1/2032	19	19
	PNC Financial Services Group Inc.	4.626%	6/6/2033	25	24
	PNC Financial Services Group Inc.	6.037%	10/28/2033	12	13
	Progressive Corp.	3.000%	3/15/2032	11	10
	Royal Bank of Canada	3.875%	5/4/2032	19	18
	State Street Corp.	2.623%	2/7/2033	5	4
	State Street Corp.	4.421%	5/13/2033	5	5
	State Street Corp.	4.164%	8/4/2033	21	20
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	5	5
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	15	15
[1]	Toronto-Dominion Bank	2.450%	1/12/2032	10	9
	Toronto-Dominion Bank	5.298%	1/30/2032	12	12
[1]	Toronto-Dominion Bank	3.200%	3/10/2032	42	39
	Toronto-Dominion Bank	4.456%	6/8/2032	18	18
[1]	Truist Financial Corp.	4.916%	7/28/2033	20	20
[1]	Truist Financial Corp.	6.123%	10/28/2033	6	6
	UBS Americas Inc.	7.125%	7/15/2032	12	13
[1]	US Bancorp	2.677%	1/27/2033	10	9
[1]	US Bancorp	4.967%	7/22/2033	35	35
3

Target Maturity 2032 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	US Bancorp	5.850%	10/21/2033	11	12
[1]	Wells Fargo & Co.	3.350%	3/2/2033	64	59
[1]	Wells Fargo & Co.	4.897%	7/25/2033	71	71
	Westpac Banking Corp.	5.405%	8/10/2033	13	13
					2,045
Health Care (8.3%)
	Amgen Inc.	2.000%	1/15/2032	9	8
	Amgen Inc.	3.350%	2/22/2032	25	23
	Baxter International Inc.	2.539%	2/1/2032	13	11
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	16	15
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	25	23
	Cigna Group	4.875%	9/15/2032	17	17
	CVS Health Corp.	5.000%	9/15/2032	15	15
	Elevance Health Inc.	4.100%	5/15/2032	23	22
	Elevance Health Inc.	4.600%	9/15/2032	7	7
	Elevance Health Inc.	5.500%	10/15/2032	5	5
	Eli Lilly & Co.	4.900%	2/12/2032	8	8
	Eli Lilly & Co.	4.550%	10/15/2032	25	25
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	30	32
	HCA Inc.	5.500%	3/1/2032	5	5
	HCA Inc.	3.625%	3/15/2032	17	16
	HCA Inc.	4.600%	11/15/2032	40	39
	Humana Inc.	2.150%	2/3/2032	5	4
	Johnson & Johnson	4.850%	3/1/2032	17	17
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	8	8
	McKesson Corp.	4.950%	5/30/2032	13	13
	Merck & Co. Inc.	4.550%	9/15/2032	8	8
	Merck & Co. Inc.	4.450%	12/4/2032	25	25
	Novartis Capital Corp.	4.300%	11/5/2032	16	16
	Pfizer Inc.	4.500%	11/15/2032	22	22
	Sanofi SA	4.200%	11/3/2032	22	22
[1]	Sutter Health	5.213%	8/15/2032	10	10
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	18	18
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	5	5
	UnitedHealth Group Inc.	4.950%	1/15/2032	25	25
	UnitedHealth Group Inc.	4.200%	5/15/2032	26	25
	Zoetis Inc.	5.600%	11/16/2032	12	13
					502
Industrials (4.0%)
	Allegion US Holding Co. Inc.	5.411%	7/1/2032	10	10
	Canadian National Railway Co.	3.850%	8/5/2032	12	11
	CSX Corp.	4.100%	11/15/2032	13	13
	Eaton Corp.	4.000%	11/2/2032	14	14
	Flowserve Corp.	2.800%	1/15/2032	7	6
[1]	General Electric Co.	6.750%	3/15/2032	10	11
	Howmet Aerospace Inc.	4.550%	11/15/2032	11	11
[1]	John Deere Capital Corp.	3.900%	6/7/2032	5	5
[1]	John Deere Capital Corp.	4.350%	9/15/2032	15	15
	Johnson Controls International plc	4.900%	12/1/2032	10	10
	Lockheed Martin Corp.	3.900%	6/15/2032	15	15
	Norfolk Southern Corp.	3.000%	3/15/2032	12	11
	Republic Services Inc.	1.750%	2/15/2032	12	10
	RTX Corp.	2.375%	3/15/2032	19	17
	Triton Container International Ltd.	3.250%	3/15/2032	10	9
	Tyco Electronics Group SA	2.500%	2/4/2032	13	11
	Union Pacific Corp.	2.800%	2/14/2032	19	17
	Waste Connections Inc.	2.200%	1/15/2032	5	4
	Waste Connections Inc.	3.200%	6/1/2032	16	15
	Waste Management Inc.	4.800%	3/15/2032	15	15
	Waste Management Inc.	4.150%	4/15/2032	13	13
					243
Materials (2.7%)
	Air Products and Chemicals Inc.	4.900%	10/11/2032	7	7
	ArcelorMittal SA	6.800%	11/29/2032	14	16
	BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	15	15
	Carlisle Cos. Inc.	2.200%	3/1/2032	12	10
	Ecolab Inc.	2.125%	2/1/2032	9	8
	EIDP Inc.	5.125%	5/15/2032	11	11
4

Target Maturity 2032 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Newmont Corp.	2.600%	7/15/2032	15	14
	Nucor Corp.	3.125%	4/1/2032	12	11
	Nutrien Ltd.	5.250%	3/12/2032	12	12
	Rio Tinto Finance USA plc	5.000%	3/14/2032	19	19
	Sherwin-Williams Co.	2.200%	3/15/2032	11	10
	Sonoco Products Co.	2.850%	2/1/2032	7	6
	Suzano Austria GmbH	3.125%	1/15/2032	16	14
	WRKCo Inc.	4.200%	6/1/2032	11	11
					164
Real Estate (4.6%)
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	14	12
	American Homes 4 Rent LP	3.625%	4/15/2032	10	9
	American Tower Corp.	4.050%	3/15/2032	14	13
	American Tower Corp.	4.700%	12/15/2032	8	8
	AvalonBay Communities Inc.	2.050%	1/15/2032	12	10
	Boston Properties LP	2.550%	4/1/2032	17	15
	CubeSmart LP	2.500%	2/15/2032	5	4
	Equinix Inc.	3.900%	4/15/2032	20	19
	ERP Operating LP	4.950%	6/15/2032	5	5
	Essex Portfolio LP	2.650%	3/15/2032	12	11
	Extra Space Storage LP	2.350%	3/15/2032	13	11
	GLP Capital LP	3.250%	1/15/2032	10	9
	Healthpeak OP LLC	5.250%	12/15/2032	15	15
	Host Hotels & Resorts LP	5.700%	6/15/2032	8	8
	Invitation Homes Operating Partnership LP	4.150%	4/15/2032	10	9
	Kimco Realty OP LLC	3.200%	4/1/2032	7	6
	Realty Income Corp.	5.625%	10/13/2032	11	11
	Realty Income Corp.	2.850%	12/15/2032	9	8
	Simon Property Group LP	2.250%	1/15/2032	10	9
	Simon Property Group LP	2.650%	2/1/2032	15	13
	Sun Communities Operating LP	4.200%	4/15/2032	10	10
	Ventas Realty LP	5.100%	7/15/2032	9	9
	VICI Properties LP	5.125%	5/15/2032	25	25
	Welltower OP LLC	2.750%	1/15/2032	14	13
	Welltower OP LLC	3.850%	6/15/2032	5	5
	Weyerhaeuser Co.	7.375%	3/15/2032	8	9
					276
Technology (11.5%)
	Advanced Micro Devices Inc.	3.924%	6/1/2032	10	10
	Apple Inc.	4.500%	5/12/2032	11	11
	Apple Inc.	3.350%	8/8/2032	16	15
	Arrow Electronics Inc.	2.950%	2/15/2032	5	4
	Automatic Data Processing Inc.	4.750%	5/8/2032	13	13
[1]	Broadcom Inc.	4.550%	2/15/2032	23	23
[2]	Broadcom Inc.	4.150%	4/15/2032	10	10
	Broadcom Inc.	5.200%	4/15/2032	7	7
	Broadcom Inc.	4.900%	7/15/2032	16	16
	Broadcom Inc.	4.300%	11/15/2032	58	56
	Cintas Corp. No. 2	4.000%	5/1/2032	10	10
	Cisco Systems Inc.	4.950%	2/24/2032	19	19
	Dell International LLC	5.300%	4/1/2032	13	13
	Dell International LLC	4.750%	10/6/2032	26	26
	Fidelity National Information Services Inc.	5.100%	7/15/2032	9	9
	Flex Ltd.	5.250%	1/15/2032	11	11
	HP Inc.	4.200%	4/15/2032	8	8
	Intel Corp.	4.150%	8/5/2032	12	11
	Intel Corp.	4.000%	12/15/2032	21	20
	International Business Machines Corp.	2.720%	2/9/2032	6	5
[1]	International Business Machines Corp.	5.000%	2/10/2032	7	7
	International Business Machines Corp.	4.400%	7/27/2032	15	15
	International Business Machines Corp.	5.875%	11/29/2032	12	13
	KLA Corp.	4.650%	7/15/2032	13	13
	Leidos Inc.	5.400%	3/15/2032	9	9
	Micron Technology Inc.	2.703%	4/15/2032	28	25
	Moody's Corp.	4.250%	8/8/2032	9	9
	Motorola Solutions Inc.	5.600%	6/1/2032	14	15
	Motorola Solutions Inc.	5.200%	8/15/2032	5	5
	NetApp Inc.	5.500%	3/17/2032	11	11
	NXP BV	2.650%	2/15/2032	17	15
5

Target Maturity 2032 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	5.250%	2/3/2032	14	14
	Oracle Corp.	4.800%	9/26/2032	33	31
	Oracle Corp.	6.250%	11/9/2032	58	60
	Paychex Inc.	5.350%	4/15/2032	25	25
	QUALCOMM Inc.	1.650%	5/20/2032	26	22
	Quanta Services Inc.	2.350%	1/15/2032	11	10
	RELX Capital Inc.	4.750%	5/20/2032	5	5
	Roper Technologies Inc.	4.750%	2/15/2032	5	5
	S&P Global Inc.	2.900%	3/1/2032	27	25
	Synopsys Inc.	5.000%	4/1/2032	27	27
	TSMC Arizona Corp.	4.250%	4/22/2032	16	16
	Workday Inc.	3.800%	4/1/2032	21	19
					693
Utilities (6.8%)
	AEP Texas Inc.	4.700%	5/15/2032	11	11
	Alabama Power Co.	3.050%	3/15/2032	25	23
	Ameren Illinois Co.	3.850%	9/1/2032	14	13
	American Electric Power Co. Inc.	5.950%	11/1/2032	5	5
	American Water Capital Corp.	4.450%	6/1/2032	10	10
[1]	Appalachian Power Co.	4.500%	8/1/2032	14	14
[1]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/2032	9	9
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	9	9
	Dominion Energy Inc.	5.375%	11/15/2032	19	19
[1]	DTE Electric Co.	3.000%	3/1/2032	5	5
	Duke Energy Carolinas LLC	2.850%	3/15/2032	5	5
	Duke Energy Corp.	4.500%	8/15/2032	23	23
	Duke Energy Progress LLC	3.400%	4/1/2032	7	7
	Edison International	5.250%	3/15/2032	12	12
	Entergy Louisiana LLC	2.350%	6/15/2032	11	10
	Eversource Energy	3.375%	3/1/2032	13	12
	Exelon Corp.	3.350%	3/15/2032	11	10
	Florida Power & Light Co.	2.450%	2/3/2032	19	17
	Georgia Power Co.	4.700%	5/15/2032	7	7
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/2032	5	4
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	10	10
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	34	30
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	5	5
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	9	9
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	14	14
	Pacific Gas & Electric Co.	5.900%	6/15/2032	12	12
	Pacific Gas & Electric Co.	5.050%	10/15/2032	14	14
[1]	Public Service Electric & Gas Co.	3.100%	3/15/2032	5	5
[1]	San Diego Gas & Electric Co.	3.000%	3/15/2032	11	10
	Southern California Edison Co.	2.750%	2/1/2032	5	4
	Southern California Edison Co.	5.950%	11/1/2032	11	12
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	10	10
	Southwest Gas Corp.	4.050%	3/15/2032	12	11
	Union Electric Co.	2.150%	3/15/2032	5	4
	Virginia Electric & Power Co.	2.400%	3/30/2032	6	5
	Wisconsin Electric Power Co.	4.750%	9/30/2032	5	5
	Wisconsin Power & Light Co.	3.950%	9/1/2032	11	10
	Xcel Energy Inc.	4.600%	6/1/2032	14	14
					409
Total Corporate Bonds (Cost $5,938)					5,958
6

Target Maturity 2032 Corporate Bond ETF
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3]	Vanguard Market Liquidity Fund (Cost $22)	3.687%	216	22
Total Investments (99.3%) (Cost $5,960)				5,980
Other Assets and Liabilities—Net (0.7%)				44
Net Assets (100%)				6,024
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $10, representing 0.2% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Target Maturity 2032 Corporate Bond ETF
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,938)	5,958
Affiliated Issuers (Cost $22)	22
Total Investments in Securities	5,980
Investment in Vanguard	0
Cash	1
Cash Collateral Received for ETF Capital Activity	201
Receivables for Accrued Income	67
Total Assets	6,249
Liabilities
Payables for Investment Securities Purchased	24
Collateral for ETF Capital Activity	201
Payables to Vanguard	—
Total Liabilities	225
Net Assets	6,024
At March 31, 2026, net assets consisted of:

Paid-in Capital	6,001
Total Distributable Earnings (Loss)	23
Net Assets	6,024
Net Assets
Applicable to 80,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,024
Net Asset Value Per Share	$75.30
See accompanying Notes, which are an integral part of the Financial Statements.
8

Target Maturity 2032 Corporate Bond ETF
Statement of Operations

March 24, 2026[1] to March 31, 2026
($000)
Investment Income
Income
Interest[2]	3
Total Income	3
Expenses
The Vanguard Group—Note C
Management and Administrative	—
Custodian Fees	—
Shareholders’ Reports	—
Total Expenses	—
Net Investment Income	3
Realized Net Gain (Loss) on Investment Securities Sold[2]	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	20
Net Increase (Decrease) in Net Assets Resulting from Operations	23
1	Inception.
2	Interest income and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1. There was no realized net gain (loss) during the period. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Target Maturity 2032 Corporate Bond ETF
Statement of Changes in Net Assets

March 24, 2026[1] to March 31, 2026
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3
Realized Net Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	20
Net Increase (Decrease) in Net Assets Resulting from Operations	23
Distributions
Total Distributions	—
Capital Share Transactions
Issued	6,001
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	6,001
Total Increase (Decrease)	6,024
Net Assets
Beginning of Period	—
End of Period	6,024
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Target Maturity 2032 Corporate Bond ETF
Financial Highlights
March 24, 2026[1] to March 31, 2026
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	.067
Net Realized and Unrealized Gain (Loss) on Investments	.233
Total from Investment Operations	.300
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$75.30
Total Return	0.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6
Ratio of Total Expenses to Average Net Assets	0.08%
Ratio of Net Investment Income to Average Net Assets	4.69%
Portfolio Turnover Rate[3]	0%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Target Maturity 2032 Corporate Bond ETF
Notes to Financial Statements
Vanguard Target Maturity 2032 Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. The Fund is a term fund that will liquidate on or about December 15, 2032 (the “Planned Liquidation Date”). The Fund does not seek to return any predetermined amount at liquidation or in periodic distributions. The Fund invests in a range of securities that, in the aggregate, approximates a target index in terms of key risk factors and other characteristics. The Fund also maintains a dollar-weighted average maturity consistent with that of the target index. When a bond included in the target index matures, its value at the time of maturity will continue to be represented in the target index by cash and cash equivalents until the Planned Liquidation Date.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended March 31, 2026, the fund did not utilize the credit facility or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had not yet made any contributions to Vanguard’s capital as permitted under the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
12

Target Maturity 2032 Corporate Bond ETF
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	5,958	—	5,958
Temporary Cash Investments	22	—	—	22
Total	22	5,958	—	5,980

E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,960
Gross Unrealized Appreciation	20
Gross Unrealized Depreciation	(—)
Net Unrealized Appreciation (Depreciation)	20
F.  During the period ended March 31, 2026, the fund purchased $24,000 of investment securities and sold $0 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $5,913,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
March 24, 2026[1] to March 31, 2026
Shares (000)
Issued	80
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	80
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At March 31, 2026, two shareholders were each a record or beneficial owner of at least 25% or more of the fund’s net assets with a combined ownership of 96%. If any of these shareholders were to redeem their investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
13

Target Maturity 2032 Corporate Bond ETF
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0772 052026
14

Financial Statements
For the period ended March 31, 2026
Vanguard Target Maturity 2033 Corporate Bond ETF

Contents
Financial Statements	1

Target Maturity 2033 Corporate Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
	United States Treasury Note/Bond (Cost $13)	4.250%	3/31/2033	13	13
Corporate Bonds (98.4%)
Communications (7.8%)
	Alphabet Inc.	4.400%	2/15/2033	46	45
	America Movil SAB de CV	5.000%	1/20/2033	8	8
	AT&T Inc.	4.750%	4/30/2033	8	8
	AT&T Inc.	2.550%	12/1/2033	74	63
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	13	13
	Charter Communications Operating LLC	4.400%	4/1/2033	27	25
	Comcast Corp.	4.250%	1/15/2033	15	14
	Comcast Corp.	4.650%	2/15/2033	9	9
	Comcast Corp.	7.050%	3/15/2033	5	6
	Comcast Corp.	4.800%	5/15/2033	43	43
	Fox Corp.	6.500%	10/13/2033	22	24
	MercadoLibre Inc.	4.900%	1/15/2033	12	12
	Meta Platforms Inc.	4.950%	5/15/2033	29	29
	Omnicom Group Inc.	5.000%	6/2/2033	6	6
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	9	10
	T-Mobile USA Inc.	4.625%	1/15/2033	6	6
	T-Mobile USA Inc.	5.200%	1/15/2033	48	49
	T-Mobile USA Inc.	5.050%	7/15/2033	22	22
	Verizon Communications Inc.	4.750%	1/15/2033	23	23
	Verizon Communications Inc.	5.050%	5/9/2033	9	9
	Verizon Communications Inc.	4.500%	8/10/2033	48	46
					470
Consumer Discretionary (5.5%)
	Amazon.com Inc.	4.550%	3/13/2033	32	32
	Amazon.com Inc.	4.350%	3/20/2033	61	60
	AutoZone Inc.	4.750%	2/1/2033	5	5
	AutoZone Inc.	6.550%	11/1/2033	12	13
	Darden Restaurants Inc.	6.300%	10/10/2033	10	11
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	8	8
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	25	26
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	10	10
	General Motors Financial Co. Inc.	6.400%	1/9/2033	17	18
	Lowe's Cos. Inc.	5.000%	4/15/2033	28	28
	Lowe's Cos. Inc.	5.150%	7/1/2033	9	9
	Magna International Inc.	5.500%	3/21/2033	11	11
	Marriott International Inc.	4.500%	5/1/2033	7	7
[1]	Marriott International Inc.	2.750%	10/15/2033	12	10
	McDonald's Corp.	4.950%	8/14/2033	7	7
	Royal Caribbean Cruises Ltd.	4.750%	5/15/2033	23	22
	Starbucks Corp.	4.800%	2/15/2033	7	7
	Toyota Motor Corp.	5.123%	7/13/2033	20	21
[1]	Toyota Motor Credit Corp.	4.600%	3/11/2033	9	9
	Tractor Supply Co.	5.250%	5/15/2033	15	15
					329
Consumer Staples (6.2%)
	Altria Group Inc.	6.875%	11/1/2033	10	11
	Archer-Daniels-Midland Co.	4.500%	8/15/2033	8	8
	BAT Capital Corp.	4.625%	3/22/2033	25	24
	BAT Capital Corp.	6.421%	8/2/2033	9	10
	Brown-Forman Corp.	4.750%	4/15/2033	13	13
	Bunge Ltd. Finance Corp.	4.800%	3/19/2033	5	5
	Colgate-Palmolive Co.	4.600%	3/1/2033	8	8
	Constellation Brands Inc.	4.900%	5/1/2033	15	15
	Diageo Capital plc	5.500%	1/24/2033	7	7
	Diageo Capital plc	5.625%	10/5/2033	22	23
1

Target Maturity 2033 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dollar General Corp.	5.450%	7/5/2033	19	19
	Estee Lauder Cos. Inc.	4.650%	5/15/2033	11	11
	General Mills Inc.	4.950%	3/29/2033	16	16
	J M Smucker Co.	6.200%	11/15/2033	16	17
	JBS NV	5.750%	4/1/2033	29	30
	Kenvue Inc.	4.900%	3/22/2033	23	23
	McCormick & Co. Inc.	4.950%	4/15/2033	5	5
	PepsiCo Inc.	4.450%	2/15/2033	19	19
	Philip Morris International Inc.	5.375%	2/15/2033	17	17
	Philip Morris International Inc.	5.625%	9/7/2033	36	38
	Procter & Gamble Co.	4.050%	1/26/2033	13	13
	Target Corp.	4.400%	1/15/2033	5	5
	Unilever Capital Corp.	5.000%	12/8/2033	15	15
	Walmart Inc.	4.100%	4/15/2033	24	24
					376
Energy (8.0%)
	Baker Hughes Holdings LLC	4.650%	6/15/2033	7	7
	BP Capital Markets America Inc.	4.812%	2/13/2033	17	17
	BP Capital Markets America Inc.	4.893%	9/11/2033	41	41
	Cheniere Energy Partners LP	5.950%	6/30/2033	25	26
	ConocoPhillips Co.	5.050%	9/15/2033	16	16
	Diamondback Energy Inc.	6.250%	3/15/2033	18	19
	Enbridge Inc.	5.700%	3/8/2033	16	17
	Enbridge Inc.	2.500%	8/1/2033	39	33
	Energy Transfer LP	5.750%	2/15/2033	39	40
	Energy Transfer LP	6.550%	12/1/2033	12	13
	Enterprise Products Operating LLC	5.350%	1/31/2033	18	18
[1]	Enterprise Products Operating LLC	6.875%	3/1/2033	7	8
	Hess Corp.	7.125%	3/15/2033	6	7
	Kinder Morgan Energy Partners LP	7.300%	8/15/2033	5	6
	Kinder Morgan Inc.	4.800%	2/1/2033	6	6
	Kinder Morgan Inc.	5.200%	6/1/2033	36	37
	MPLX LP	5.000%	1/15/2033	18	18
	MPLX LP	5.000%	3/1/2033	11	11
	ONEOK Inc.	6.050%	9/1/2033	27	28
	Ovintiv Inc.	6.250%	7/15/2033	12	13
	Phillips 66 Co.	5.300%	6/30/2033	12	12
	Targa Resources Corp.	4.200%	2/1/2033	19	18
	Targa Resources Corp.	6.125%	3/15/2033	8	8
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	23	23
	Western Midstream Operating LP	6.150%	4/1/2033	14	15
	Williams Cos. Inc.	5.650%	3/15/2033	23	24
					481
Financials (31.0%)
	AerCap Ireland Capital DAC	4.750%	1/15/2033	7	7
	AerCap Ireland Capital DAC	3.400%	10/29/2033	33	29
	Allstate Corp.	5.250%	3/30/2033	15	15
	American Express Co.	5.043%	5/1/2034	18	18
	American International Group Inc.	5.125%	3/27/2033	10	10
	Ameriprise Financial Inc.	5.150%	5/15/2033	14	14
	Aon Corp.	5.350%	2/28/2033	9	9
	Apollo Global Management Inc.	6.375%	11/15/2033	7	7
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	13	15
	Banco Santander SA	6.921%	8/8/2033	36	39
	Banco Santander SA	6.938%	11/7/2033	18	20
	Bank of America Corp.	5.288%	4/25/2034	67	68
	Bank of America Corp.	5.872%	9/15/2034	71	74
	Bank of New York Mellon Corp.	4.706%	2/1/2034	7	7
[1]	Bank of New York Mellon Corp.	4.967%	4/26/2034	25	25
[1]	Bank of New York Mellon Corp.	6.474%	10/25/2034	8	9
	Bank of Nova Scotia	4.813%	2/2/2034	15	15
	Barclays plc	6.224%	5/9/2034	15	16
	Barclays plc	7.119%	6/27/2034	15	16
	Barclays plc	6.692%	9/13/2034	53	57
	Blackrock Inc.	4.750%	5/25/2033	20	20
	Brookfield Capital Finance LLC	6.087%	6/14/2033	11	12
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	20	21
	Capital One Financial Corp.	5.817%	2/1/2034	10	10
	Capital One Financial Corp.	6.377%	6/8/2034	14	15
2

Target Maturity 2033 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	7.964%	11/2/2034	37	42
	Charles Schwab Corp.	5.853%	5/19/2034	30	32
	Charles Schwab Corp.	6.136%	8/24/2034	14	15
	Citigroup Inc.	6.000%	10/31/2033	21	22
	Citigroup Inc.	6.174%	5/25/2034	25	26
	CNA Financial Corp.	5.500%	6/15/2033	7	7
	Equitable Holdings Inc.	5.594%	1/11/2033	7	7
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	10	10
	Global Payments Inc.	5.400%	3/15/2033	5	5
	Goldman Sachs Group Inc.	6.125%	2/15/2033	10	11
	Goldman Sachs Group Inc.	6.561%	10/24/2034	24	26
	HSBC Holdings plc	6.254%	3/9/2034	18	19
	HSBC Holdings plc	6.547%	6/20/2034	56	59
	HSBC Holdings plc	7.399%	11/13/2034	27	30
	ING Groep NV	6.114%	9/11/2034	20	21
	JPMorgan Chase & Co.	5.350%	6/1/2034	56	57
	JPMorgan Chase & Co.	6.254%	10/23/2034	64	69
	Keybank National Association	5.000%	1/26/2033	19	19
	M&T Bank Corp.	5.053%	1/27/2034	17	17
	Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	8	8
	Mastercard Inc.	4.850%	3/9/2033	15	15
	MetLife Inc.	5.375%	7/15/2033	14	14
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	12	12
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	22	23
	Mizuho Financial Group Inc.	5.754%	5/27/2034	7	7
	Mizuho Financial Group Inc.	5.748%	7/6/2034	28	29
[1]	Morgan Stanley	5.250%	4/21/2034	26	26
[1]	Morgan Stanley	5.424%	7/21/2034	21	21
	Morgan Stanley	6.627%	11/1/2034	76	84
	NatWest Group plc	6.016%	3/2/2034	14	15
	Nomura Holdings Inc.	6.181%	1/18/2033	14	15
	Nomura Holdings Inc.	6.087%	7/12/2033	5	5
	PNC Financial Services Group Inc.	5.068%	1/24/2034	15	15
	PNC Financial Services Group Inc.	5.939%	8/18/2034	9	9
	PNC Financial Services Group Inc.	6.875%	10/20/2034	50	55
	Progressive Corp.	4.950%	6/15/2033	10	10
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	15	15
[1]	Royal Bank of Canada	5.000%	2/1/2033	14	14
[1]	Royal Bank of Canada	5.000%	5/2/2033	30	30
	State Street Corp.	4.821%	1/26/2034	9	9
	State Street Corp.	5.159%	5/18/2034	8	8
	State Street Corp.	6.123%	11/21/2034	21	22
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	14	15
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	6	6
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	36	38
	Travelers Property Casualty Corp.	6.375%	3/15/2033	7	8
[1]	Truist Financial Corp.	5.122%	1/26/2034	37	37
[1]	Truist Financial Corp.	5.867%	6/8/2034	14	15
	US Bancorp	4.839%	2/1/2034	30	30
	Visa Inc.	4.400%	2/12/2033	11	11
	Wells Fargo & Co.	5.389%	4/24/2034	68	69
[1]	Wells Fargo & Co.	5.557%	7/25/2034	35	36
	Wells Fargo & Co.	6.491%	10/23/2034	68	74
	Westpac Banking Corp.	6.820%	11/17/2033	10	11
	Willis North America Inc.	5.350%	5/15/2033	15	15
					1,868
Health Care (10.7%)
	Abbott Laboratories	4.300%	3/15/2033	23	23
	AbbVie Inc.	4.400%	3/15/2033	11	11
	Amgen Inc.	4.200%	3/1/2033	47	45
	Amgen Inc.	5.250%	3/2/2033	35	36
	AstraZeneca Finance LLC	4.300%	3/2/2033	5	5
	AstraZeneca Finance LLC	4.875%	3/3/2033	12	12
	Augusta SpinCo Corp.	4.945%	3/23/2033	6	6
	Bristol-Myers Squibb Co.	5.900%	11/15/2033	14	15
	Cencora Inc.	4.600%	2/13/2033	8	8
	Cigna Group	5.400%	3/15/2033	12	12
	CVS Health Corp.	5.250%	2/21/2033	14	14
	CVS Health Corp.	5.300%	6/1/2033	35	35
3

Target Maturity 2033 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Elevance Health Inc.	4.750%	2/15/2033	17	17
	Eli Lilly & Co.	4.700%	2/27/2033	19	19
	Gilead Sciences Inc.	5.250%	10/15/2033	19	20
	HCA Inc.	5.500%	6/1/2033	23	23
	Humana Inc.	5.875%	3/1/2033	12	12
	Johnson & Johnson	4.950%	5/15/2033	2	2
	Johnson & Johnson	4.375%	12/5/2033	21	21
	McKesson Corp.	5.100%	7/15/2033	12	12
	Medtronic Global Holdings SCA	4.500%	3/30/2033	15	15
	Merck & Co. Inc.	4.500%	5/17/2033	14	14
	Merck & Co. Inc.	6.500%	12/1/2033	22	25
	Novartis Capital Corp.	4.600%	3/18/2033	32	32
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	80	80
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	12	12
	Quest Diagnostics Inc.	6.400%	11/30/2033	14	15
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	23	23
	Thermo Fisher Scientific Inc.	5.086%	8/10/2033	8	8
	UnitedHealth Group Inc.	5.350%	2/15/2033	45	46
	UnitedHealth Group Inc.	4.500%	4/15/2033	13	13
	UPMC	5.035%	5/15/2033	11	11
					642
Industrials (6.8%)
	Amphenol Corp.	4.400%	2/15/2033	21	21
	CSX Corp.	5.200%	11/15/2033	7	7
	Eaton Corp.	4.500%	3/6/2033	8	8
[1]	Eaton Corp.	4.150%	3/15/2033	32	31
[2]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	14	14
	HEICO Corp.	5.350%	8/1/2033	12	12
[2]	Honeywell Aerospace Inc.	4.600%	3/16/2033	14	14
	Ingersoll Rand Inc.	5.700%	8/14/2033	18	19
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	11	11
[1]	John Deere Capital Corp.	5.150%	9/8/2033	14	15
	L3Harris Technologies Inc.	5.400%	7/31/2033	27	28
	LKQ Corp.	6.250%	6/15/2033	12	12
	Lockheed Martin Corp.	5.250%	1/15/2033	15	16
	Norfolk Southern Corp.	4.450%	3/1/2033	5	5
	Northrop Grumman Corp.	4.700%	3/15/2033	14	14
	nVent Finance Sarl	5.650%	5/15/2033	10	10
	Regal Rexnord Corp.	6.400%	4/15/2033	21	22
	Republic Services Inc.	2.375%	3/15/2033	13	11
	Republic Services Inc.	5.000%	12/15/2033	7	7
	RTX Corp.	5.150%	2/27/2033	21	21
	Ryder System Inc.	6.600%	12/1/2033	12	13
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	9	9
	Trimble Inc.	6.100%	3/15/2033	16	17
	Triton Container International Ltd.	5.150%	2/15/2033	10	10
	Union Pacific Corp.	4.500%	1/20/2033	14	14
	United Parcel Service Inc.	4.875%	3/3/2033	14	14
	Veralto Corp.	5.450%	9/18/2033	14	14
	Waste Connections Inc.	4.200%	1/15/2033	15	15
	Waste Management Inc.	4.625%	2/15/2033	5	5
					409
Materials (2.7%)
	Air Products and Chemicals Inc.	4.800%	3/3/2033	7	7
	Amcor Finance USA Inc.	5.625%	5/26/2033	10	10
	BHP Billiton Finance USA Ltd.	4.900%	2/28/2033	23	23
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	16	16
	Dow Chemical Co.	6.300%	3/15/2033	7	7
	Eastman Chemical Co.	5.750%	3/8/2033	11	12
	EIDP Inc.	4.800%	5/15/2033	12	12
	LYB International Finance III LLC	5.625%	5/15/2033	7	7
	Mosaic Co.	5.450%	11/15/2033	11	11
	Rio Tinto Alcan Inc.	6.125%	12/15/2033	15	16
	Rio Tinto Finance USA plc	5.000%	3/9/2033	5	5
	Vale Overseas Ltd.	6.125%	6/12/2033	24	25
	WRKCo Inc.	3.000%	6/15/2033	10	9
					160
4

Target Maturity 2033 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Real Estate (3.8%)
	Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	9	7
	American Tower Corp.	5.650%	3/15/2033	6	6
	American Tower Corp.	5.550%	7/15/2033	9	9
	American Tower Corp.	5.900%	11/15/2033	22	23
	Boston Properties LP	2.450%	10/1/2033	17	14
	CBRE Services Inc.	4.900%	1/15/2033	15	15
	Cousins Properties LP	4.875%	3/1/2033	11	10
	Crown Castle Inc.	5.100%	5/1/2033	10	10
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	7	7
	Extra Space Storage LP	4.950%	1/15/2033	15	15
	GLP Capital LP	5.250%	2/15/2033	7	7
	Healthpeak OP LLC	4.750%	1/15/2033	7	7
	Invitation Homes Operating Partnership LP	4.950%	1/15/2033	10	10
	Kimco Realty OP LLC	4.600%	2/1/2033	8	8
	Mid-America Apartments LP	4.650%	1/15/2033	7	7
	NNN REIT Inc.	5.600%	10/15/2033	7	7
	Omega Healthcare Investors Inc.	3.250%	4/15/2033	11	10
	Prologis LP	4.625%	1/15/2033	18	18
	Prologis LP	4.750%	6/15/2033	7	7
	Public Storage Operating Co.	5.100%	8/1/2033	11	11
	Realty Income Corp.	4.900%	7/15/2033	12	12
	Simon Property Group LP	5.500%	3/8/2033	8	8
					228
Technology (8.4%)
	Apple Inc.	4.300%	5/10/2033	16	16
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	8	8
	Broadcom Inc.	4.600%	1/15/2033	8	8
	Broadcom Inc.	2.600%	2/15/2033	58	51
	Broadcom Inc.	3.419%	4/15/2033	19	17
	Concentrix Corp.	6.850%	8/2/2033	5	5
	Dell International LLC	5.750%	2/1/2033	19	20
	Fiserv Inc.	5.600%	3/2/2033	7	7
	Fiserv Inc.	5.625%	8/21/2033	26	26
	Hewlett Packard Enterprise Co.	5.250%	4/1/2033	5	5
	HP Inc.	5.500%	1/15/2033	17	17
	Intel Corp.	5.200%	2/10/2033	39	39
	International Business Machines Corp.	4.600%	2/3/2033	5	5
	International Business Machines Corp.	4.750%	2/6/2033	15	15
	Intuit Inc.	5.200%	9/15/2033	23	23
	Jabil Inc.	4.750%	2/1/2033	12	12
	Leidos Inc.	5.750%	3/15/2033	15	16
	Marvell Technology Inc.	5.950%	9/15/2033	5	5
	Micron Technology Inc.	5.875%	2/9/2033	5	5
	Micron Technology Inc.	5.875%	9/15/2033	8	9
	Nordson Corp.	5.800%	9/15/2033	7	7
	NXP BV	5.000%	1/15/2033	20	20
	Oracle Corp.	4.900%	2/6/2033	21	20
	Oracle Corp.	5.350%	5/4/2033	57	56
	QUALCOMM Inc.	5.400%	5/20/2033	11	12
	S&P Global Inc.	5.250%	9/15/2033	15	15
	Salesforce Inc.	5.200%	3/15/2033	44	44
	Texas Instruments Inc.	4.900%	3/14/2033	15	15
	Verisk Analytics Inc.	5.750%	4/1/2033	11	11
					509
Utilities (7.5%)
	Ameren Illinois Co.	4.950%	6/1/2033	7	7
	American Electric Power Co. Inc.	5.625%	3/1/2033	17	18
	Arizona Public Service Co.	5.550%	8/1/2033	9	9
	Atmos Energy Corp.	5.900%	11/15/2033	14	15
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	12	12
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	8	8
	Constellation Energy Generation LLC	5.800%	3/1/2033	7	8
	Consumers Energy Co.	4.625%	5/15/2033	14	14
[1]	Dominion Energy Inc.	5.250%	8/1/2033	5	5
	DTE Electric Co.	5.200%	4/1/2033	12	12
	Duke Energy Carolinas LLC	4.950%	1/15/2033	9	9
	Duke Energy Corp.	5.750%	9/15/2033	22	23
	Duke Energy Florida LLC	5.875%	11/15/2033	12	13
5

Target Maturity 2033 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	5.250%	3/15/2033	5	5
	Entergy Louisiana LLC	4.000%	3/15/2033	15	14
	Eversource Energy	5.125%	5/15/2033	15	15
	Exelon Corp.	5.300%	3/15/2033	11	11
	Florida Power & Light Co.	5.100%	4/1/2033	7	7
	Florida Power & Light Co.	4.800%	5/15/2033	24	24
	Georgia Power Co.	4.950%	5/17/2033	8	8
	National Grid plc	5.809%	6/12/2033	15	16
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	8	9
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	10	10
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	15	16
	Pacific Gas & Electric Co.	6.150%	1/15/2033	5	5
	Pacific Gas & Electric Co.	6.400%	6/15/2033	28	30
	PECO Energy Co.	4.900%	6/15/2033	12	12
	PPL Electric Utilities Corp.	5.000%	5/15/2033	12	12
	Public Service Co. of New Hampshire	5.350%	10/1/2033	7	7
[1]	Public Service Electric & Gas Co.	4.650%	3/15/2033	7	7
	Public Service Electric & Gas Co.	5.200%	8/1/2033	7	7
	Sempra	5.500%	8/1/2033	9	9
	Southern California Edison Co.	4.800%	3/15/2033	5	5
	Southern California Gas Co.	5.200%	6/1/2033	7	7
	Southern Co.	5.200%	6/15/2033	23	23
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	10	11
	Southwestern Electric Power Co.	5.300%	4/1/2033	5	5
	Virginia Electric & Power Co.	5.000%	4/1/2033	13	13
	Xcel Energy Inc.	5.450%	8/15/2033	13	13
					454
Total Corporate Bonds (Cost $5,918)					5,926
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3]	Vanguard Market Liquidity Fund (Cost $17)	3.687%		170	17
Total Investments (98.9%) (Cost $5,948)					5,956
Other Assets and Liabilities—Net (1.1%)					65
Net Assets (100%)					6,021
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $28, representing 0.5% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Target Maturity 2033 Corporate Bond ETF
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,931)	5,939
Affiliated Issuers (Cost $17)	17
Total Investments in Securities	5,956
Investment in Vanguard	0
Receivables for Accrued Income	36
Receivables for Capital Shares Issued	42
Total Assets	6,034
Liabilities
Payables for Investment Securities Purchased	13
Payables to Vanguard	—
Total Liabilities	13
Net Assets	6,021
At March 31, 2026, net assets consisted of:

Paid-in Capital	6,010
Total Distributable Earnings (Loss)	11
Net Assets	6,021
Net Assets
Applicable to 80,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,021
Net Asset Value Per Share	$75.26
See accompanying Notes, which are an integral part of the Financial Statements.
7

Target Maturity 2033 Corporate Bond ETF
Statement of Operations

March 24, 2026[1] to March 31, 2026
($000)
Investment Income
Income
Interest[2]	3
Total Income	3
Expenses
The Vanguard Group—Note C
Management and Administrative	—
Custodian Fees	—
Shareholders’ Reports	—
Total Expenses	—
Net Investment Income	3
Realized Net Gain (Loss) on Investment Securities Sold[2]	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	8
Net Increase (Decrease) in Net Assets Resulting from Operations	11
1	Inception.
2	Interest income and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1. There was no realized net gain (loss) during the period. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Target Maturity 2033 Corporate Bond ETF
Statement of Changes in Net Assets

March 24, 2026[1] to March 31, 2026
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3
Realized Net Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	8
Net Increase (Decrease) in Net Assets Resulting from Operations	11
Distributions
Total Distributions	—
Capital Share Transactions
Issued	6,010
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	6,010
Total Increase (Decrease)	6,021
Net Assets
Beginning of Period	—
End of Period	6,021
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Target Maturity 2033 Corporate Bond ETF
Financial Highlights
March 24, 2026[1] to March 31, 2026
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	.061
Net Realized and Unrealized Gain (Loss) on Investments	.199
Total from Investment Operations	.260
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$75.26
Total Return	0.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6
Ratio of Total Expenses to Average Net Assets	0.08%
Ratio of Net Investment Income to Average Net Assets	4.27%
Portfolio Turnover Rate[3]	0%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Target Maturity 2033 Corporate Bond ETF
Notes to Financial Statements
Vanguard Target Maturity 2033 Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. The Fund is a term fund that will liquidate on or about December 15, 2033 (the “Planned Liquidation Date”). The Fund does not seek to return any predetermined amount at liquidation or in periodic distributions. The Fund invests in a range of securities that, in the aggregate, approximates a target index in terms of key risk factors and other characteristics. The Fund also maintains a dollar-weighted average maturity consistent with that of the target index. When a bond included in the target index matures, its value at the time of maturity will continue to be represented in the target index by cash and cash equivalents until the Planned Liquidation Date.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended March 31, 2026, the fund did not utilize the credit facility or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had not yet made any contributions to Vanguard’s capital as permitted under the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
11

Target Maturity 2033 Corporate Bond ETF
The following table summarizes the market value of the fund's investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	13	—	13
Corporate Bonds	—	5,926	—	5,926
Temporary Cash Investments	17	—	—	17
Total	17	5,939	—	5,956

E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,948
Gross Unrealized Appreciation	8
Gross Unrealized Depreciation	(—)
Net Unrealized Appreciation (Depreciation)	8
F.  During the period ended March 31, 2026, the fund purchased $0 of investment securities and sold $0 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $13,000 and $0, respectively. In addition, the fund purchased and sold investment securities of $5,918,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
March 24, 2026[1] to March 31, 2026
Shares (000)
Issued	80
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	80
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At March 31, 2026, one shareholder was the record or beneficial owner of 50% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
12

Target Maturity 2033 Corporate Bond ETF
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0782 052026
13

Financial Statements
For the period ended March 31, 2026
Vanguard Target Maturity 2034 Corporate Bond ETF

Contents
Financial Statements	1

Target Maturity 2034 Corporate Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (98.6%)
Communications (5.9%)
	AppLovin Corp.	5.500%	12/1/2034	19	19
	AT&T Inc.	5.400%	2/15/2034	48	49
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/2034	10	10
	Charter Communications Operating LLC	6.650%	2/1/2034	9	9
	Charter Communications Operating LLC	6.550%	6/1/2034	33	34
	Comcast Corp.	5.300%	6/1/2034	25	25
	Comcast Corp.	4.200%	8/15/2034	12	11
	Meta Platforms Inc.	4.750%	8/15/2034	36	36
	Netflix Inc.	4.900%	8/15/2034	16	16
	Omnicom Group Inc.	5.300%	11/1/2034	12	12
	Rogers Communications Inc.	5.300%	2/15/2034	23	23
	T-Mobile USA Inc.	5.750%	1/15/2034	29	30
	T-Mobile USA Inc.	5.150%	4/15/2034	10	10
	Uber Technologies Inc.	4.800%	9/15/2034	25	25
	Verizon Communications Inc.	4.400%	11/1/2034	28	27
	Walt Disney Co.	6.200%	12/15/2034	16	18
					354
Consumer Discretionary (5.1%)
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	12	12
	Amazon.com Inc.	4.800%	12/5/2034	23	23
[1]	American Honda Finance Corp.	4.900%	1/10/2034	15	15
	AutoZone Inc.	5.400%	7/15/2034	9	9
	BorgWarner Inc.	5.400%	8/15/2034	7	7
	Choice Hotels International Inc.	5.850%	8/1/2034	7	7
	Cornell University	4.835%	6/15/2034	5	5
	DR Horton Inc.	5.000%	10/15/2034	9	9
	Ferguson Enterprises Inc.	5.000%	10/3/2034	10	10
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	27	27
	General Motors Financial Co. Inc.	6.100%	1/7/2034	11	11
	General Motors Financial Co. Inc.	5.950%	4/4/2034	10	10
	General Motors Financial Co. Inc.	5.450%	9/6/2034	40	40
	Hasbro Inc.	6.050%	5/14/2034	7	7
	Home Depot Inc.	4.950%	6/25/2034	31	31
	Las Vegas Sands Corp.	6.200%	8/15/2034	11	11
	Marriott International Inc.	5.300%	5/15/2034	11	11
[1]	McDonald's Corp.	5.200%	5/17/2034	8	8
	O'Reilly Automotive Inc.	5.000%	8/19/2034	7	7
	Owens Corning	5.700%	6/15/2034	16	17
	Starbucks Corp.	5.000%	2/15/2034	11	11
[1]	Toyota Motor Credit Corp.	4.800%	1/5/2034	16	16
					304
Consumer Staples (5.3%)
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	19	19
	BAT Capital Corp.	6.000%	2/20/2034	14	15
	Bunge Ltd. Finance Corp.	4.650%	9/17/2034	16	15
	Campbell's Co.	5.400%	3/21/2034	14	14
	Coca-Cola Co.	5.000%	5/13/2034	6	6
	Coca-Cola Co.	4.650%	8/14/2034	21	21
	Coca-Cola Consolidated Inc.	5.450%	6/1/2034	7	7
	Estee Lauder Cos. Inc.	5.000%	2/14/2034	8	8
	JBS NV	6.750%	3/15/2034	25	27
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	8	8
	Kroger Co.	5.000%	9/15/2034	39	38
	McCormick & Co. Inc.	4.700%	10/15/2034	5	5
	Mondelez International Inc.	4.750%	8/28/2034	5	5
	PepsiCo Inc.	4.800%	7/17/2034	8	8
	Philip Morris International Inc.	5.250%	2/13/2034	37	38
	Philip Morris International Inc.	4.900%	11/1/2034	6	6
	Procter & Gamble Co.	4.550%	1/29/2034	6	6
1

Target Maturity 2034 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Procter & Gamble Co.	4.550%	10/24/2034	13	13
	Sysco Corp.	6.000%	1/17/2034	7	7
	Target Corp.	4.500%	9/15/2034	12	12
	Tyson Foods Inc.	5.700%	3/15/2034	6	6
	Tyson Foods Inc.	4.875%	8/15/2034	18	18
	Unilever Capital Corp.	4.625%	8/12/2034	19	19
					321
Energy (9.6%)
	Boardwalk Pipelines LP	5.625%	8/1/2034	11	11
	BP Capital Markets America Inc.	4.989%	4/10/2034	7	7
	BP Capital Markets America Inc.	5.227%	11/17/2034	44	45
	Canadian Natural Resources Ltd.	5.400%	12/15/2034	10	10
	Cheniere Energy Inc.	5.650%	4/15/2034	27	28
	Cheniere Energy Partners LP	5.750%	8/15/2034	22	23
	Coterra Energy Inc.	5.600%	3/15/2034	9	9
	Devon Energy Corp.	5.200%	9/15/2034	21	21
	Diamondback Energy Inc.	5.400%	4/18/2034	24	24
	Enbridge Inc.	5.625%	4/5/2034	20	21
	Energy Transfer LP	5.550%	5/15/2034	9	9
	Energy Transfer LP	5.600%	9/1/2034	34	35
	Enterprise Products Operating LLC	4.850%	1/31/2034	17	17
	EQT Corp.	5.750%	2/1/2034	13	14
	Helmerich & Payne Inc.	5.500%	12/1/2034	7	7
	Kinder Morgan Inc.	5.400%	2/1/2034	8	8
	Kinder Morgan Inc.	5.300%	12/1/2034	21	21
	MPLX LP	5.500%	6/1/2034	25	25
	Occidental Petroleum Corp.	5.550%	10/1/2034	22	22
	ONEOK Inc.	5.650%	9/1/2034	5	5
	ONEOK Inc.	5.050%	11/1/2034	31	30
	Ovintiv Inc.	6.500%	8/15/2034	7	8
	Phillips 66	4.650%	11/15/2034	14	14
	Plains All American Pipeline LP	5.700%	9/15/2034	13	13
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	18	18
	Suncor Energy Inc.	5.950%	12/1/2034	7	7
	Targa Resources Corp.	6.500%	3/30/2034	14	15
	TotalEnergies Capital SA	5.150%	4/5/2034	21	22
	TotalEnergies Capital SA	4.724%	9/10/2034	10	10
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	22	21
	Western Midstream Operating LP	5.450%	11/15/2034	15	15
	Williams Cos. Inc.	5.150%	3/15/2034	23	23
	Woodside Finance Ltd.	5.100%	9/12/2034	18	18
					576
Financials (32.8%)
	AerCap Ireland Capital DAC	5.300%	1/19/2034	5	5
	AerCap Ireland Capital DAC	4.950%	9/10/2034	27	26
	Ally Financial Inc.	6.184%	7/26/2035	14	14
	American Express Co.	5.284%	7/26/2035	30	30
	Aon North America Inc.	5.450%	3/1/2034	31	32
	Arthur J Gallagher & Co.	5.450%	7/15/2034	11	11
	Athene Holding Ltd.	5.875%	1/15/2034	5	5
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	19	20
	Banco Santander SA	6.350%	3/14/2034	20	21
	Bank of America Corp.	5.468%	1/23/2035	109	111
[1]	Bank of America Corp.	5.425%	8/15/2035	23	23
	Bank of America Corp.	5.518%	10/25/2035	47	47
[1]	Bank of New York Mellon Corp.	5.188%	3/14/2035	18	18
	Bank of New York Mellon Corp.	5.225%	11/20/2035	11	11
	Bank of Nova Scotia	5.650%	2/1/2034	11	12
	Barclays plc	5.335%	9/10/2035	35	35
	BlackRock Funding Inc.	5.000%	3/14/2034	16	16
	Blackstone Private Credit Fund	6.000%	11/22/2034	13	12
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	15	15
	Blue Owl Finance LLC	6.250%	4/18/2034	16	15
	Brookfield Finance Inc.	6.350%	1/5/2034	14	15
	Brown & Brown Inc.	5.650%	6/11/2034	9	9
	Capital One Financial Corp.	6.051%	2/1/2035	8	8
	Capital One Financial Corp.	5.884%	7/26/2035	20	21
	Chubb INA Holdings LLC	5.000%	3/15/2034	29	29
[1]	Citibank NA	5.570%	4/30/2034	39	40
2

Target Maturity 2034 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	5.827%	2/13/2035	52	53
	Citigroup Inc.	5.449%	6/11/2035	21	21
	Citizens Financial Group Inc.	6.645%	4/25/2035	10	11
	CNA Financial Corp.	5.125%	2/15/2034	11	11
	CNO Financial Group Inc.	6.450%	6/15/2034	13	13
	Corebridge Financial Inc.	5.750%	1/15/2034	13	13
	Deutsche Bank AG	5.403%	9/11/2035	23	23
	F&G Annuities & Life Inc.	6.250%	10/4/2034	3	3
	GATX Corp.	6.050%	3/15/2034	7	7
	Goldman Sachs Capital I	6.345%	2/15/2034	8	8
	Goldman Sachs Group Inc.	5.851%	4/25/2035	18	19
	Goldman Sachs Group Inc.	5.330%	7/23/2035	26	26
	Goldman Sachs Group Inc.	5.016%	10/23/2035	113	111
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	19	19
	HSBC Holdings plc	5.719%	3/4/2035	10	10
	HSBC Holdings plc	5.874%	11/18/2035	41	42
	Huntington Bancshares Inc.	5.709%	2/2/2035	21	21
	ING Groep NV	5.550%	3/19/2035	20	20
	Jefferies Financial Group Inc.	6.200%	4/14/2034	25	26
	JPMorgan Chase & Co.	5.336%	1/23/2035	21	21
	JPMorgan Chase & Co.	5.766%	4/22/2035	19	20
	JPMorgan Chase & Co.	5.294%	7/22/2035	118	119
	JPMorgan Chase & Co.	4.946%	10/22/2035	21	21
	KeyCorp	6.401%	3/6/2035	14	15
	Lloyds Banking Group plc	5.679%	1/5/2035	15	15
	Lloyds Banking Group plc	5.590%	11/26/2035	37	38
	LPL Holdings Inc.	6.000%	5/20/2034	8	8
	Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	11	11
	Mastercard Inc.	4.875%	5/9/2034	18	18
	MetLife Inc.	6.375%	6/15/2034	12	13
	MetLife Inc.	5.300%	12/15/2034	7	7
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	29	29
	Mizuho Financial Group Inc.	5.579%	5/26/2035	6	6
	Mizuho Financial Group Inc.	5.594%	7/10/2035	20	21
	Morgan Stanley	5.466%	1/18/2035	21	21
	Morgan Stanley	5.831%	4/19/2035	23	24
	Morgan Stanley	5.320%	7/19/2035	104	104
	Nasdaq Inc.	5.550%	2/15/2034	21	22
	NatWest Group plc	5.778%	3/1/2035	24	25
	Nomura Holdings Inc.	5.783%	7/3/2034	19	20
	PayPal Holdings Inc.	5.150%	6/1/2034	17	17
	PNC Financial Services Group Inc.	5.676%	1/22/2035	12	12
	PNC Financial Services Group Inc.	5.401%	7/23/2035	37	37
	Regions Financial Corp.	5.502%	9/6/2035	14	14
	Reinsurance Group of America Inc.	5.750%	9/15/2034	8	8
[1]	Royal Bank of Canada	5.150%	2/1/2034	23	24
	Santander Holdings USA Inc.	6.342%	5/31/2035	10	11
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	23	24
	TPG Operating Group II LP	5.875%	3/5/2034	12	12
[1]	Truist Financial Corp.	5.711%	1/24/2035	30	31
	US Bancorp	5.678%	1/23/2035	30	31
	Wells Fargo & Co.	5.499%	1/23/2035	32	33
	Wells Fargo & Co.	5.211%	12/3/2035	61	61
[1]	Westpac Banking Corp.	5.618%	11/20/2035	27	27
					1,978
Health Care (10.0%)
	AbbVie Inc.	5.050%	3/15/2034	52	53
	Agilent Technologies Inc.	4.750%	9/9/2034	8	8
	AstraZeneca Finance LLC	5.000%	2/26/2034	22	22
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	44	45
	Cardinal Health Inc.	5.450%	2/15/2034	20	21
	Cardinal Health Inc.	5.350%	11/15/2034	7	7
	Cencora Inc.	5.125%	2/15/2034	7	7
	Cigna Group	5.250%	2/15/2034	18	18
	CommonSpirit Health	5.318%	12/1/2034	9	9
	CVS Health Corp.	5.700%	6/1/2034	23	24
	Elevance Health Inc.	5.375%	6/15/2034	19	19
	Eli Lilly & Co.	4.700%	2/9/2034	13	13
	Eli Lilly & Co.	4.600%	8/14/2034	35	35
3

Target Maturity 2034 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	6	6
	HCA Inc.	5.600%	4/1/2034	8	8
	HCA Inc.	5.450%	9/15/2034	37	37
	Humana Inc.	5.950%	3/15/2034	14	14
	Icon Investments Six DAC	6.000%	5/8/2034	5	5
	Johnson & Johnson	4.950%	6/1/2034	5	5
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	17	17
	Novartis Capital Corp.	4.200%	9/18/2034	21	20
	Quest Diagnostics Inc.	5.000%	12/15/2034	16	16
	Royalty Pharma plc	5.400%	9/2/2034	11	11
	Smith & Nephew plc	5.400%	3/20/2034	13	13
	Solventum Corp.	5.600%	3/23/2034	29	30
	Stryker Corp.	4.625%	9/11/2034	15	15
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	20	20
	Thermo Fisher Scientific Inc.	5.200%	1/31/2034	11	11
	UnitedHealth Group Inc.	5.000%	4/15/2034	16	16
	UnitedHealth Group Inc.	5.150%	7/15/2034	40	40
	Universal Health Services Inc.	5.050%	10/15/2034	11	11
	Wyeth LLC	6.500%	2/1/2034	13	15
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	13	13
					604
Industrials (6.2%)
	AGCO Corp.	5.800%	3/21/2034	9	9
	Amphenol Corp.	5.250%	4/5/2034	10	10
	Boeing Co.	3.600%	5/1/2034	49	44
	Boeing Co.	6.528%	5/1/2034	15	16
	Canadian National Railway Co.	6.250%	8/1/2034	4	4
	Canadian National Railway Co.	4.375%	9/18/2034	14	14
	Carrier Global Corp.	5.900%	3/15/2034	12	13
	Cummins Inc.	5.150%	2/20/2034	15	15
	GXO Logistics Inc.	6.500%	5/6/2034	11	12
	Ingersoll Rand Inc.	5.450%	6/15/2034	15	15
[1]	John Deere Capital Corp.	5.100%	4/11/2034	7	7
[1]	John Deere Capital Corp.	5.050%	6/12/2034	25	26
	Keysight Technologies Inc.	4.950%	10/15/2034	7	7
	L3Harris Technologies Inc.	5.350%	6/1/2034	15	15
	Lockheed Martin Corp.	4.750%	2/15/2034	16	16
	Lockheed Martin Corp.	4.800%	8/15/2034	10	10
	Northrop Grumman Corp.	4.900%	6/1/2034	12	12
[1]	Parker-Hannifin Corp.	4.200%	11/21/2034	7	7
	Republic Services Inc.	5.000%	4/1/2034	11	11
	Republic Services Inc.	5.200%	11/15/2034	10	10
	RTX Corp.	6.100%	3/15/2034	27	29
	Trane Technologies Financing Ltd.	5.100%	6/13/2034	8	8
	United Parcel Service Inc.	5.150%	5/22/2034	14	15
	Waste Connections Inc.	5.000%	3/1/2034	13	13
	Waste Management Inc.	4.875%	2/15/2034	18	18
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	11	11
	WW Grainger Inc.	4.450%	9/15/2034	6	6
					373
Materials (3.3%)
	Air Products and Chemicals Inc.	4.850%	2/8/2034	18	18
	ArcelorMittal SA	6.000%	6/17/2034	8	9
	Berry Global Inc.	5.650%	1/15/2034	16	16
	CF Industries Inc.	5.150%	3/15/2034	10	10
	CRH America Finance Inc.	5.400%	5/21/2034	15	15
	Dow Chemical Co.	5.150%	2/15/2034	9	9
	Eastman Chemical Co.	5.625%	2/20/2034	15	15
	Freeport-McMoRan Inc.	5.400%	11/14/2034	14	14
	LYB International Finance III LLC	5.500%	3/1/2034	12	12
	Martin Marietta Materials Inc.	5.150%	12/1/2034	10	10
	Newmont Corp.	5.350%	3/15/2034	17	18
	Nutrien Ltd.	5.400%	6/21/2034	7	7
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	17	17
	Sonoco Products Co.	5.000%	9/1/2034	14	14
	Steel Dynamics Inc.	5.375%	8/15/2034	7	7
	Vulcan Materials Co.	5.350%	12/1/2034	10	10
					201
4

Target Maturity 2034 Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Real Estate (4.8%)
Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	13	11
American Assets Trust LP	6.150%	10/1/2034	7	7
American Homes 4 Rent LP	5.500%	2/1/2034	14	14
American Homes 4 Rent LP	5.500%	7/15/2034	5	5
American Tower Corp.	5.450%	2/15/2034	8	8
Americold Realty Operating Partnership LP	5.409%	9/12/2034	5	5
Boston Properties LP	6.500%	1/15/2034	10	11
CBRE Services Inc.	5.950%	8/15/2034	19	20
Cousins Properties LP	5.875%	10/1/2034	11	11
Crown Castle Inc.	5.800%	3/1/2034	19	19
Crown Castle Inc.	5.200%	9/1/2034	7	7
Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	15	15
ERP Operating LP	4.650%	9/15/2034	8	8
Essex Portfolio LP	5.500%	4/1/2034	12	12
Extra Space Storage LP	5.400%	2/1/2034	10	10
GLP Capital LP	5.625%	9/15/2034	16	16
Host Hotels & Resorts LP	5.700%	7/1/2034	12	12
Kimco Realty OP LLC	6.400%	3/1/2034	6	7
NNN REIT Inc.	5.500%	6/15/2034	7	7
Prologis LP	5.125%	1/15/2034	5	5
Prologis LP	5.000%	3/15/2034	23	23
Realty Income Corp.	5.125%	2/15/2034	11	11
Simon Property Group LP	4.750%	9/26/2034	28	27
Ventas Realty LP	5.625%	7/1/2034	7	7
VICI Properties LP	5.750%	4/1/2034	12	12
				290
Technology (7.9%)
Accenture Capital Inc.	4.500%	10/4/2034	22	21
Adobe Inc.	4.950%	4/4/2034	10	10
Analog Devices Inc.	5.050%	4/1/2034	7	7
Arrow Electronics Inc.	5.875%	4/10/2034	6	6
Atlassian Corp.	5.500%	5/15/2034	7	7
Automatic Data Processing Inc.	4.450%	9/9/2034	19	19
Broadcom Inc.	3.469%	4/15/2034	68	61
Broadcom Inc.	4.800%	10/15/2034	18	18
Cadence Design Systems Inc.	4.700%	9/10/2034	14	14
CDW LLC	5.550%	8/22/2034	9	9
Cisco Systems Inc.	5.050%	2/26/2034	44	45
Dell International LLC	5.400%	4/15/2034	19	19
Fiserv Inc.	5.450%	3/15/2034	21	21
Fiserv Inc.	5.150%	8/12/2034	8	8
Hewlett Packard Enterprise Co.	5.000%	10/15/2034	35	34
IBM International Capital Pte. Ltd.	4.900%	2/5/2034	14	14
Intel Corp.	5.150%	2/21/2034	17	17
KLA Corp.	4.700%	2/1/2034	11	11
Kyndryl Holdings Inc.	6.350%	2/20/2034	5	5
Moody's Corp.	5.000%	8/5/2034	11	11
Motorola Solutions Inc.	5.400%	4/15/2034	17	17
Oracle Corp.	4.300%	7/8/2034	16	14
Oracle Corp.	4.700%	9/27/2034	44	40
Quanta Services Inc.	5.250%	8/9/2034	13	13
Roper Technologies Inc.	4.900%	10/15/2034	14	13
TD SYNNEX Corp.	6.100%	4/12/2034	7	7
Texas Instruments Inc.	4.850%	2/8/2034	7	7
Verisk Analytics Inc.	5.250%	6/5/2034	10	10
				478
Utilities (7.7%)
AEP Texas Inc.	5.700%	5/15/2034	7	7
American Water Capital Corp.	5.150%	3/1/2034	9	9
Arizona Public Service Co.	5.700%	8/15/2034	9	10
Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	7	7
Constellation Energy Generation LLC	6.125%	1/15/2034	7	8
DTE Electric Co.	5.200%	3/1/2034	7	7
DTE Energy Co.	5.850%	6/1/2034	15	16
Duke Energy Carolinas LLC	4.850%	1/15/2034	5	5
Duke Energy Corp.	5.450%	6/15/2034	17	18
Duke Energy Progress LLC	5.100%	3/15/2034	5	5
Entergy Arkansas LLC	5.450%	6/1/2034	9	9
5

Target Maturity 2034 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Louisiana LLC	5.350%	3/15/2034	5	5
	Entergy Louisiana LLC	5.150%	9/15/2034	15	15
	Essential Utilities Inc.	5.375%	1/15/2034	11	11
	Eversource Energy	5.500%	1/1/2034	15	15
	Eversource Energy	5.950%	7/15/2034	9	10
	Exelon Corp.	5.450%	3/15/2034	8	8
	Florida Power & Light Co.	5.300%	6/15/2034	28	29
	Georgia Power Co.	5.250%	3/15/2034	8	8
	National Grid plc	5.418%	1/11/2034	13	13
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	10	10
	NiSource Inc.	5.350%	4/1/2034	8	8
	NSTAR Electric Co.	5.400%	6/1/2034	12	12
	Pacific Gas & Electric Co.	6.950%	3/15/2034	7	8
	Pacific Gas & Electric Co.	5.800%	5/15/2034	26	27
	PacifiCorp	5.450%	2/15/2034	18	18
	PPL Capital Funding Inc.	5.250%	9/1/2034	10	10
	PPL Electric Utilities Corp.	4.850%	2/15/2034	13	13
	Public Service Co. of Colorado	5.350%	5/15/2034	16	16
	Public Service Electric & Gas Co.	4.850%	8/1/2034	16	16
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	5	5
	Southern California Edison Co.	6.000%	1/15/2034	7	7
	Southern California Edison Co.	5.200%	6/1/2034	17	17
	Southern California Gas Co.	5.050%	9/1/2034	7	7
	Southern Co.	5.700%	3/15/2034	27	28
	System Energy Resources Inc.	5.300%	12/15/2034	8	8
	Union Electric Co.	5.200%	4/1/2034	7	7
	Virginia Electric & Power Co.	5.000%	1/15/2034	9	9
	Virginia Electric & Power Co.	5.050%	8/15/2034	6	6
	Xcel Energy Inc.	5.500%	3/15/2034	14	14
					461
Total Corporate Bonds (Cost $5,920)					5,940
				Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2]	Vanguard Market Liquidity Fund (Cost $42)	3.687%		425	42
Total Investments (99.3%) (Cost $5,962)					5,982
Other Assets and Liabilities—Net (0.7%)					40
Net Assets (100%)					6,022
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Target Maturity 2034 Corporate Bond ETF
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,920)	5,940
Affiliated Issuers (Cost $42)	42
Total Investments in Securities	5,982
Investment in Vanguard	0
Cash	1
Cash Collateral Received for ETF Capital Activity	45
Receivables for Accrued Income	71
Total Assets	6,099
Liabilities
Payables for Investment Securities Purchased	32
Collateral for ETF Capital Activity	45
Payables to Vanguard	—
Total Liabilities	77
Net Assets	6,022
At March 31, 2026, net assets consisted of:

Paid-in Capital	5,999
Total Distributable Earnings (Loss)	23
Net Assets	6,022
Net Assets
Applicable to 80,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,022
Net Asset Value Per Share	$75.28
See accompanying Notes, which are an integral part of the Financial Statements.
7

Target Maturity 2034 Corporate Bond ETF
Statement of Operations

March 24, 2026[1] to March 31, 2026
($000)
Investment Income
Income
Interest[2]	3
Total Income	3
Expenses
The Vanguard Group—Note C
Management and Administrative	—
Custodian Fees	—
Shareholders’ Reports	—
Total Expenses	—
Net Investment Income	3
Realized Net Gain (Loss) on Investment Securities Sold[2]	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	20
Net Increase (Decrease) in Net Assets Resulting from Operations	23
1	Inception.
2	Interest income and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1. There was no realized net gain (loss) during the period. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Target Maturity 2034 Corporate Bond ETF
Statement of Changes in Net Assets

March 24, 2026[1] to March 31, 2026
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3
Realized Net Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	20
Net Increase (Decrease) in Net Assets Resulting from Operations	23
Distributions
Total Distributions	—
Capital Share Transactions
Issued	5,999
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	5,999
Total Increase (Decrease)	6,022
Net Assets
Beginning of Period	—
End of Period	6,022
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Target Maturity 2034 Corporate Bond ETF
Financial Highlights
March 24, 2026[1] to March 31, 2026
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	.072
Net Realized and Unrealized Gain (Loss) on Investments	.208
Total from Investment Operations	.280
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$75.28
Total Return	0.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6
Ratio of Total Expenses to Average Net Assets	0.08%
Ratio of Net Investment Income to Average Net Assets	5.04%
Portfolio Turnover Rate[3]	0%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Target Maturity 2034 Corporate Bond ETF
Notes to Financial Statements
Vanguard Target Maturity 2034 Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. The Fund is a term fund that will liquidate on or about December 15, 2034 (the “Planned Liquidation Date”). The Fund does not seek to return any predetermined amount at liquidation or in periodic distributions. The Fund invests in a range of securities that, in the aggregate, approximates a target index in terms of key risk factors and other characteristics. The Fund also maintains a dollar-weighted average maturity consistent with that of the target index. When a bond included in the target index matures, its value at the time of maturity will continue to be represented in the target index by cash and cash equivalents until the Planned Liquidation Date.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended March 31, 2026, the fund did not utilize the credit facility or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had not yet made any contributions to Vanguard’s capital as permitted under the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
11

Target Maturity 2034 Corporate Bond ETF
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	5,940	—	5,940
Temporary Cash Investments	42	—	—	42
Total	42	5,940	—	5,982

E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,962
Gross Unrealized Appreciation	20
Gross Unrealized Depreciation	(—)
Net Unrealized Appreciation (Depreciation)	20
F.  During the period ended March 31, 2026, the fund purchased $31,000 of investment securities and sold $3,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $5,892,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
March 24, 2026[1] to March 31, 2026
Shares (000)
Issued	80
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	80
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At March 31, 2026, two shareholders were each a record or beneficial owner of at least 25% or more of the fund’s net assets with a combined ownership of 97%. If any of these shareholders were to redeem their investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
12

Target Maturity 2034 Corporate Bond ETF
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0792 052026
13

Financial Statements
For the period ended March 31, 2026
Vanguard Target Maturity 2035 Corporate Bond ETF

Contents
Financial Statements	1

Target Maturity 2035 Corporate Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.6%)
U.S. Government Securities (0.6%)
	United States Treasury Note/Bond (Cost $38)	4.000%	11/15/2035	39	38
Corporate Bonds (98.3%)
Communications (8.6%)
	Alphabet Inc.	4.500%	5/15/2035	48	47
	Alphabet Inc.	4.700%	11/15/2035	27	27
	America Movil SAB de CV	6.375%	3/1/2035	15	16
	AT&T Inc.	4.500%	5/15/2035	60	57
	AT&T Inc.	5.375%	8/15/2035	10	10
	AT&T Inc.	4.900%	11/1/2035	9	9
	Charter Communications Operating LLC	6.384%	10/23/2035	15	15
	Charter Communications Operating LLC	5.850%	12/1/2035	38	37
	Comcast Corp.	5.300%	5/15/2035	6	6
	Comcast Corp.	5.650%	6/15/2035	5	5
	Comcast Corp.	4.400%	8/15/2035	38	36
	Expedia Group Inc.	5.400%	2/15/2035	14	14
	Meta Platforms Inc.	4.875%	11/15/2035	91	89
	T-Mobile USA Inc.	4.700%	1/15/2035	31	30
	T-Mobile USA Inc.	5.300%	5/15/2035	6	6
	T-Mobile USA Inc.	4.950%	11/15/2035	11	11
	Uber Technologies Inc.	4.800%	9/15/2035	22	21
	Verizon Communications Inc.	4.780%	2/15/2035	19	18
	Verizon Communications Inc.	5.250%	4/2/2035	48	48
	Walt Disney Co.	6.400%	12/15/2035	14	16
					518
Consumer Discretionary (5.8%)
	Alibaba Group Holding Ltd.	5.250%	5/26/2035	18	19
	Amazon.com Inc.	4.650%	11/20/2035	54	53
	American Honda Finance Corp.	5.200%	3/5/2035	5	5
	AutoNation Inc.	5.890%	3/15/2035	10	10
[1]	Cornell University	4.733%	6/15/2035	5	5
	DR Horton Inc.	5.500%	10/15/2035	8	8
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	9	9
	Ford Motor Credit Co. LLC	5.869%	10/31/2035	24	23
	General Motors Co.	5.000%	4/1/2035	7	7
	General Motors Financial Co. Inc.	5.900%	1/7/2035	36	37
	General Motors Financial Co. Inc.	6.150%	7/15/2035	6	6
	Home Depot Inc.	4.650%	9/15/2035	13	13
	Honda Motor Co. Ltd.	5.337%	7/8/2035	20	20
	Lowe's Cos. Inc.	4.850%	10/15/2035	21	20
	Marriott International Inc.	5.350%	3/15/2035	22	22
	Marriott International Inc.	5.250%	10/15/2035	5	5
	McDonald's Corp.	4.950%	3/3/2035	17	17
[1]	McDonald's Corp.	4.700%	12/9/2035	7	7
	Meritage Homes Corp.	5.650%	3/15/2035	5	5
	Northwestern University	4.940%	12/1/2035	5	5
[1]	President & Fellows of Harvard College	4.609%	2/15/2035	9	9
	Starbucks Corp.	5.400%	5/15/2035	5	5
	Tapestry Inc.	5.500%	3/11/2035	14	14
	Toll Brothers Finance Corp.	5.600%	6/15/2035	5	5
	Toyota Motor Corp.	5.053%	6/30/2035	5	5
	Toyota Motor Credit Corp.	5.350%	1/9/2035	18	18
					352
Consumer Staples (5.2%)
	Altria Group Inc.	5.625%	2/6/2035	4	4
	Altria Group Inc.	5.250%	8/6/2035	9	9
	BAT Capital Corp.	5.625%	8/15/2035	18	19
	Bunge Ltd. Finance Corp.	5.150%	8/4/2035	7	7
	Campbell's Co.	4.750%	3/23/2035	9	8
1

Target Maturity 2035 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	8	8
	Conagra Brands Inc.	5.750%	8/1/2035	10	10
	Constellation Brands Inc.	4.950%	11/1/2035	5	5
	Diageo Investment Corp.	5.625%	4/15/2035	14	15
	Flowers Foods Inc.	5.750%	3/15/2035	5	5
	General Mills Inc.	5.250%	1/30/2035	9	9
	Hershey Co.	5.100%	2/24/2035	7	7
	J M Smucker Co.	4.250%	3/15/2035	9	8
	JBS NV	5.950%	4/20/2035	16	17
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	5	5
	Kraft Heinz Foods Co.	5.400%	3/15/2035	5	5
	Kraft Heinz Foods Co.	5.000%	7/15/2035	15	15
	PepsiCo Inc.	5.000%	2/7/2035	31	31
	PepsiCo Inc.	5.000%	7/23/2035	10	10
	Philip Morris International Inc.	4.875%	4/30/2035	5	5
	Philip Morris International Inc.	4.625%	10/29/2035	20	19
	Procter & Gamble Co.	4.600%	5/1/2035	5	5
	Procter & Gamble Co.	4.350%	11/3/2035	10	10
	Reynolds American Inc.	5.700%	8/15/2035	14	14
	Sysco Corp.	5.400%	3/23/2035	6	6
	Target Corp.	5.000%	4/15/2035	13	13
	Walmart Inc.	4.900%	4/28/2035	32	32
	Walmart Inc.	5.250%	9/1/2035	11	11
					312
Energy (7.6%)
	Cheniere Energy Partners LP	5.550%	10/30/2035	6	6
	Chevron USA Inc.	4.980%	4/15/2035	5	5
	Chevron USA Inc.	4.850%	10/15/2035	23	23
	ConocoPhillips Co.	5.000%	1/15/2035	18	18
	Coterra Energy Inc.	5.400%	2/15/2035	9	9
	Diamondback Energy Inc.	5.550%	4/1/2035	21	21
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	5	5
	Enbridge Inc.	5.550%	6/20/2035	16	16
	Enbridge Inc.	5.200%	11/20/2035	10	10
	Energy Transfer LP	4.900%	3/15/2035	7	7
	Energy Transfer LP	5.700%	4/1/2035	22	23
	Enterprise Products Operating LLC	4.950%	2/15/2035	19	19
	EOG Resources Inc.	3.900%	4/1/2035	8	7
	Expand Energy Corp.	5.700%	1/15/2035	11	11
	Halliburton Co.	4.850%	11/15/2035	13	13
	HF Sinclair Corp.	6.250%	1/15/2035	14	14
	Kinder Morgan Energy Partners LP	5.800%	3/15/2035	17	18
	Kinder Morgan Inc.	5.850%	6/1/2035	5	5
	Marathon Petroleum Corp.	5.700%	3/1/2035	16	16
	MPLX LP	5.400%	4/1/2035	6	6
	MPLX LP	5.400%	9/15/2035	31	31
	ONEOK Inc.	5.400%	10/15/2035	18	18
	Phillips 66 Co.	4.950%	3/15/2035	8	8
	Plains All American Pipeline LP	5.950%	6/15/2035	18	19
[1]	Shell Finance US Inc.	4.125%	5/11/2035	21	20
	Targa Resources Corp.	5.500%	2/15/2035	7	7
	Targa Resources Corp.	5.550%	8/15/2035	26	26
	Viper Energy Partners LLC	5.700%	8/1/2035	14	14
	Western Midstream Operating LP	5.500%	12/15/2035	12	12
	Williams Cos. Inc.	5.600%	3/15/2035	24	25
	Williams Cos. Inc.	5.300%	9/30/2035	5	5
	Woodside Finance Ltd.	6.000%	5/19/2035	17	18
					455
Financials (30.9%)
	AerCap Ireland Capital DAC	5.000%	11/15/2035	7	7
	Allstate Corp.	5.550%	5/9/2035	11	11
	American Express Co.	5.442%	1/30/2036	10	10
	American Express Co.	5.667%	4/25/2036	46	48
	American Express Co.	4.804%	10/24/2036	17	16
	American International Group Inc.	3.875%	1/15/2035	9	8
	American International Group Inc.	5.450%	5/7/2035	6	6
	American National Group Inc.	6.000%	7/15/2035	13	13
	Ameriprise Financial Inc.	5.200%	4/15/2035	14	14
	Apollo Global Management Inc.	5.150%	8/12/2035	10	10
2

Target Maturity 2035 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arthur J Gallagher & Co.	5.150%	2/15/2035	26	26
	Banco Santander SA	6.033%	1/17/2035	7	7
	Banco Santander SA	5.127%	11/6/2035	26	25
	Bank of America Corp.	5.511%	1/24/2036	65	66
	Bank of America Corp.	5.744%	2/12/2036	43	44
	Bank of America Corp.	5.464%	5/9/2036	15	15
	Bank of New York Mellon Corp.	5.316%	6/6/2036	12	12
	Barclays plc	5.785%	2/25/2036	33	33
	BlackRock Funding Inc.	4.900%	1/8/2035	5	5
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	11	11
	Brown & Brown Inc.	5.550%	6/23/2035	14	14
	Capital One Financial Corp.	6.183%	1/30/2036	13	13
	Capital One Financial Corp.	5.197%	9/11/2036	42	41
	Carlyle Group Inc.	5.050%	9/19/2035	10	10
	Charles Schwab Corp.	4.914%	11/14/2036	16	16
	Chubb INA Holdings LLC	4.900%	8/15/2035	22	22
	Citigroup Inc.	6.020%	1/24/2036	46	47
[1]	Citigroup Inc.	5.333%	3/27/2036	39	39
	Citigroup Inc.	5.174%	9/11/2036	46	46
	CNA Financial Corp.	5.200%	8/15/2035	10	10
	GATX Corp.	5.500%	6/15/2035	13	13
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	19	18
	Global Payments Inc.	5.550%	11/15/2035	29	28
	Goldman Sachs Group Inc.	5.536%	1/28/2036	31	32
	Goldman Sachs Group Inc.	4.939%	10/21/2036	66	64
	Hanover Insurance Group Inc.	5.500%	9/1/2035	5	5
	HSBC Holdings plc	5.450%	3/3/2036	58	58
	HSBC Holdings plc	5.790%	5/13/2036	32	33
	HSBC Holdings plc	5.741%	9/10/2036	12	12
	HSBC Holdings plc	5.133%	11/6/2036	18	18
	ING Groep NV	5.525%	3/25/2036	15	15
	JPMorgan Chase & Co.	5.502%	1/24/2036	58	59
	JPMorgan Chase & Co.	5.572%	4/22/2036	21	22
	JPMorgan Chase & Co.	5.576%	7/23/2036	44	45
	JPMorgan Chase & Co.	4.810%	10/22/2036	57	55
	KKR & Co. Inc.	5.100%	8/7/2035	11	11
	Lincoln National Corp.	5.350%	11/15/2035	5	5
	Lloyds Banking Group plc	6.068%	6/13/2036	30	30
	Lloyds Banking Group plc	4.943%	11/4/2036	10	10
	LPL Holdings Inc.	5.650%	3/15/2035	5	5
	LPL Holdings Inc.	5.750%	6/15/2035	13	13
[1]	M&T Bank Corp.	5.385%	1/16/2036	16	16
	Manulife Financial Corp.	4.986%	12/11/2035	17	17
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	33	33
	Mastercard Inc.	4.550%	1/15/2035	19	19
	MetLife Inc.	5.700%	6/15/2035	15	16
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	8	8
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	9	9
	Mitsubishi UFJ Financial Group Inc.	5.188%	9/12/2036	38	38
	Mizuho Financial Group Inc.	5.422%	5/13/2036	6	6
	Mizuho Financial Group Inc.	5.323%	7/8/2036	26	26
	Morgan Stanley	5.587%	1/18/2036	53	54
	Morgan Stanley	5.664%	4/17/2036	61	62
[1]	Morgan Stanley	4.892%	10/22/2036	25	24
	Nomura Holdings Inc.	5.491%	6/29/2035	10	10
	ORIX Corp.	5.400%	2/25/2035	8	8
	PayPal Holdings Inc.	5.100%	4/1/2035	12	12
	PNC Financial Services Group Inc.	5.575%	1/29/2036	38	39
	PNC Financial Services Group Inc.	5.373%	7/21/2036	12	12
	Prudential Financial Inc.	5.200%	3/14/2035	5	5
	Raymond James Financial Inc.	4.900%	9/11/2035	13	13
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	8	8
	Santander UK Group Holdings plc	5.136%	9/22/2036	16	15
	State Street Corp.	5.146%	2/28/2036	7	7
	State Street Corp.	4.784%	10/23/2036	18	17
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/2035	14	14
	Sumitomo Mitsui Financial Group Inc.	5.246%	7/8/2036	12	12
	Synchrony Financial	6.000%	7/29/2036	5	5
	Toronto-Dominion Bank	4.928%	10/15/2035	20	20
	Travelers Cos. Inc.	5.050%	7/24/2035	7	7
3

Target Maturity 2035 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Truist Financial Corp.	4.964%	10/23/2036	16	15
	US Bancorp	5.424%	2/12/2036	16	16
	Visa Inc.	4.150%	12/14/2035	20	19
	Wachovia Corp.	5.500%	8/1/2035	6	6
	Wells Fargo & Co.	5.605%	4/23/2036	64	65
	Wells Fargo & Co.	4.892%	9/15/2036	16	16
					1,865
Health Care (10.3%)
	AbbVie Inc.	4.550%	3/15/2035	15	15
	AbbVie Inc.	5.200%	3/15/2035	7	7
	AbbVie Inc.	4.500%	5/14/2035	59	57
[1]	Ascension Health	4.923%	11/15/2035	15	15
	Baxter International Inc.	5.650%	12/15/2035	7	7
	Biogen Inc.	5.750%	5/15/2035	9	9
	Cencora Inc.	5.150%	2/15/2035	8	8
[1]	CommonSpirit Health	4.975%	9/1/2035	8	8
	CVS Health Corp.	4.875%	7/20/2035	5	5
	CVS Health Corp.	5.450%	9/15/2035	30	30
	Elevance Health Inc.	5.200%	2/15/2035	21	21
	Eli Lilly & Co.	5.100%	2/12/2035	10	10
	Eli Lilly & Co.	4.900%	10/15/2035	26	26
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	5	5
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	21	21
	Gilead Sciences Inc.	5.100%	6/15/2035	6	6
	Gilead Sciences Inc.	4.600%	9/1/2035	27	26
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	14	14
	HCA Inc.	5.750%	3/1/2035	32	33
	HCA Inc.	4.900%	11/15/2035	8	8
	Humana Inc.	5.550%	5/1/2035	12	12
	Johnson & Johnson	5.000%	3/1/2035	9	9
	McKesson Corp.	5.250%	5/30/2035	13	13
	Medtronic Inc.	4.375%	3/15/2035	27	26
	Merck & Co. Inc.	4.950%	9/15/2035	14	14
	Merck & Co. Inc.	4.750%	12/4/2035	38	37
	Novartis Capital Corp.	4.600%	11/5/2035	15	15
	Pfizer Inc.	4.875%	11/15/2035	20	20
	Royalty Pharma plc	5.200%	9/25/2035	16	16
	Stryker Corp.	5.200%	2/10/2035	16	16
[1]	Sutter Health	5.537%	8/15/2035	10	10
	Takeda US Financing Inc.	5.200%	7/7/2035	28	28
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	12	12
	UnitedHealth Group Inc.	5.300%	6/15/2035	5	5
	UnitedHealth Group Inc.	4.625%	7/15/2035	29	28
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	12	12
	Zoetis Inc.	5.000%	8/17/2035	18	18
					622
Industrials (5.1%)
	3M Co.	5.150%	3/15/2035	7	7
	Amphenol Corp.	5.000%	1/15/2035	14	14
	Boeing Co.	3.250%	2/1/2035	15	13
	Canadian Pacific Railway Co.	5.200%	3/30/2035	12	12
	Caterpillar Inc.	5.200%	5/15/2035	26	27
	CSX Corp.	5.050%	6/15/2035	16	16
	Cummins Inc.	5.300%	5/9/2035	18	19
	Deere & Co.	5.450%	1/16/2035	22	23
	Embraer Netherlands Finance BV	5.980%	2/11/2035	10	10
	Emerson Electric Co.	5.000%	3/15/2035	5	5
	General Dynamics Corp.	4.950%	8/15/2035	10	10
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	8	8
	Lockheed Martin Corp.	3.600%	3/1/2035	8	7
	Lockheed Martin Corp.	5.000%	8/15/2035	14	14
	Northrop Grumman Corp.	5.250%	7/15/2035	10	10
	Otis Worldwide Corp.	5.131%	9/4/2035	10	10
	Republic Services Inc.	5.150%	3/15/2035	10	10
	Southwest Airlines Co.	5.250%	11/15/2035	9	9
	Textron Inc.	5.500%	5/15/2035	8	8
	Union Pacific Corp.	5.100%	2/20/2035	15	15
	United Parcel Service Inc.	5.250%	5/14/2035	19	20
	Waste Connections Inc.	5.250%	9/1/2035	10	10
4

Target Maturity 2035 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waste Management Inc.	4.950%	3/15/2035	22	22
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	9	9
					308
Materials (3.8%)
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	14	14
	Amrize Finance US LLC	5.400%	4/7/2035	17	17
	BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	22	23
	Carlisle Cos. Inc.	5.250%	9/15/2035	5	5
	CF Industries Inc.	5.300%	11/26/2035	13	13
	CRH America Finance Inc.	5.500%	1/9/2035	22	23
	Ecolab Inc.	5.000%	9/1/2035	7	7
	Gerdau Trade Inc.	5.750%	6/9/2035	10	10
	LYB International Finance III LLC	6.150%	5/15/2035	7	7
	Nucor Corp.	5.100%	6/1/2035	10	10
	Packaging Corp. of America	5.200%	8/15/2035	5	5
	Rio Tinto Finance USA plc	5.250%	3/14/2035	24	24
	Sherwin-Williams Co.	5.150%	8/15/2035	10	10
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	16	16
	Southern Copper Corp.	7.500%	7/27/2035	15	17
	Steel Dynamics Inc.	5.250%	5/15/2035	13	13
	Westlake Corp.	5.550%	11/15/2035	12	12
					226
Real Estate (3.2%)
	Alexandria Real Estate Equities Inc.	4.750%	4/15/2035	16	15
	American Homes 4 Rent LP	5.250%	3/15/2035	5	5
	American Tower Corp.	5.400%	1/31/2035	14	14
	American Tower Corp.	5.350%	3/15/2035	6	6
	Boston Properties LP	5.750%	1/15/2035	16	16
	CBRE Services Inc.	5.500%	6/15/2035	5	5
	Extra Space Storage LP	5.400%	6/15/2035	8	8
	Healthpeak OP LLC	5.375%	2/15/2035	5	5
	Host Hotels & Resorts LP	5.500%	4/15/2035	13	13
	Invitation Homes Operating Partnership LP	4.875%	2/1/2035	8	8
	Kimco Realty OP LLC	4.850%	3/1/2035	5	5
	Prologis LP	5.000%	1/31/2035	6	6
	Prologis LP	5.250%	5/15/2035	19	19
	Realty Income Corp.	5.125%	4/15/2035	7	7
	Simon Property Group LP	5.125%	10/1/2035	14	14
	Ventas Realty LP	5.000%	1/15/2035	10	10
	VICI Properties LP	5.625%	4/1/2035	16	16
	Welltower OP LLC	5.125%	7/1/2035	22	22
					194
Technology (10.0%)
	Adobe Inc.	5.300%	1/17/2035	5	5
	Apple Inc.	4.750%	5/12/2035	5	5
	Applied Materials Inc.	5.100%	10/1/2035	5	5
	Autodesk Inc.	5.300%	6/15/2035	10	10
	Booz Allen Hamilton Inc.	5.950%	4/15/2035	7	7
	Broadcom Inc.	5.200%	7/15/2035	19	19
[2]	Broadcom Inc.	3.137%	11/15/2035	76	65
	Cisco Systems Inc.	5.100%	2/24/2035	22	22
	Dell International LLC	4.850%	2/1/2035	25	24
	Dell International LLC	5.500%	4/1/2035	5	5
	Fiserv Inc.	5.250%	8/11/2035	18	18
	Flex Ltd.	5.375%	11/13/2035	12	12
	Hewlett Packard Enterprise Co.	6.200%	10/15/2035	9	10
	HP Inc.	6.100%	4/25/2035	5	5
[1]	International Business Machines Corp.	5.200%	2/10/2035	11	11
	J Paul Getty Trust	4.905%	4/1/2035	5	5
	Leidos Inc.	5.500%	3/15/2035	5	5
	Marvell Technology Inc.	5.450%	7/15/2035	10	10
	Micron Technology Inc.	5.800%	1/15/2035	6	6
	Micron Technology Inc.	6.050%	11/1/2035	8	9
	Microsoft Corp.	3.500%	2/12/2035	10	9
	Microsoft Corp.	4.200%	11/3/2035	24	24
	Motorola Solutions Inc.	5.550%	8/15/2035	15	15
	MSCI Inc.	5.250%	9/1/2035	22	22
	NetApp Inc.	5.700%	3/17/2035	12	12
5

Target Maturity 2035 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NXP BV	5.250%	8/19/2035	13	13
	Oracle Corp.	3.900%	5/15/2035	47	40
	Oracle Corp.	5.500%	8/3/2035	34	32
	Oracle Corp.	5.200%	9/26/2035	30	28
	Paychex Inc.	5.600%	4/15/2035	16	16
	QUALCOMM Inc.	4.650%	5/20/2035	20	20
	QUALCOMM Inc.	5.000%	5/20/2035	5	5
	Quanta Services Inc.	5.100%	8/9/2035	10	10
	RELX Capital Inc.	5.250%	3/27/2035	14	14
	Roper Technologies Inc.	5.100%	9/15/2035	15	15
	Synopsys Inc.	5.150%	4/1/2035	39	39
	TD SYNNEX Corp.	5.300%	10/10/2035	7	7
	Texas Instruments Inc.	5.100%	5/23/2035	9	9
	Verisk Analytics Inc.	5.250%	3/15/2035	13	13
					601
Utilities (7.8%)
	Alabama Power Co.	5.100%	4/2/2035	2	2
	Ameren Corp.	5.375%	3/15/2035	12	12
	American Water Capital Corp.	5.250%	3/1/2035	10	10
[1]	Atmos Energy Corp.	5.200%	8/15/2035	5	5
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	5	5
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	5	5
[1]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	9	9
	Consumers Energy Co.	5.050%	5/15/2035	7	7
	Dominion Energy Inc.	5.450%	3/15/2035	7	7
	DTE Electric Co.	5.250%	5/15/2035	13	13
	DTE Energy Co.	5.050%	10/1/2035	9	9
[1]	Duke Energy Carolinas LLC	5.250%	3/15/2035	11	11
	Duke Energy Corp.	4.950%	9/15/2035	23	23
	Duke Energy Florida LLC	4.850%	12/1/2035	10	10
	Duke Energy Progress LLC	5.050%	3/15/2035	7	7
	Entergy Texas Inc.	5.250%	4/15/2035	5	5
	Essential Utilities Inc.	5.250%	8/15/2035	10	10
	Evergy Kansas Central Inc.	5.250%	3/15/2035	12	12
	Exelon Corp.	5.625%	6/15/2035	5	5
	Georgia Power Co.	5.200%	3/15/2035	6	6
	Interstate Power & Light Co.	5.600%	6/29/2035	12	12
	Jersey Central Power & Light Co.	5.100%	1/15/2035	13	13
	National Fuel Gas Co.	5.950%	3/15/2035	5	5
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	14	14
	NiSource Inc.	5.350%	7/15/2035	16	16
	Northern States Power Co.	5.050%	5/15/2035	5	5
	NSTAR Electric Co.	5.200%	3/1/2035	8	8
	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	5	5
	Pacific Gas & Electric Co.	5.700%	3/1/2035	7	7
	Pacific Gas & Electric Co.	6.000%	8/15/2035	24	25
	PECO Energy Co.	4.875%	9/15/2035	19	19
	Public Service Co. of Colorado	5.150%	9/15/2035	10	10
	Public Service Co. of Oklahoma	5.200%	1/15/2035	7	7
	Puget Energy Inc.	5.725%	3/15/2035	7	7
	San Diego Gas & Electric Co.	5.400%	4/15/2035	10	10
	Southern California Edison Co.	5.450%	3/1/2035	13	13
	Southern California Gas Co.	5.450%	6/15/2035	12	13
	Southern Co.	4.850%	3/15/2035	20	20
[1]	Southern Power Co.	4.900%	10/1/2035	11	11
	Southwestern Public Service Co.	5.300%	5/15/2035	10	10
	Tampa Electric Co.	5.150%	3/1/2035	7	7
	Union Electric Co.	5.250%	4/15/2035	10	10
	Virginia Electric & Power Co.	5.150%	3/15/2035	21	21
[1]	Virginia Electric & Power Co.	4.900%	9/15/2035	16	16
	Xcel Energy Inc.	5.600%	4/15/2035	14	14
					471
Total Corporate Bonds (Cost $5,901)					5,924
6

Target Maturity 2035 Corporate Bond ETF
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3]	Vanguard Market Liquidity Fund (Cost $28)	3.687%	284	28
Total Investments (99.4%) (Cost $5,967)				5,990
Other Assets and Liabilities—Net (0.6%)				37
Net Assets (100%)				6,027
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $65, representing 1.1% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Target Maturity 2035 Corporate Bond ETF
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,939)	5,962
Affiliated Issuers (Cost $28)	28
Total Investments in Securities	5,990
Investment in Vanguard	0
Cash	1
Cash Collateral Received for ETF Capital Activity	41
Receivables for Investment Securities Sold	27
Receivables for Accrued Income	79
Total Assets	6,138
Liabilities
Payables for Investment Securities Purchased	70
Collateral for ETF Capital Activity	41
Payables to Vanguard	—
Total Liabilities	111
Net Assets	6,027
At March 31, 2026, net assets consisted of:

Paid-in Capital	6,001
Total Distributable Earnings (Loss)	26
Net Assets	6,027
Net Assets
Applicable to 80,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,027
Net Asset Value Per Share	$75.34
See accompanying Notes, which are an integral part of the Financial Statements.
8

Target Maturity 2035 Corporate Bond ETF
Statement of Operations

March 24, 2026[1] to March 31, 2026
($000)
Investment Income
Income
Interest[2]	3
Total Income	3
Expenses
The Vanguard Group—Note C
Management and Administrative	—
Custodian Fees	—
Shareholders’ Reports	—
Total Expenses	—
Net Investment Income	3
Realized Net Gain (Loss) on Investment Securities Sold[2]	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	23
Net Increase (Decrease) in Net Assets Resulting from Operations	26
1	Inception.
2	Interest income and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1. There was no realized net gain (loss) during the period. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Target Maturity 2035 Corporate Bond ETF
Statement of Changes in Net Assets

March 24, 2026[1] to March 31, 2026
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3
Realized Net Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	23
Net Increase (Decrease) in Net Assets Resulting from Operations	26
Distributions
Total Distributions	—
Capital Share Transactions
Issued	6,001
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	6,001
Total Increase (Decrease)	6,027
Net Assets
Beginning of Period	—
End of Period	6,027
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Target Maturity 2035 Corporate Bond ETF
Financial Highlights
March 24, 2026[1] to March 31, 2026
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	.073
Net Realized and Unrealized Gain (Loss) on Investments	.267
Total from Investment Operations	.340
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$75.34
Total Return	0.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6
Ratio of Total Expenses to Average Net Assets	0.08%
Ratio of Net Investment Income to Average Net Assets	5.08%
Portfolio Turnover Rate[3]	1%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Target Maturity 2035 Corporate Bond ETF
Notes to Financial Statements
Vanguard Target Maturity 2035 Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. The Fund is a term fund that will liquidate on or about December 15, 2035 (the “Planned Liquidation Date”). The Fund does not seek to return any predetermined amount at liquidation or in periodic distributions. The Fund invests in a range of securities that, in the aggregate, approximates a target index in terms of key risk factors and other characteristics. The Fund also maintains a dollar-weighted average maturity consistent with that of the target index. When a bond included in the target index matures, its value at the time of maturity will continue to be represented in the target index by cash and cash equivalents until the Planned Liquidation Date.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended March 31, 2026, the fund did not utilize the credit facility or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had not yet made any contributions to Vanguard’s capital as permitted under the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
12

Target Maturity 2035 Corporate Bond ETF
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	38	—	38
Corporate Bonds	—	5,924	—	5,924
Temporary Cash Investments	28	—	—	28
Total	28	5,962	—	5,990

E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,967
Gross Unrealized Appreciation	23
Gross Unrealized Depreciation	(—)
Net Unrealized Appreciation (Depreciation)	23
F.  During the period ended March 31, 2026, the fund purchased $32,000 of investment securities and sold $33,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $38,000 and $0, respectively. In addition, the fund purchased and sold investment securities of $5,902,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
March 24, 2026[1] to March 31, 2026
Shares (000)
Issued	80
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	80
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At March 31, 2026, two shareholders were each a record or beneficial owner of at least 25% or more of the fund’s net assets with a combined ownership of 96%. If any of these shareholders were to redeem their investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
13

Target Maturity 2035 Corporate Bond ETF
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0802 052026
14

Financial Statements
For the period ended March 31, 2026
Vanguard Target Maturity 2036 Corporate Bond ETF

Contents
Financial Statements	1

Target Maturity 2036 Corporate Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (99.2%)
Communications (7.7%)
	Airbnb Inc.	5.250%	3/16/2036	24	24
	Alphabet Inc.	4.800%	2/15/2036	129	128
	AT&T Inc.	5.125%	4/30/2036	38	38
	Comcast Corp.	3.200%	7/15/2036	30	25
	Omnicom Group Inc.	5.300%	6/2/2036	18	17
	Telefonica Emisiones SA	7.045%	6/20/2036	61	67
	T-Mobile USA Inc.	5.000%	2/15/2036	35	35
	Verizon Communications Inc.	4.272%	1/15/2036	39	36
	Verizon Communications Inc.	5.000%	1/15/2036	68	67
	Walt Disney Co.	4.625%	3/14/2036	30	29
					466
Consumer Discretionary (5.9%)
	Amazon.com Inc.	4.875%	3/13/2036	182	180
	American Honda Finance Corp.	5.100%	1/8/2036	15	14
	General Motors Co.	6.600%	4/1/2036	35	37
	General Motors Financial Co. Inc.	5.450%	1/8/2036	18	18
	McDonald's Corp.	5.000%	2/13/2036	23	23
	O'Reilly Automotive Inc.	5.100%	3/12/2036	26	26
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	45	44
[1]	Toyota Motor Credit Corp.	4.800%	1/11/2036	15	15
					357
Consumer Staples (5.4%)
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	162	158
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	19	18
	Bunge Ltd. Finance Corp.	5.150%	3/19/2036	21	21
	Diageo Capital plc	5.875%	9/30/2036	18	19
	JBS NV	5.500%	1/15/2036	38	38
[2]	Maple Parent Holdings Corp.	5.700%	3/26/2036	21	21
	Sysco Corp.	4.950%	3/25/2036	20	19
	Target Corp.	5.250%	2/15/2036	15	15
	Tyson Foods Inc.	4.950%	2/20/2036	15	15
					324
Energy (10.6%)
	Antero Resources Corp.	5.400%	2/1/2036	23	23
	Baker Hughes Holdings LLC	5.000%	6/15/2036	61	60
	Boardwalk Pipelines LP	5.375%	2/15/2036	17	17
	Cenovus Energy Inc.	5.400%	3/20/2036	15	15
[2]	Cheniere Energy Inc.	5.200%	7/30/2036	30	30
	Enbridge Inc.	5.450%	3/27/2036	30	30
	Energy Transfer LP	5.350%	1/15/2036	30	30
	Enterprise Products Operating LLC	5.200%	1/15/2036	45	45
	EOG Resources Inc.	5.350%	1/15/2036	38	38
	MPLX LP	5.300%	4/1/2036	30	30
	Occidental Petroleum Corp.	6.450%	9/15/2036	52	55
	ONEOK Partners LP	6.650%	10/1/2036	20	21
	Plains All American Pipeline LP	5.600%	1/15/2036	30	30
	Shell Finance US Inc.	4.750%	1/6/2036	30	29
	Targa Resources Corp.	5.650%	2/15/2036	23	23
	Targa Resources Corp.	5.400%	7/30/2036	30	30
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	21	21
	TransCanada PipeLines Ltd.	5.850%	3/15/2036	15	16
[2]	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	30	30
	Valero Energy Corp.	5.150%	3/10/2036	26	26
	Williams Cos. Inc.	5.150%	3/15/2036	38	37
					636
Financials (24.5%)
	Banco Bilbao Vizcaya Argentaria SA	5.127%	3/3/2036	27	26
	Bank of America Corp.	5.045%	2/6/2037	109	108
1

Target Maturity 2036 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Bank of America NA	6.000%	10/15/2036	43	45
	Barclays plc	5.207%	2/24/2037	47	45
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	18	17
	Brookfield Finance Inc.	5.330%	1/15/2036	20	20
	Capital One Financial Corp.	5.399%	1/30/2037	46	45
	Citigroup Inc.	6.125%	8/25/2036	18	19
	Fifth Third Bancorp	5.141%	1/29/2037	30	29
	Goldman Sachs Group Inc.	6.450%	5/1/2036	21	22
	Goldman Sachs Group Inc.	5.065%	1/21/2037	136	133
	HSBC Holdings plc	6.500%	5/2/2036	25	27
[1]	HSBC Holdings plc	6.500%	5/2/2036	22	23
	HSBC Holdings plc	5.279%	3/10/2037	90	88
	ING Groep NV	5.420%	3/23/2037	45	45
	Jefferies Financial Group Inc.	5.500%	2/15/2036	45	43
	JPMorgan Chase & Co.	4.898%	1/22/2037	91	89
	JPMorgan Chase & Co.	5.193%	2/5/2037	91	89
	KeyCorp	5.305%	1/28/2037	17	17
	Loews Corp.	4.940%	4/1/2036	15	15
	Marsh & McLennan Cos. Inc.	4.950%	3/15/2036	18	18
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	45	44
	Mizuho Financial Group Inc.	5.050%	5/12/2037	22	22
	Morgan Stanley	5.073%	1/30/2037	121	119
	Principal Financial Group Inc.	6.050%	10/15/2036	18	19
	Progressive Corp.	5.150%	3/26/2036	30	30
[1]	Prudential Financial Inc.	5.700%	12/14/2036	27	28
	Sumitomo Mitsui Financial Group Inc.	5.046%	1/15/2037	35	34
[2]	Takeoff Merger Sub Inc.	5.500%	3/24/2036	15	15
	TPG Operating Group II LP	5.375%	1/15/2036	15	15
	US Bancorp	5.033%	1/26/2037	30	30
	Visa Inc.	4.700%	2/12/2036	20	20
	Wells Fargo & Co.	4.960%	1/23/2037	102	99
	Wells Fargo Bank NA	5.950%	8/26/2036	22	23
	Western Union Co.	6.200%	11/17/2036	15	15
					1,476
Health Care (11.5%)
	Abbott Laboratories	4.650%	3/15/2036	114	112
	Abbott Laboratories	4.750%	11/30/2036	55	54
	AbbVie Inc.	4.750%	3/15/2036	45	44
	AbbVie Inc.	4.300%	5/14/2036	30	28
	Aetna Inc.	6.625%	6/15/2036	23	25
	Amgen Inc.	4.850%	2/19/2036	53	52
	AstraZeneca Finance LLC	4.600%	3/2/2036	23	23
	Augusta SpinCo Corp.	5.245%	3/23/2036	23	23
	Cencora Inc.	4.900%	2/13/2036	30	29
	Cigna Group	5.250%	1/15/2036	45	45
	Elevance Health Inc.	5.000%	1/15/2036	30	30
	Gilead Sciences Inc.	4.000%	9/1/2036	22	20
	Johnson & Johnson	3.550%	3/1/2036	30	27
	Novartis Capital Corp.	4.900%	3/18/2036	68	68
	Pfizer Inc.	4.000%	12/15/2036	35	32
	Thermo Fisher Scientific Inc.	4.902%	2/12/2036	39	39
	UnitedHealth Group Inc.	5.800%	3/15/2036	26	27
	Wyeth LLC	6.000%	2/15/2036	15	16
					694
Industrials (7.3%)
	Amphenol Corp.	4.625%	2/15/2036	48	46
	Eaton Corp.	4.800%	3/6/2036	60	59
[2]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	30	29
	GE Vernova Inc.	4.875%	2/4/2036	30	30
	General Electric Co.	4.900%	1/29/2036	34	34
[2]	Honeywell Aerospace Inc.	4.950%	3/16/2036	98	97
	Howmet Aerospace Inc.	4.750%	4/15/2036	13	13
	Jacobs Solutions Inc.	5.375%	3/3/2036	15	14
	Lockheed Martin Corp.	4.500%	5/15/2036	15	14
[1]	Lockheed Martin Corp.	6.150%	9/1/2036	17	19
	Textron Inc.	4.950%	3/15/2036	14	14
	Tyco Electronics Group SA	4.875%	2/9/2036	17	17
	Union Pacific Corp.	2.891%	4/6/2036	21	18
	Vertiv Holdings Co.	4.850%	3/15/2036	18	17
2

Target Maturity 2036 Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waste Connections Inc.	4.800%	7/15/2036	18	18
					439
Materials (3.6%)
	Amcor Flexibles North America Inc.	5.125%	3/12/2036	23	22
	BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	15	15
	CRH America Finance Inc.	5.000%	2/9/2036	30	29
	Dow Chemical Co.	5.650%	3/15/2036	20	20
	Eagle Materials Inc.	5.000%	3/15/2036	23	22
	LYB International Finance III LLC	5.875%	1/15/2036	30	30
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	24	24
	Suzano Netherlands BV	5.500%	1/15/2036	30	29
	Vale Overseas Ltd.	6.875%	11/21/2036	26	29
					220
Real Estate (1.5%)
	Alexandria Real Estate Equities Inc.	5.250%	3/15/2036	23	22
	Camden Property Trust	4.900%	2/28/2036	18	18
	GLP Capital LP	5.625%	3/1/2036	24	23
	Kimco Realty OP LLC	5.300%	2/1/2036	15	15
	Ventas Realty LP	5.000%	2/15/2036	15	15
					93
Technology (12.1%)
	Apple Inc.	4.500%	2/23/2036	38	38
	Broadcom Inc.	4.950%	1/15/2036	38	37
	Broadcom Inc.	4.800%	2/15/2036	68	66
[2]	Broadcom Inc.	3.187%	11/15/2036	86	72
	Dell International LLC	5.100%	2/15/2036	38	37
	Dell International LLC	8.100%	7/15/2036	28	33
	International Business Machines Corp.	4.950%	2/3/2036	28	27
	Leidos Inc.	5.000%	3/15/2036	24	23
	Microsoft Corp.	3.450%	8/8/2036	53	48
	MSCI Inc.	5.150%	3/15/2036	15	15
	Oracle Corp.	5.700%	2/4/2036	151	145
	Oracle Corp.	3.850%	7/15/2036	40	33
	Salesforce Inc.	5.550%	3/15/2036	138	138
	Verisk Analytics Inc.	5.125%	3/15/2036	15	15
					727
Utilities (9.1%)
[1]	AEP Texas Inc.	5.200%	4/15/2036	23	23
	Arizona Public Service Co.	5.100%	3/15/2036	18	18
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	50	53
[1]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	24	23
[1]	DTE Electric Co.	4.850%	3/1/2036	25	24
[1]	Duke Energy Indiana LLC	4.950%	3/15/2036	15	15
	Entergy Arkansas LLC	4.950%	1/15/2036	15	15
	Entergy Louisiana LLC	4.900%	4/15/2036	23	22
	Entergy Mississippi LLC	5.050%	4/15/2036	20	20
	Essential Utilities Inc.	5.125%	3/15/2036	12	12
	Exelon Corp.	4.950%	3/15/2036	23	22
	Florida Power & Light Co.	4.700%	2/15/2036	20	19
	Iberdrola International BV	6.750%	7/15/2036	15	17
[2]	Jersey Central Power & Light Co.	5.150%	1/15/2036	15	15
	Northern States Power Co.	4.850%	5/15/2036	19	19
	Pacific Gas & Electric Co.	5.200%	5/1/2036	30	29
	PacifiCorp	5.800%	4/15/2036	25	25
	Public Service Co. of Colorado	5.050%	6/15/2036	18	18
	Public Service Co. of Oklahoma	5.450%	1/15/2036	24	24
[1]	San Diego Gas & Electric Co.	5.200%	3/15/2036	19	19
	Sempra	5.250%	3/15/2036	24	24
	Southern Co.	4.250%	7/1/2036	17	16
	Southwestern Electric Power Co.	5.200%	4/1/2036	18	18
[1]	Virginia Electric & Power Co.	6.000%	1/15/2036	17	18
	Virginia Electric & Power Co.	4.950%	3/15/2036	39	38
					546
Total Corporate Bonds (Cost $5,961)					5,978
3

Target Maturity 2036 Corporate Bond ETF
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3]	Vanguard Market Liquidity Fund (Cost $11)	3.687%	112	11
Total Investments (99.4%) (Cost $5,972)				5,989
Other Assets and Liabilities—Net (0.6%)				38
Net Assets (100%)				6,027
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $309, representing 5.1% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Target Maturity 2036 Corporate Bond ETF
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,961)	5,978
Affiliated Issuers (Cost $11)	11
Total Investments in Securities	5,989
Investment in Vanguard	0
Cash Collateral Received for ETF Capital Activity	106
Receivables for Investment Securities Sold	1,787
Receivables for Accrued Income	62
Total Assets	7,944
Liabilities
Payables for Investment Securities Purchased	1,811
Collateral for ETF Capital Activity	106
Payables to Vanguard	—
Total Liabilities	1,917
Net Assets	6,027
At March 31, 2026, net assets consisted of:

Paid-in Capital	6,000
Total Distributable Earnings (Loss)	27
Net Assets	6,027
Net Assets
Applicable to 80,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,027
Net Asset Value Per Share	$75.34
See accompanying Notes, which are an integral part of the Financial Statements.
5

Target Maturity 2036 Corporate Bond ETF
Statement of Operations

March 24, 2026[1] to March 31, 2026
($000)
Investment Income
Income
Interest[2]	3
Total Income	3
Expenses
The Vanguard Group—Note C
Management and Administrative	—
Custodian Fees	—
Shareholders’ Reports	—
Total Expenses	—
Net Investment Income	3
Realized Net Gain (Loss) on Investment Securities Sold[2]	7
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	17
Net Increase (Decrease) in Net Assets Resulting from Operations	27
1	Inception.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Target Maturity 2036 Corporate Bond ETF
Statement of Changes in Net Assets

March 24, 2026[1] to March 31, 2026
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3
Realized Net Gain (Loss)	7
Change in Unrealized Appreciation (Depreciation)	17
Net Increase (Decrease) in Net Assets Resulting from Operations	27
Distributions
Total Distributions	—
Capital Share Transactions
Issued	6,000
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	6,000
Total Increase (Decrease)	6,027
Net Assets
Beginning of Period	—
End of Period	6,027
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Target Maturity 2036 Corporate Bond ETF
Financial Highlights
March 24, 2026[1] to March 31, 2026
For a Share Outstanding Throughout the Period
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	.075
Net Realized and Unrealized Gain (Loss) on Investments	.265
Total from Investment Operations	.340
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$75.34
Total Return	0.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6
Ratio of Total Expenses to Average Net Assets	0.08%
Ratio of Net Investment Income to Average Net Assets	5.19%
Portfolio Turnover Rate[3]	30%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Target Maturity 2036 Corporate Bond ETF
Notes to Financial Statements
Vanguard Target Maturity 2036 Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. The Fund is a term fund that will liquidate on or about December 15, 2036 (the “Planned Liquidation Date”). The Fund does not seek to return any predetermined amount at liquidation or in periodic distributions. The Fund invests in a range of securities that, in the aggregate, approximates a target index in terms of key risk factors and other characteristics. The Fund also maintains a dollar-weighted average maturity consistent with that of the target index. When a bond included in the target index matures, its value at the time of maturity will continue to be represented in the target index by cash and cash equivalents until the Planned Liquidation Date.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended March 31, 2026, the fund did not utilize the credit facility or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had not yet made any contributions to Vanguard’s capital as permitted under the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
9

Target Maturity 2036 Corporate Bond ETF
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	5,978	—	5,978
Temporary Cash Investments	11	—	—	11
Total	11	5,978	—	5,989

E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,972
Gross Unrealized Appreciation	19
Gross Unrealized Depreciation	(2)
Net Unrealized Appreciation (Depreciation)	17
F.  During the period ended March 31, 2026, the fund purchased $1,793,000 of investment securities and sold $1,770,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $18,000 and $18,000, respectively. In addition, the fund purchased and sold investment securities of $5,931,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
March 24, 2026[1] to March 31, 2026
Shares (000)
Issued	80
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	80
1	Inception.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At March 31, 2026, two shareholders were each a record or beneficial owner of at least 25% or more of the fund’s net assets with a combined ownership of 95%. If any of these shareholders were to redeem their investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
10

Target Maturity 2036 Corporate Bond ETF
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0812 052026
11

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Target Maturity Corporate Bond ETFs

In November 2025, a majority of independent trustees Vanguard Wellesley Income Fund (Trustees) approved the launch of the Vanguard Target Maturity Corporate Bond ETFs, which utilize an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, would provide investment advisory services to each fund. The Trustees determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders. The Trustees subsequently approved a restructuring of each fund’s management structure whereby Vanguard, through its subsidiary, Vanguard Capital Management (VCM), provides investment advisory services to the funds. The funds was launched in March 2026.

The Trustees based their decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the Trustees by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to each fund and took into account the organizational depth and stability of the Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that each fund’s expense ratio will be below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 26, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.